                                                  SEC File Nos.        33-67455
                                                                       811-9105



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-1A

                             Registration Statement
                                      Under
                           the Securities Act of 1933
                         Post-Effective Amendment No. 8

                                       and

                             Registration Statement
                                      Under
                       The Investment Company Act of 1940
                                 Amendment No. 9


                              NEW WORLD FUND, INC.
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)

                         Registrant's telephone number,
                              including area code:
                                 (213) 486-9200


                                Vincent P. Corti
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                           Michael J. Fairclough, Esq.
                              O'Melveny & Myers LLP
                              400 South Hope Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)



                  Approximate date of proposed public offering:
 It is proposed that this filing become effective on January 1, 2003, pursuant to paragraph (b) of rule 485.

[logo - American Funds/SM/]              The right choice for the long term/SM/



New World Fund/SM/








 PROSPECTUS
 January 1, 2003


TABLE OF CONTENTS
 1    Risk/Return Summary
 5    Fees and Expenses of the Fund
 7    Investment Objective, Strategies and Risks
11    Management and Organization
13    Shareholder Information
14    Choosing a Share Class
16    Purchase and Exchange of Shares
18    Sales Charges
20    Sales Charge Reductions and Waivers
21    Plans of Distribution
22    How to Sell Shares
23    Distributions and Taxes
24    Financial Highlights



 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Risk/Return Summary

The fund seeks to make your investment grow over time by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The fund may also invest in debt securities of issuers, including issuers of lower rated bonds, with exposure to these countries.

The fund is designed for investors seeking capital appreciation. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. Your investment in the fund is subject to risks, including the possibility that the value of its investments may fluctuate in response to economic, political or social events in the U.S. or abroad. The prices of securities owned by the fund may be affected by events specifically involving the companies issuing those securities. The values of debt securities owned by the fund may be affected by changing interest rates and credit risk assessments. Lower quality or longer maturity bonds may be subject to greater price fluctuations than higher quality or shorter maturity bonds.

Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global political, social or economic instability, securities issued by entities based outside the U.S., particularly in countries with developing economies and/or markets, may be affected to a greater extent.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.


                                      1
                                                    New World Fund / Prospectus

HISTORICAL INVESTMENT RESULTS

The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.

[begin bar chart]
Calendar Year Total Returns for Class A Shares
(Results do not include a sales charge; if one were included, results would be lower.)

2000    -20.90%
2001    - 3.96%

[end bar chart]

Highest/lowest quarterly results during this time period were:

HIGHEST                 15.38%  (quarter ended December 31, 2001)
LOWEST                 -18.32%  (quarter ended September 30, 2001)


The total return for the nine months ended September 30, 2002 was -10.40%.


                                      2
New World Fund / Prospectus

Unlike the bar chart on the previous page, the Investment Results Table on the following page reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the maximum initial or deferred sales charge imposed. Class A share results reflect the maximum initial sales charge of 5.75%. Class A sales charges are reduced for purchases of $25,000 or more.

Class B share results reflect the applicable contingent deferred sales charge. These charges begin to decline after 12 months and are eliminated after six years.

Results would be higher if calculated without a sales charge. All fund results reflect the reinvestment of dividends and capital gain distributions.

The fund's results are shown on a pre-tax and after-tax basis, as required by Securities and Exchange Commission rules. Total returns shown "after taxes on distributions" reflect the effect of taxable distributions (for example, dividends or capital gain distributions) by the fund. Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your fund shares at the end of the particular time period, and as a result, reflect the effect of both taxable distributions by the fund and any taxable gain or loss realized upon the sale of the shares.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.

YOUR ACTUAL AFTER-TAX RETURNS DEPEND ON YOUR INDIVIDUAL TAX SITUATION AND LIKELY WILL DIFFER FROM THE RESULTS SHOWN ON THE FOLLOWING PAGE. IN ADDITION, AFTER-TAX RETURNS MAY NOT BE RELEVANT IF YOU HOLD YOUR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS A 401(K) PLAN, INDIVIDUAL RETIREMENT ACCOUNT OR COLLEGEAMERICA ACCOUNT.

Since the fund's Class C and F shares were first available on March 15, 2001 and the fund's Class 529 shares were first available on February 15, 2002, comparable results for these classes are not available for the 2001 calendar year.

Unlike the Investment Results Table on the following page, the Investment Results Table on page 9 reflects the fund's results calculated without a sales charge.


                                      3
                                                    New World Fund / Prospectus

 INVESTMENT RESULTS TABLE (WITH MAXIMUM SALES CHARGES IMPOSED) AVERAGE ANNUAL
 TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                                                       ONE YEAR   LIFETIME
---------------------------------------------------------------------------
 CLASS A - BEGAN 6/17/99
 Before Taxes                                           -9.47%     -5.51%
 After Taxes on Distributions                          -10.33%     -6.19%
 After Taxes on Distributions and Sale of Fund Shares   -5.70%     -4.66%
---------------------------------------------------------------------------
 CLASS B - BEGAN 3/15/00
 Before Taxes                                           -9.45%    -18.00%
---------------------------------------------------------------------------
 INDEXES (BEFORE TAXES)/1/
 MSCI All Country World Free Index/2/                  -15.91%     -6.82%
 MSCI Emerging Markets Free Index/3/                    -2.37%     -8.14%

1 Lifetime results are as of the date Class A shares first became available.

2 The Morgan Stanley Capital International All Country World Free Index measures
 23 developed stock markets throughout the world (including the U.S.), as well as 26 emerging stock markets. This index includes eight markets with "free" indexes reflecting actual investment opportunities for global investors by taking into account local market restrictions on share ownership by foreign investors. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
3 The Morgan Stanley Capital International Emerging Markets Free Index measures
 26 emerging stock markets throughout the world. In determining whether a market is an emerging market, MSCI evaluates factors such as gross domestic product per capita; local government regulations that limit or ban foreign ownership; the regulatory environment; perceived investment risk; or a general perception by the investment community that the country should be classified as "emerging." This index includes eight markets with "free" indexes reflecting actual investment opportunities for global investors by taking into account local market restrictions on share ownership by foreign investors. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.


                                      4
New World Fund / Prospectus

Fees and Expenses of the Fund


 SHAREHOLDER FEES TABLE (PAID DIRECTLY FROM YOUR INVESTMENT)
                        CLASS A/1/  CLASS B/1/  CLASS C/1/  CLASS 529-E/1/   CLASS F/1/
----------------------------------------------------------------------------------------
 Maximum sales charge
 imposed on               5.75%/2/     none        none          none           none
 purchases (as a
 percentage of
 offering price)
----------------------------------------------------------------------------------------
 Maximum sales charge      none        none        none          none           none
 imposed on
 reinvested dividends
----------------------------------------------------------------------------------------
 Maximum deferred       none/3/      5.00%/4/    1.00%/5/        none           none
 sales charge
----------------------------------------------------------------------------------------
 Redemption or             none        none        none          none           none
 exchange fees



1 Includes versions of these classes offered through CollegeAmerica, a 529 college savings plan sponsored by the Virginia College Savings Plan, an agency of the Commonwealth of Virginia. Class 529-E shares are only available through CollegeAmerica to employer-sponsored plans.
2 Sales charges are reduced or eliminated for purchases of $25,000 or more. 3 A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.
4 Deferred sales charge is reduced after 12 months and eliminated after six years.
5 Deferred sales charge is eliminated after 12 months.



 ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)
                             CLASS A   CLASS B   CLASS C   CLASS F
-------------------------------------------------------------------------------
 Management Fees              0.79%     0.79%     0.79%     0.79%
-------------------------------------------------------------------------------
 Distribution and/or          0.23%     1.00%     1.00%     0.25%
 Service (12b-1) Fees/1/
-------------------------------------------------------------------------------
 Other Expenses               0.32%     0.36%     0.35%     0.34%
-------------------------------------------------------------------------------
 Total Annual Fund            1.34%     2.15%     2.14%     1.38%
 Operating Expenses
                              CLASS     CLASS     CLASS     CLASS      CLASS

                             529-A/2/  529-B/2/  529-C/2/  529-E/2/   529-F/3/
-------------------------------------------------------------------------------
 Management Fees              0.79%     0.79%     0.79%     0.79%      0.79%
-------------------------------------------------------------------------------
 Distribution and/or          0.30%     1.00%     1.00%     0.50%      0.25%
 Service (12b-1) Fees/4/
-------------------------------------------------------------------------------
 Other Expenses/5/            0.38%     0.46%     0.42%     0.37%      0.38%
-------------------------------------------------------------------------------
 Total Annual Fund            1.47%     2.25%     2.21%     1.66%      1.42%
 Operating Expenses



1 Class A and F 12b-1 fees may not exceed 0.30% and 0.50%, respectively, of the class' average net assets annually.
2 Annualized.
3 Based on estimated amounts for the current fiscal year.
4 Class 529-A and 529-F 12b-1 fees may not exceed 0.50% of each class' average net assets annually. Class 529-E 12b-1 fees may not exceed 0.75% of the class' average net assets annually.
5 Includes 0.10% paid to the Virginia College Savings Plan for administrative services it provides in overseeing CollegeAmerica.


                                      5
                                                    New World Fund / Prospectus

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown on the previous page. The examples assuming redemption do not reflect the effect of any taxable gain or loss at the time of the redemption.


Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:


                                 ONE YEAR  THREE YEARS  FIVE YEARS   TEN YEARS
-------------------------------------------------------------------------------
 Class A/1/                        $704      $  975       $1,267      $2,095
-------------------------------------------------------------------------------
 Class B - assuming                $718      $1,073       $1,354      $2,277
redemption/2/
-------------------------------------------------------------------------------
 Class B - assuming no             $218      $  673       $1,154      $2,277
redemption
-------------------------------------------------------------------------------
 Class C - assuming                $317      $  670       $1,149      $2,472
redemption/3/
-------------------------------------------------------------------------------
 Class C - assuming no             $217      $  670       $1,149      $2,472
redemption
-------------------------------------------------------------------------------
 Class F - excludes                $140      $  437       $  755      $1,657
intermediary fees/4/
-------------------------------------------------------------------------------
 Class 529-A/1/                    $716      $1,013       $1,332      $2,231
-------------------------------------------------------------------------------
 Class 529-B - assuming            $728      $1,103       $1,405      $2,389
redemption/2/
-------------------------------------------------------------------------------
 Class 529-B - assuming no         $228      $  703       $1,205      $2,389
redemption
-------------------------------------------------------------------------------
 Class 529-C - assuming            $324      $  691       $1,185      $2,544
redemption/3/
-------------------------------------------------------------------------------
 Class 529-C - assuming no         $224      $  691       $1,185      $2,544
redemption
-------------------------------------------------------------------------------
 Class 529-E                       $169      $  523       $  902      $1,965
-------------------------------------------------------------------------------
 Class 529-F - excludes            $145      $  449       $  776      $1,702
intermediary fees/4/



1 Reflects the maximum initial sales charge in the first year.
2 Reflects applicable contingent deferred sales charges through year six and Class A or 529-A expenses for years nine and ten because Class B and 529-B shares automatically convert to Class A and 529-A shares, respectively, after eight years.
3 Reflects contingent deferred sales charge during the first year. 4 Does not include fees charged by financial intermediaries, which are independent of fund expenses and will increase the overall cost of your investment. Intermediary fees typically range from 0.50% to 3.00% of assets annually depending on services offered.


                                      6
New World Fund / Prospectus

Investment Objective, Strategies and Risks

The fund's investment objective is long-term capital appreciation. The fund may invest in equity securities of any company, regardless of where it is based, if the fund's investment adviser determines that a significant portion of the company's assets or revenues (generally 20% or more) is attributable to developing countries. Under normal market conditions, the fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets. In addition, the fund may invest up to 25% of its assets in debt securities of issuers, including issuers of lower rated bonds and government bonds, primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries.

In determining whether a country is qualified, the fund will consider such factors as the country's per capita gross domestic product, the percentage of the country's economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. The fund's investment adviser will maintain a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina, Brazil, Chile, China, Colombia, Croatia, Czech Republic, Egypt, Hungary, India, Israel, Jordan, Malaysia, Mexico, Morocco, Panama, Peru, Philippines, Poland, Russia, South Africa, South Korea, Thailand, Turkey and Venezuela.

The prices of securities held by the fund may decline in response to certain events, including: those directly involving the companies whose securities are owned in the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. Smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies.

Investments in securities issued by entities based outside the U.S. may be subject to the risks described above to a greater extent and may also be affected by differing securities regulations, higher transaction costs, and administrative difficulties such as delays in clearing and settling portfolio transactions. Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely


                                      7
                                                    New World Fund / Prospectus
affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and potentially less liquid than securities issued in countries with more developed economies or markets.

The values of most debt securities held by the fund may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective in a period of rising market prices; conversely, it would reduce the fund's magnitude of loss in the event of a general market downturn and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek attractively priced securities that represent above average long-term growth opportunities. This can be accomplished through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes they no longer represent good long-term value.


                                      8
New World Fund / Prospectus

ADDITIONAL INVESTMENT RESULTS

Unlike the investment results table shown on an earlier page, the table below reflects the fund's results calculated without a sales charge.



 INVESTMENT RESULTS TABLE (WITHOUT SALES CHARGES IMPOSED) AVERAGE ANNUAL TOTAL
 RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                                                       ONE YEAR    LIFETIME
-----------------------------------------------------------------------------
 CLASS A - BEGAN 6/17/99
 Before Taxes                                            -3.96%      -3.27%
 After Taxes on Distributions                            -4.87%      -3.97%
 After Taxes on Distributions and Sale of Fund Shares    -2.34%      -2.90%
-----------------------------------------------------------------------------
 CLASS B - BEGAN 3/15/00
 Before Taxes                                            -4.77%     -16.18%
-----------------------------------------------------------------------------
 INDEXES (BEFORE TAXES)/1/
 MSCI All Country World Free Index/2/                   -15.91%      -6.82%
 MSCI Emerging Markets Free Index/3/                     -2.37%      -8.14%



1 Lifetime results are as of the date Class A shares first became available.

2 The Morgan Stanley Capital International All Country World Free Index measures
 23 developed stock markets throughout the world (including the U.S.), as well as 26 emerging stock markets. This index includes eight markets with "free" indexes reflecting actual investment opportunities for global investors by taking into account local market restrictions on share ownership by foreign investors. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
3 The Morgan Stanley Capital International Emerging Markets Free Index measures
 26 emerging stock markets throughout the world. In determining whether a market is an emerging market, MSCI evaluates factors such as gross domestic product per capita; local government regulations that limit or ban foreign ownership; the regulatory environment; perceived investment risk; or a general perception by the investment community that the country should be classified as "emerging." This index includes eight markets with "free" indexes reflecting actual investment opportunities for global investors by taking into account local market restrictions on share ownership by foreign investors. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.


                                      9
                                                    New World Fund / Prospectus

[begin pie chart]
Holdings by Industry as of October 21, 2002

Banks                                           8.26%
Beverages                                       6.78
Electronic Equipment & Instruments              6.03
Diversified Telecommunication Services          5.08
Wireless Telecommunication Services             4.17
Other Industries                               44.33
Bonds & Notes                                   9.61
Cash & Equivalents                             15.74
[end pie chart]




 LARGEST EQUITY HOLDINGS AS OF OCTOBER 31, 2002
                                        PERCENT OF NET ASSETS
--------------------------------------------------------------
 Cia. Vale do Rio Doce                          2.26%
--------------------------------------------------------------
 Fomento Economico Mexicano                     2.23
---------------------------------------
 Housing Development Finance                    1.88
--------------------------------------------------------------
 Samsung SDI                                    1.85
--------------------------------------------------------------
 Telekomunikasi Indonesia                       1.49
--------------------------------------------------------------
 Nestle                                         1.33
--------------------------------------------------------------
 Coca-Cola                                      1.25
--------------------------------------------------------------
 Avon Products                                  1.25
--------------------------------------------------------------
 Votorantim Celulose e Papel                    1.24
--------------------------------------------------------------
 Maxis Communications                           1.22
--------------------------------------------------------------




Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at www.americanfunds.com.


                                      10
New World Fund / Prospectus

Management and Organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears earlier in the Annual Fund Operating Expenses Table.


                                      11
                                                    New World Fund / Prospectus

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for New World Fund are:


 PORTFOLIO COUNSELOR/          PORTFOLIO COUNSELOR     PRIMARY TITLE WITH INVESTMENT ADVISER
 FUND TITLE (IF APPLICABLE)  EXPERIENCE IN THIS FUND   (OR AFFILIATE) AND INVESTMENT EXPERIENCE
--------------------------------------------------------------------------------------------------------

 ROBERT W. LOVELACE                  4 years           Chairman and Principal Executive Officer, Capital
 President, Principal                                  Research Company
 Executive Officer and
 Director                                              Investment professional for 18 years, all with
                                                       Capital Research and Management Company or
                                                       affiliate
--------------------------------------------------------------------------------------------------------
 MARK E. DENNING                     4 years           Director, Capital Research and Management Company
 Senior Vice President
                                                       Investment professional for 20 years, all with
                                                       Capital Research and Management Company or
                                                       affiliate

--------------------------------------------------------------------------------------------------------
 DAVID C. BARCLAY                    4 years           Senior Vice President and Director, Capital
 Vice President                                        Research and Management Company

                                                       Investment professional
                                                       for 22 years in total; 15
                                                       years with Capital
                                                       Research and Management
                                                       Company or affiliate
--------------------------------------------------------------------------------------------------------
 ALWYN HEONG                         4 years           Senior Vice President, Capital Research Company
 Vice President
                                                       Investment professional
                                                       for 14 years in total; 10
                                                       years with Capital
                                                       Research and Management
                                                       Company or affiliate

--------------------------------------------------------------------------------------------------------
 CARL M. KAWAJA                      4 years           Senior Vice President, Capital Research Company
 Vice President
                                                       Investment professional
                                                       for 15 years in total; 12
                                                       years with Capital
                                                       Research and Management
                                                       Company or affiliate

--------------------------------------------------------------------------------------------------------



                                      12
New World Fund / Prospectus

Shareholder Information

SHAREHOLDER SERVICES

American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days written notice. For your convenience, American Funds Service Company has four service centers across the country.


AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
Call toll-Free from anywhere in the U.S. (8 a.m. to 8 p.m. ET): 800/421-0180 Access the American Funds website : www.americanfunds.com

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
Service Center     Service Center      Service Center         Service Center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 25065     P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Santa Ana,         San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
California         78265-9522          46206-6007             23501-2280
92799-5065         Fax: 210/474-4050   Fax: 317/735-6620      Fax: 757/670-4773
Fax: 714/671-7080



A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN FUNDS SHAREHOLDERS TITLED "WELCOME TO THE FAMILY." 529 CLASS SHAREHOLDERS SHOULD ALSO REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO THEIR COLLEGEAMERICA ACCOUNT(S). These documents are available by writing or calling American Funds Service Company.


                                      13
                                                    New World Fund / Prospectus

Choosing a Share Class

The fund offers different classes of shares through this prospectus. Class A, B, C and F shares may be purchased through various investment programs or accounts, including many types of retirement plans. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

Investors residing in any state may purchase Class 529-A, 529-B, 529-C, 529-E and 529-F shares through an account established with CollegeAmerica. The 529-A, 529-B, 529-C and 529-F share classes are structured similarly to the corresponding Class A, B, C and F shares. For example, the same initial sales charges apply to Class 529-A shares as they do to Class A shares. Class 529-E shares are only available to investors participating in CollegeAmerica through an eligible employer plan.

Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. WHEN YOU PURCHASE SHARES OF THE FUND, YOU MUST CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL BE MADE IN CLASS A SHARES OR, IN THE CASE OF A COLLEGEAMERICA INVESTMENT, CLASS 529-A SHARES.

Factors you should consider in choosing a class of shares include:

.. how long you expect to own the shares;

.. how much you intend to invest;

.. total expenses associated with owning shares of each class;

.. whether you qualify for any reduction or waiver of sales charges (for example, Class A or 529-A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver);

.. whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class 529-B or 529-C shares to cover higher education expenses);

.. Class B and C shares are generally not available to certain retirement plans, including employer-sponsored retirement plans such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and money purchase pension and profit sharing plans;

.. Class F and 529-F shares are generally only available to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.

EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

UNLESS OTHERWISE NOTED, REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F SHARES.


                                      14
New World Fund / Prospectus

 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES
 CLASS A SHARES
 Initial sales charge    up to 5.75% (reduced or eliminated for purchases of
                         $25,000 or more)
 Contingent deferred     none (except on certain redemptions on purchases of $1 million or more made without an initial sales
 sales charge            charge)
 12b-1 fees              up to 0.30% annually (529-A may not exceed 0.50% annually)
 Dividends               generally higher than other classes due to lower annual expenses
 Purchase maximum        none
 Conversion              none

 CLASS B SHARES
 Initial sales charge    none
 Contingent deferred     starts at 5.00% and declines until it reaches 0% after six years sales charge
 12b-1 fees              1.00% annually
 Dividends               generally lower than A and F shares due to higher distribution fees and other expenses, but higher than
                         C shares due to lower other expenses
 Purchase maximum        $100,000
 Conversion              automatic conversion to A or 529-A shares after eight years, reducing future annual expenses

 CLASS C SHARES
 Initial sales charge    none
 Contingent deferred     1.00% if shares are sold within one year after being
 sales charge            purchased
 12b-1 fees              1.00% annually
 Dividends               generally lower than other classes due to higher distribution fees and other expenses
 Purchase maximum        $500,000
 Conversion              automatic conversion to F shares after 10 years, reducing future annual expenses (529-C shares will not convert to 529-F shares)

 CLASS 529-E SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently 0.50% annually (may not exceed 0.75% annually)
 Dividends               generally higher than 529-B and 529-C shares due to lower distribution fees, but lower than 529-A and
                         529-F shares due to higher distribution fees
 Purchase maximum        none
 Conversion              none

 CLASS F SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently 0.25% annually (may not exceed 0.50% annually)
 Dividends               generally higher than B and C shares due to lower distribution fees, but lower than A shares due to higher other expenses
 Purchase maximum        none
 Conversion              none




                                      15
                                                    New World Fund / Prospectus

Purchase and Exchange of Shares

PURCHASE OF CLASS A, B AND C SHARES

You may generally open an account and purchase Class A, B and C shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares in various ways, including through your investment dealer and by mail, telephone, the Internet and bank wire.

PURCHASE OF CLASS F SHARES

You may generally open an account and purchase Class F shares only through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers. These firms and advisers typically charge ongoing fees for services they provide.

PURCHASE OF CLASS 529 SHARES

Class 529 shares may be purchased only through a CollegeAmerica account. You may open a CollegeAmerica account and purchase 529 shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell a CollegeAmerica account. You may purchase additional shares in various ways, including through your investment dealer and by mail, telephone, the Internet and bank wire.

Class 529-E shares may only be purchased by employees participating in CollegeAmerica through an eligible employer plan.

EXCHANGE

Generally, you may exchange your shares into shares of the same class of other funds in The American Funds Group without a sales charge. Class A, C or F shares may generally be exchanged into the corresponding 529 share class without a sales charge. Class B shares may not be exchanged into Class 529-B shares. EXCHANGES FROM CLASS A, C OR F SHARES TO THE CORRESPONDING 529 SHARE CLASS, PARTICULARLY IN THE CASE OF UNIFORM GIFTS TO MINORS ACT OR UNIFORM TRANSFER TO MINORS ACT CUSTODIAL ACCOUNTS, MAY RESULT IN SIGNIFICANT LEGAL AND TAX CONSEQUENCES AS DESCRIBED IN THE COLLEGEAMERICA PROGRAM DESCRIPTION. PLEASE CONSULT YOUR FINANCIAL ADVISER PRIOR TO MAKING SUCH AN EXCHANGE.

Exchanges of shares from the money market funds in The American Funds Group initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any permitted exchange.


                                      16
New World Fund / Prospectus

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation. See "Transactions by Telephone, Fax or the Internet" for information regarding electronic exchanges.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM FLUCTUATIONS IN THE SECURITIES MARKETS. ACCORDINGLY, PURCHASES THAT ARE PART OF EXCHANGE ACTIVITY THAT THE FUND OR AMERICAN FUNDS DISTRIBUTORS HAS DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND MAY BE REJECTED.

THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS DISTRIBUTORS, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR PERSONS ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR IF IT BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.



 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES
-------------------------------------------------------------------------
 To establish an account (including retirement plan accounts)   $    250
    For automatic investment plans                              $     50
    For a retirement plan account through payroll deduction     $     25
    or employer-sponsored CollegeAmerica account
 To add to an account                                           $     50
    For a retirement plan account through payroll deduction     $     25
    or employer-sponsored CollegeAmerica account
-------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS B SHARES                            $100,000
-------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS C SHARES                            $500,000

PURCHASE MINIMUMS AND MAXIMUMS


VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset values, each day the New York Stock Exchange is open, as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares), or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.


                                      17
                                                    New World Fund / Prospectus

Sales Charges

CLASS A SHARES

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be deducted directly from your investment.


                                       SALES CHARGE AS A
                                         PERCENTAGE OF
                                                                DEALER
                                                   NET        COMMISSION
                                       OFFERING   AMOUNT       AS % OF
 INVESTMENT                             PRICE    INVESTED   OFFERING PRICE
---------------------------------------------------------------------------
 Less than $25,000                      5.75%     6.10%            5.00%
---------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00%     5.26%            4.25%
---------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50%     4.71%            3.75%
---------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50%     3.63%            2.75%
---------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50%     2.56%            2.00%
---------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00%     2.04%            1.60%
---------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50%     1.52%            1.20%
---------------------------------------------------------------------------
 $1 million or more and certain other   none      none        see below
  investments described below
---------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

INVESTMENTS OF $1 MILLION OR MORE MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF SHARES ARE SOLD WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans, including certain 403(b) plans, investing $1 million or more or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge. Also exempt are investments made through retirement plans, endowments or foundations with $50 million or more in assets, and investments made through accounts that purchased fund shares before March 15, 2001 and are part of certain qualified fee-based programs. The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its Plans of Distribution (see below).

A transfer from the Virginia Prepaid Education Program or the Virginia Education Savings Trust to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of broker-dealer firms and registered investment advisers authorized to sell

                                      18
New World Fund / Prospectus

American Funds, and employees of The Capital Group Companies. Please see the statement of additional information for more information.

CLASS B AND C SHARES

Class B and C shares are sold without any initial sales charge. American Funds Distributors pays 4% of the amount invested to dealers who sell Class B shares and 1% to dealers who sell Class C shares.

For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase. For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.

CLASS B SHARES SOLD WITHIN YEAR   1    2    3    4    5     6
----------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE  5%   4%   4%   3%   2%    1%


Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent Deferred Sales Charge Waivers" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

See "Plans of Distribution" below for ongoing compensation paid to your dealer or financial adviser for all share classes.

CONVERSION OF CLASS B AND C SHARES

Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date; however, Class 529-C shares will not convert to Class 529-F shares. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this happens, you would have the option of converting your Class B, 529-B or C shares to the respective share classes at the anniversary dates described above, but you may face certain tax consequences as a result.

CLASS F AND 529-E SHARES

Class F and Class 529-E shares are sold without any initial or contingent deferred sales charge.


                                      19
                                                    New World Fund / Prospectus

Sales Charge Reductions and Waivers

To receive a reduction in your Class A initial sales charge, you must let your investment dealer or American Funds Service Company know at the time you purchase shares that you qualify for such a reduction. To have your Class A, B or C contingent deferred sales charge waived, you must let your investment dealer or American Funds Service Company know at the time you redeem shares that you qualify for such a waiver.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

You and your "immediate family" (your spouse and your children under the age of 21) may combine investments to reduce your Class A sales charge.

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

 . trust accounts established by the above individuals. However, if the person(s) who esta blished the trust is deceased, the trust account may be aggregated with acco unts of the primary beneficiary of the trust;

 .solely controlled business accounts;

 .single-participant retirement plans.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases of any class of shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

 RIGHTS OF ACCUMULATION

 You may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in any class of shares of the American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to determine your Class A sales charge. Direct purchases of money market funds are excluded.

 STATEMENT OF INTENTION

 You may reduce your Class A sales charges by establishing a Statement of Intention. A Statement of Intention allows you to combine all non-money market fund purchases of all share classes you intend to make over a 13-month period, as well as individual American Legacy variable annuity and life insurance policies, to determine the applicable sales charge. At your request, purchases made during the previous 90 days


                                      20
New World Fund / Prospectus
 may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

CONTINGENT DEFERRED SALES CHARGE WAIVERS

The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

.. permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

.. tax-free returns of excess contributions to IRAs;
.. redemptions due to death or post-purchase disability of the shareholder (this generally excludes trusts);

.. for 529 share classes only, redemptions due to a beneficiary's death, post-purchase disability or receipt of a scholarship (to the extent of the scholarship award);

.. the following types of transactions, if together they do not exceed 12% of the value of an account annually:

 -- redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2; and

 -- if you have established a systematic withdrawal plan with us, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

Plans of Distribution

The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for annual expenses of up to 0.30% for Class A shares, up to 0.50% for Class 529-A shares, 1.00% for Class B, 529-B, C and 529-C shares, up to 0.75% for Class 529-E shares, and up to 0.50% for Class F and 529-F shares. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier in the Annual Fund Operating Expenses Table. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.


                                      21
                                                    New World Fund / Prospectus

OTHER COMPENSATION TO DEALERS

American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.

How to Sell Shares

You may sell (redeem) shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

  -- over $75,000;

  -- made payable to someone other than the registered shareholder(s); or

  -- sent to an address other than the address of record, or an address of record that has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemptions.

 . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY OR USING THE INTERNET

 . Redemptions by telephone, fax or the Internet (including American
  FundsLine(R) and American FundsLine OnLine(R)) are limited to $75,000 per American Funds shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

You will receive proceeds from a redemption once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days).


TRANSACTIONS BY TELEPHONE, FAX OR THE INTERNET

Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual


                                      22
New World Fund / Prospectus
funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in December. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value. Dividends and capital gain distributions by 529 share classes will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gain distributions you receive from the fund may be subject to income tax and may also be subject to state or local taxes - unless you are exempt from taxation.

For federal tax purposes, any taxable dividends and distributions of short-term capital gains are treated as ordinary income. The fund's distributions of net long-term capital gains are taxable to you as long-term capital gains. Any taxable dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

TAXES ON TRANSACTIONS

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION. HOLDERS OF 529 SHARES SHOULD REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR MORE INFORMATION REGARDING THE TAX CONSEQUENCES OF SELLING 529 SHARES.


                                      23
                                                    New World Fund / Prospectus

Financial Highlights/1/

The financial highlights table is intended to help you understand the fund's results. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.




                                                  INCOME FROM INVESTMENT OPERATIONS/2/
                                                                  Net
                                                             gains (losses)
                                      Net asset              on securities               Dividends
                                       value,       Net      (both realized  Total from  (from net     Net asset
                                      beginning  investment       and        investment  investment  value, end of    Total
                                      of period    income     unrealized)    operations   income)       period      return/3/
-------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 10/31/2002                  $19.04      $.34         $  .07        $  .41       $(.55)       $18.90         1.95%
Year ended 10/31/2001                   22.81       .47          (3.87)        (3.40)       (.37)        19.04       (15.13)
Year ended 10/31/2000                   23.67       .42          (1.08)         (.66)       (.20)        22.81        (2.91)
Period from 6/17/1999 to 10/31/1999     23.56       .16           (.05)          .11           -         23.67          .47
-------------------------------------------------------------------------------------------------------------------------------
CLASS B:
Year ended 10/31/2002                   18.82       .16            .09           .25        (.38)        18.69         1.17
Year ended 10/31/2001                   22.71       .28          (3.85)        (3.57)       (.32)        18.82       (15.91)
Period from 3/15/2000 to 10/31/2000     29.09       .20          (6.58)        (6.38)          -         22.71       (21.93)
-------------------------------------------------------------------------------------------------------------------------------
CLASS C:
Year ended 10/31/2002                   18.76       .12            .12           .24        (.34)        18.66         1.15
Period from 3/15/2001 to 10/31/2001     21.44       .09          (2.77)        (2.68)          -         18.76       (12.50)
-------------------------------------------------------------------------------------------------------------------------------
CLASS F:
Year ended 10/31/2002                   18.98       .28            .12           .40        (.50)        18.88         1.95
Period from 3/16/2001 to 10/31/2001     21.42       .21          (2.65)        (2.44)          -         18.98       (11.39)
-------------------------------------------------------------------------------------------------------------------------------
CLASS 529-A:
Period from 2/19/2002 to 10/31/2002     21.19       .14          (2.44)        (2.30)          -         18.89       (10.85)
-------------------------------------------------------------------------------------------------------------------------------
CLASS 529-B:
 Period from 2/26/2002 to 10/31/2002    21.20       .02          (2.43)        (2.41)          -         18.79       (11.37)
-------------------------------------------------------------------------------------------------------------------------------
CLASS 529-C:
 Period from 2/25/2002 to 10/31/2002    21.15       .04          (2.40)        (2.36)          -         18.79       (11.16)
CLASS 529-E:
 Period from 3/22/2002 to 10/31/2002    22.57       .10          (3.81)        (3.71)          -         18.86       (16.44)
CLASS 529-F:
 Period from 9/17/2002 to 10/31/2002    19.44         -/6/        (.54)         (.54)          -         18.90        (2.78)


                                       Net assets,    Ratio of      Ratio of net
                                         end of      expenses to       income
                                         period      average net   to average net
                                      (in millions)    assets          assets
----------------------------------------------------------------------------------
CLASS A:
Year ended 10/31/2002                    $1,071        1.34 %          1.65 %
Year ended 10/31/2001                     1,053        1.29            2.15
Year ended 10/31/2000                     1,279        1.35            1.61
Period from 6/17/1999 to 10/31/1999         739        1.46/4/         1.83/4/
----------------------------------------------------------------------------------
CLASS B:
Year ended 10/31/2002                        29        2.15             .78
Year ended 10/31/2001                        20        2.13            1.32
Period from 3/15/2000 to 10/31/2000          16        2.03/4/          .93/4/
----------------------------------------------------------------------------------
CLASS C:
Year ended 10/31/2002                        13        2.14             .61
Period from 3/15/2001 to 10/31/2001           3        2.19/4/          .69/4/
----------------------------------------------------------------------------------
CLASS F:
Year ended 10/31/2002                        23        1.38            1.35
Period from 3/16/2001 to 10/31/2001           3        1.40/4/         1.62/4/
----------------------------------------------------------------------------------
CLASS 529-A:
Period from 2/19/2002 to 10/31/2002           5        1.47/4/          .99/4/
----------------------------------------------------------------------------------
CLASS 529-B:
 Period from 2/26/2002 to 10/31/2002          1        2.25/4/          .14/4/
----------------------------------------------------------------------------------
CLASS 529-C:
 Period from 2/25/2002 to 10/31/2002          1        2.21/4/          .26/4/
CLASS 529-E:
 Period from 3/22/2002 to 10/31/2002          -/5/     1.66/4/          .78/4/
CLASS 529-F:
 Period from 9/17/2002 to 10/31/2002          -/5/      .17               -/7/


New World Fund / Prospectus

                                YEAR ENDED OCTOBER 31           JUNE 17 TO OCTOBER 31
                           2002         2001         2000               1999
--------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES        32%          40%          30%                1%
OF SHARES



1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Period from June 17, 1999 to October 31, 1999 is based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
3 Total returns exclude all sales charges, including contingent deferred sales charges.
4 Annualized.
5 Amount less than 1 million.
6 Amount less than one cent.
7 Amount less than .01 percent.
                                                    New World Fund / Prospectus

NOTES


                                      26
New World Fund / Prospectus

NOTES


                                      27
                                                    New World Fund / Prospectus

[logo - American Funds/SM/]              The right choice for the long term/SM/


          FOR SHAREHOLDER SERVICES          American Funds Service Company
                                            800/421-0180
          FOR RETIREMENT PLAN SERVICES      Call your employer or plan administrator
          FOR DEALER SERVICES               American Funds Distributors
                                            800/421-9900
          FOR COLLEGEAMERICA                American Funds Service Company
                                            800 /421-0180, ext. 529
          FOR 24-HOUR INFORMATION           American FundsLine(R)
                                            800/325-3590
                                            American FundsLine OnLine(R)
                                            www.americanfunds.com
          Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS The shareholder reports contain additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

COLLEGEAMERICA PROGRAM DESCRIPTION The Program Description contains additional information about the policies and services related to CollegeAmerica accounts.

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

If you would like to receive individual copies of these documents, or a free copy of the SAI, Codes of Ethics or CollegeAmerica Program Description, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los Angeles, California 90071.




[recycle bug]
Printed on recycled paper
NWF-010-0103/MC                            Investment Company File No. 811-9105
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds      Capital Research and Management     Capital International      Capital Guardian      Capital Bank and Trust

[logo - American Funds/SM/]              The right choice for the long term/SM/



New World Fund/SM/





 PROSPECTUS
 ADDENDUM



 January 1, 2003




 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Class R-5 shares of New World Fund are available to certain clients of the Personal Investment Management Group of Capital Guardian Trust Company. Accordingly, for these shareholders the following information should be read in conjunction with the prospectus for this fund:

Fees and Expenses of the Fund - pages 5-6

 SHAREHOLDER FEES TABLE (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                         CLASS R-5
--------------------------------------------------------------------
 Maximum sales charge imposed on purchases                 none
 (as a percentage of offering price)
--------------------------------------------------------------------
 Maximum sales charge imposed on reinvested dividends       none
--------------------------------------------------------------------
 Maximum deferred sales charge                             none
--------------------------------------------------------------------
 Redemption or exchange fees                                none



 ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)
                                                     CLASS R-5/1/
---------------------------------------------------------------------
 Management Fees                                        0.79%
---------------------------------------------------------------------
 Distribution and/or Service (12b-1) Fees                none
---------------------------------------------------------------------
 Other Expenses                                         0.24%
---------------------------------------------------------------------
 Total Annual Fund Operating Expenses                   1.03%


1 Based on estimated amounts for the current fiscal year.

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown on the previous page.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                   ONE YEAR  THREE YEARS  FIVE YEARS   TEN YEARS
-----------------------------------------------------------------
 Class R-5           $105       $328         $569       $1,259
-----------------------------------------------------------------




Purchase and Exchange of Shares - pages 16-17

PURCHASE OF CLASS R-5 SHARES

Class R-5 shares of the fund are only available to certain clients of the Personal Investment Management Group of Capital Guardian Trust Company. Please contact Capital Guardian Trust Company if you wish to purchase Class R-5 shares of the fund.

Sales Charges - pages 18-19

CLASS R-5 SHARES

Class R-5 shares are sold with no initial or deferred sales charges. In addition, no dealer compensation is paid on sales of Class R-5 shares.

Financial Highlights/1/ - pages 24-25

The financial highlights table is intended to help you understand the fund's results. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.


                                    INCOME FROM INVESTMENT OPERATIONS/2/
                                                    Net
                                                  (losses)
                        Net asset              on securities               Dividends                              Net assets,
                         value,       Net      (both realized  Total from  (from net     Net asset                  end of
                        beginning  investment       and        investment  investment  value, end of    Total       period
                        of period    income     unrealized)    operations   income)       period      return/3/  (in millions)
--------------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
 Period from 5/15/2002   $23.05       $.12        $(4.24)       $(4.12)        -          $18.93      (17.87)%        $27
to 10/31/2002



                         Ratio of     Ratio of net
                        expenses to      income
                        average net    to average
                          assets       net assets
---------------------------------------------------
CLASS R-5:
 Period from 5/15/2002     .46%           .62%
to 10/31/2002



                                YEAR ENDED OCTOBER 31           JUNE 17 TO OCTOBER 31
                           2002         2001         2000               1999
--------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES        32%          40%          30%                1%
OF SHARES


1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Period from June 17, 1999 to October 31, 1999 is based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
3 Total returns exclude all sales charges, including contingent deferred sales charges.

                              NEW WORLD FUND, INC.

                                     Part B
                       Statement of Additional Information

                               January 1, 2003


This document is not a prospectus but should be read in conjunction with the current prospectus of New World Fund, Inc. (the "fund or "NWF") dated January 1, 2003. The prospectus may be obtained from your investment dealer or financial adviser or by writing to the fund at the following address:

                              New World Fund, Inc.
                              Attention: Secretary
                              333 South Hope Street
                          Los Angeles, California 90071
                                 (213) 486-9200

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them. They should contact their employer for details.


                                TABLE OF CONTENTS



Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        8
Management of the Fund  . . . . . . . . . . . . . . . . . . . . . .       10
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       23
Purchase of Shares. . . . . . . . . . . . . . . . . . . . . . . . .       28
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       32
Sales Charge Reductions and Waivers . . . . . . . . . . . . . . . .       35
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       39
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       39
Selling Shares. . . . . . . . . . . . . . . . . . . . . . . . . . .       41
Shareholder Account Services and Privileges . . . . . . . . . . . .       43
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       46
General Information . . . . . . . . . . . . . . . . . . . . . . . .       46
Class A Share Investment Results and Related Statistics . . . . . .       48
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       50
Financial Statements




                             New World Fund - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


GENERAL

..    The fund will invest at least 35% of its assets in equity and debt securities of companies based primarily in qualified countries with developing economies and/or markets.

EQUITY SECURITIES

..    The fund may invest its assets in equity securities of any company, regardless of where it is based, if the fund's investment adviser determines that a significant portion of its assets or revenues (generally 20% of more) is attributable to developing countries.

DEBT SECURITIES

..    The fund may invest up to 25% of its assets in straight debt securities
     (i.e., not convertible into equity) of issuers, including government issuers, primarily based in qualified countries with developing economies and/or markets, or issuers that the fund's investment adviser determines have a significant portion of their assets or revenues (generally 20% or more) attributable to developing countries. The fund will generally purchase debt securities considered consistent with its objective of long-term capital appreciation.

..    The fund may invest up to 25% of its assets in straight debt securities rated Ba or below by Moody's Investors Service, Inc. ("Moody's") or BB or below by Standard & Poor's Corporation ("S&P") or unrated but determined to be of equivalent quality.

                      *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objective, Strategies and Risks."


EQUITY SECURITIES - Equity securities represent an ownership position in a company. These securities may include common stocks and securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions.


INVESTING IN SMALLER CAPITALIZATION STOCKS - The fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $1.5 billion at the time of purchase). The Investment Adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in

                             New World Fund - Page 2
smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.


INVESTING IN VARIOUS COUNTRIES - Investing outside the U.S. may involve special risks, caused by, among other things: currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political, and social conditions; expropriation or confiscatory taxation; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of the Investment Adviser, investing outside the U.S. also can reduce certain portfolio risks due to greater diversification opportunities.


The risks described above are potentially heightened in connection with investments in developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may invest in securities of issuers in developing countries only to a limited extent.


In determining where an issuer of a security is based, the Investment Adviser may consider such factors as where the company is legally organized, maintains its principal corporate offices, and/ or conduct its principal operations.


Additional costs could be incurred in connection with the fund's investment activities outside the U.S. Brokerage commissions may be higher outside the U.S., and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with the maintenance of assets in certain jurisdictions.


CERTAIN RISK FACTORS RELATED TO DEVELOPING COUNTRIES

     CURRENCY FLUCTUATIONS - The fund's investments may be valued in currencies other than the U.S. dollar. Certain developing countries' currencies have experienced and may in the future experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the fund's securities holdings would generally depreciate and vice versa. Consistent with its investment objective, the fund can engage in certain currency transactions to hedge against currency fluctuations. See "Currency Transactions" below.

     GOVERNMENT REGULATION - The political, economic and social structures of certain developing countries may be more volatile and less developed than those in the U.S. Certain developing countries lack uniform accounting, auditing and financial reporting standards, have less governmental supervision of financial markets than in the U.S., and

                             New World Fund - Page 3
     do not honor legal rights enjoyed in the U.S. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies.

     Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing market countries. While the fund will only invest in markets where these restrictions are considered acceptable, a country could impose new or additional repatriation restrictions after the fund's investment. If this happened, the fund's response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the fund's liquidity needs and all other positive and negative factors. Further, some attractive equity securities may not be available to the fund because foreign shareholders hold the maximum amount legally permissible.

     While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, or creation of government monopolies to the possible detriment of the fund's investments.

     LESS DEVELOPED SECURITIES MARKETS - Developing countries may have less well-developed securities markets and exchanges. They have lower trading volumes than the securities markets of more developed countries. These markets may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries, and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

     SETTLEMENT RISKS - Settlement systems in developing countries are generally less well organized than developed markets. Supervisory authorities may also be unable to apply standards comparable with those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the fund may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the "counterparty") through whom the transaction is effected might cause the fund to suffer a loss. The fund will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the fund will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the substance or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the fund.

     INVESTOR INFORMATION - The fund may encounter problems assessing investment opportunities in certain developing securities markets in light of limitations on available infor-

                             New World Fund - Page 4
     mation and different accounting, auditing and financial reporting standards. In such circumstances, the fund's investment adviser will seek alternative sources of information, and to the extent the investment adviser may not be satisfied with the sufficiency of the information obtained with respect to a particular market or security, the fund will not invest in such market or security.

     TAXATION - Taxation of dividends and capital gains received by non-residents varies among developing countries and, in some cases, is comparatively high. In addition, developing countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the fund could in the future become subject to local tax liability that it had not reasonably anticipated in conducting its investment activities or valuing its assets.

     LITIGATION - The fund and its shareholders may encounter substantial difficulties in obtaining and enforcing judgments against non-U.S. resident individuals and companies.

     FRAUDULENT SECURITIES - Securities purchased by the fund may subsequently be found to be fraudulent or counterfeit resulting in a loss to the fund.

     LOAN PARTICIPATIONS - The fund may invest, subject to its overall limitation on debt securities, in loan participations, typically made by a syndicate of banks to governmental or corporate borrowers for a variety of purposes. The underlying loans to developing market governmental borrowers may be in default and may be subject to restructuring under the Brady Plan. The underlying loans may be secured or unsecured, and will vary in term and legal structure. When purchasing such instruments, the fund may assume the credit risks associated with the original bank lender as well as the credit risks associated with the borrower. Investment in loan participations presents the possibility that in the U.S., the fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the fund could be part owner of any collateral, and could bear the costs and liabilities of owning and disposing of the collateral. Loan participations are generally not rated by major rating agencies, may not be protected by securities laws and are often considered to be illiquid.

CURRENCY TRANSACTIONS - The fund can purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets which will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.


Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions may also affect the character and timing of income, gain or loss recognized by the fund for U.S. federal income tax purposes.

                             New World Fund - Page 5

WARRANTS AND RIGHTS - The fund may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.


DEBT SECURITIES - Debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The values of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, values of debt securities decline when interest rates rise and increase when interest rates fall.


Lower rated bonds, rated Ba or below by Moody's and BB or below by S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated bonds, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, lower rated bonds.


Certain risk factors relating to lower rated bonds are discussed below:


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - Lower rated bonds, like other bonds, may be sensitive to adverse economic changes and political and corporate developments and may be sensitive to interest rate changes. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience increased financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices and yields of lower rated bonds.

     PAYMENT EXPECTATIONS - Lower rated bonds, like other bonds, may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return to investors. If the issuer of a bond defaults on its obligations to pay interest or principal or enters into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular bonds, which may affect adversely the fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of lower rated bonds.

The Investment Adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

                             New World Fund - Page 6

SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS - The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stock automatically convert into common stock. The prices and yields of non-convertible preferred stock generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.


Convertible bonds, convertible preferred stock, and other securities may sometimes be converted into common stock or other securities at a stated conversion ratio. These securities, prior to conversion, pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying assets, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.


U.S. TREASURY SECURITIES - U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


U.S. AGENCY SECURITIES - U.S. agency securities include those securities issued by certain U.S. government instrumentalities and certain federal agencies. These securities are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve federal sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (Fannie Mae), Tennessee Valley Authority, and Federal Farm Credit Bank System.


CASH AND CASH EQUIVALENTS - These include: (i) commercial paper (e.g., short-term notes up to 9 months in maturity issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)),
(ii) commercial bank obligations (e.g., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (e.g., bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


INVESTMENT COMPANIES - The fund may invest up to 5% of its total assets in shares of any one investment company, but may not acquire more than 3% of the outstanding voting stock of any one investment company. In the aggregate, the fund may invest up to 10% of its total assets in securities issued by investment companies. In addition, all funds managed by the Investment Adviser may not, in the aggregate, acquire more than 10% of the total outstanding voting stock of any one registered closed-end investment company. If the fund invests in another investment company, it would pay an investment advisory fee in addition to the fee paid to the Investment Adviser.

                             New World Fund - Page 7

RESTRICTED SECURITIES AND LIQUIDITY - The fund may purchase securities subject to restrictions on resale. Securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's Board of Directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.


A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio was replaced once per year. The fund's portfolio turnover rate for the fiscal year ended 2002 was 32%. See "Financial Highlights" in the prospectus for the fund's annual portfolio turnover for previous periods.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


1. The fund may not borrow money or securities, except for temporary or emergency purposes in an amount not exceeding 33(alpha)% of its total assets.

2. The fund may not make loans, if, as a result, more than 33(alpha)% of its total assets would be lent to other parties (this limitation does not apply to purchases of debt securities, repurchase agreements or loans of portfolio securities).

3. The fund may not invest 25% or more of its assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities).

4. The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business, such as real estate investment trusts).

                             New World Fund - Page 8

5. The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

6. The fund may not engage in the business of underwriting securities of other issuers, except to the extent that the purchase or disposal of an investment position may technically constitute the fund as an underwriter as that term is defined under the Securities Act of 1933.

7. The fund may not issue senior securities, except as permitted under the Investment Company Act of 1940.

In addition, the fund will not change its subclassification from a diversified to non-diversified company except as permitted under the Investment Company Act of 1940.

NON-FUNDAMENTAL POLICIES - The following non-fundamental policies may be changed without shareholder approval:

1. The fund may not with respect to 75% of its total assets, invest more than 5% of its assets in securities of any one issuer or acquire more than 10% of the voting securities of any one issuer. These limitations do not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

2. The fund may not invest more than 15% of its net assets in securities which are not readily marketable.

3. The fund may not purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions, and provided that the fund may make margin payments in connection with purchases or sales of futures contracts or of options on futures contracts.

4. The fund may not engage in short sales except to the extent it owns or has the right to obtain securities equivalent in kind and amount to those sold short.

5. The fund may not invest in other companies for the purpose of exercising control or management.

6. The fund may not invest more than 5% of its total assets in the securities of other managed investment companies; such investments shall be limited to 3% of the voting stock of any investment company, provided, however, that investment in the open market of a closed-end investment company where no more than customary brokers' commissions are involved and investment in connection with a merger, consolidation, acquisition or reorganization shall not be prohibited by this restriction.

                             New World Fund - Page 9

                             MANAGEMENT OF THE FUND

Board of Directors and Officers

                                    YEAR FIRST                                     NUMBER OF BOARDS
                       POSITION      ELECTED                                        WITHIN THE FUND
                       WITH THE     A DIRECTOR    PRINCIPAL OCCUPATION(S) DURING  COMPLEX/2/ ON WHICH  OTHER DIRECTORSHIPS/3/ HELD
    NAME AND AGE         FUND     OF THE FUND/1/           PAST 5 YEARS             DIRECTOR SERVES            BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------------
 Elisabeth Allison      Director       1999        Administrative Director,                3            None
 Age: 56                                           ANZI, Ltd. (financial
                                                   publishing and consulting);
                                                   Publishing Consultant,
                                                   Harvard Medical School;
                                                   former Senior Vice
                                                   President, Planning and
                                                   Development, McGraw Hill,
                                                   Inc.
-----------------------------------------------------------------------------------------------------------------------------------
 Robert A. Fox          Director       1999        Managing General Partner,               7            Crompton Corporation
 Age: 65                                           Fox Investments LP;
                                                   Professor and Executive in
                                                   Residence, University of
                                                   California; former President
                                                   and Chief Executive Officer,
                                                   Foster Farms
-----------------------------------------------------------------------------------------------------------------------------------
 Koichi Itoh            Director       1999        Managing Director, Itoh                 3            None
 Age: 62                                           Associates, Ltd.; former
                                                   President, Autosplice KK;
                                                   former President and Chief
                                                   Executive Officer, IMPAC
                                                   (management consulting
                                                   services); former Managing
                                                   Partner, VENCA Management
                                                   (venture capital)
-----------------------------------------------------------------------------------------------------------------------------------
 William H. Kling       Director       1999        President, American Public              6            Irwin Financial
 Age: 60                                           Media Group                                          Corporation; St. Paul
                                                                                                        Companies
-----------------------------------------------------------------------------------------------------------------------------------
 John G. McDonald       Director       1999        The IBJ Professor of                    8            Plum Creek Timber Co.;
 Age: 65                                           Finance, Graduate School of                          Scholastic Corporation;
                                                   Business, Stanford                                   iStar Financial, Inc.;
                                                   University                                           Varian, Inc.; Capstone
                                                                                                        Turbine Corp.
-----------------------------------------------------------------------------------------------------------------------------------
 William I.             Director       1999        Chairman of the Board, Irwin            3            Cummins, Inc.; Tennant
 Miller/4/                                         Financial Corporation                                Company
 Age: 46
-----------------------------------------------------------------------------------------------------------------------------------
 Alessandro Ovi         Director       2001        Chief Executive Officer,                2            ST Microelectronics; SEAT
 Age: 58                                           Tecnitel                                             (Telecom Italia); Koru &
                                                                                                        Ferry Europe
-----------------------------------------------------------------------------------------------------------------------------------
 Kirk P. Pendleton      Director       1999        Chairman/Chief Executive                6            York Group, Inc.
 Age: 63                                           Officer, Cairnwood, Inc.
                                                   (venture capital investment)
-----------------------------------------------------------------------------------------------------------------------------------



                            New World Fund - Page 10

                                                     PRINCIPAL OCCUPATION(S) DURING
                                       YEAR FIRST           PAST 5 YEARS AND
                                        ELECTED              POSITIONS HELD           NUMBER OF BOARDS
                        POSITION       A DIRECTOR       WITH AFFILIATED ENTITIES       WITHIN THE FUND     OTHER DIRECTORSHIPS/3/
                        WITH THE     AND/OR OFFICER   OR THE PRINCIPAL UNDERWRITER   COMPLEX/2/ ON WHICH            HELD
    NAME AND AGE          FUND       OF THE FUND/1/           OF THE FUND              DIRECTOR SERVES           BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/5/,/6/
-----------------------------------------------------------------------------------------------------------------------------------
 Gina H. Despres       Chairman of        1999        Senior Vice President and               4            None
 Age: 61               the Board                      Special Counsel, Capital
                                                      Research and Management
                                                      Company; Vice President,
                                                      Capital Strategy Research,
                                                      Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 Robert W. Lovelace    President          1999        Chairman and Principal                  1            None
 Age: 40               and                            Executive Officer, Capital
                       Director                       Research Company*; Director,
                                                      American Funds Distributors,
                                                      Inc.*; Senior Vice
                                                      President, Capital Research
                                                      and Management Company;
                                                      Director, The Capital Group
                                                      Companies, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------



                            New World Fund - Page 11

                                                                                   PRINCIPAL OCCUPATION(S) DURING
                             POSITION         YEAR FIRST ELECTED                   PAST 5 YEARS AND POSITIONS HELD
                             WITH THE             AN OFFICER                          WITH AFFILIATED ENTITIES
    NAME AND AGE               FUND             OF THE FUND/1/                OR THE PRINCIPAL UNDERWRITER OF THE FUND
-----------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/6/
-----------------------------------------------------------------------------------------------------------------------------------
 Mark E. Denning           Senior Vice               1999          Director, Capital Research and Management Company; Director,
 Age: 45                    President                              The Capital Group Companies, Inc.*; Senior Vice President,
                                                                   Captial Research Company*; Director, Capital International
                                                                        Limited*
-----------------------------------------------------------------------------------------------------------------------------------
 David C. Barclay         Vice President             1999          Senior Vice President and Director, Capital Research and
 Age: 46                                                           Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Alwyn Heong              Vice President             1999          Senior Vice President, Capital Research Company*
 Age: 42
-----------------------------------------------------------------------------------------------------------------------------------
 Joseph R. Higdon         Vice President             1999          Senior Vice President and Director, Capital Strategy Research,
 Age: 61                                                           Inc.*; Senior Vice President, Capital Research Company*
-----------------------------------------------------------------------------------------------------------------------------------
 Carl M. Kawaja           Vice President             1999          Senior Vice President, Capital Research Company*
 Age: 38
-----------------------------------------------------------------------------------------------------------------------------------
 Vincent P. Corti           Secretary                1999          Vice President - Fund Business Management Group, Capital
 Age: 46                                                           Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 R. Marcia Gould            Treasurer                1999          Vice President - Fund Business Management Group, Capital
 Age: 48                                                           Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Dayna Yamabe          Assistant Treasurer           1999          Vice President - Fund Business Management Group, Capital
 Age: 35                                                           Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------



                            New World Fund - Page 12

* Company affiliated with Capital Research and Management Company.

1 Directors and officers of the fund serve until their resignation, removal or retirement.
2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
3 This includes all directorships (other than those in the American Funds Group) that are held by each director as a director of a public company or a registered investment company.
4 May be deemed an "interested person" of the fund due to membership on the board of directors of the parent company of a registered broker-dealer.

5 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company, or its affiliated entities (including the fund's principal underwriter).
6 All of the officers listed, with the exception of Joseph R. Higdon, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as Investment Adviser.

THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET
- 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.

                            New World Fund - Page 13

FUND SHARES OWNED BY DIRECTORS AS OF DECEMBER 31, 2001


                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                BY DIRECTOR
-------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-------------------------------------------------------------------------------
 Elisabeth Allison           $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 Robert A. Fox               $50,001 - $100,000            Over $100,000
-------------------------------------------------------------------------------
 Koichi Itoh                 $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 William H. Kling            $50,001 - $100,000            Over $100,000
-------------------------------------------------------------------------------
 John G. McDonald              Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 William I. Miller/2/        $50,001 - $100,000            Over $100,000
-------------------------------------------------------------------------------
 Alessandro Ovi                     None                       None
-------------------------------------------------------------------------------
 Kirk P. Pendleton           $50,001 - $100,000            Over $100,000
-------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/3/
-------------------------------------------------------------------------------
 Gina H. Despres               Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Robert W. Lovelace            Over $100,000               Over $100,000
-------------------------------------------------------------------------------



1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
  $10,001 - $50,000; $50,001 - $100,000 and Over $100,000. The amounts listed for "interested" directors include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 May be deemed an "interested person" of the fund due to membership on the board of directors of the parent company of a registered broker-dealer.

3 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company, or its affiliated entities (including the fund's principal underwriter).

DIRECTOR COMPENSATION PAID DURING THE FISCAL YEAR ENDED OCTOBER 31, 2002

No compensation is paid by the fund to any officer or Director who is a director, officer or employee of the Investment Adviser or its affiliates. The fund pays annual fees of $9,000 to Directors who are not affiliated with the Investment Adviser, $1,000 for each Board of Directors meeting attended, and $500 for each meeting attended as a member of a committee of the Board of Directors.


No pension or retirement benefits are accrued as part of fund expenses. The Directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Directors who are not affiliated with the Investment Adviser.

                             New World Fund - Page 14

                                                        TOTAL COMPENSATION (INCLUDING
                         AGGREGATE COMPENSATION     VOLUNTARILY DEFERRED COMPENSATION/1/)
                         (INCLUDING VOLUNTARILY           FROM ALL FUNDS MANAGED BY
                        DEFERRED COMPENSATION/1/)      CAPITAL RESEARCH AND MANAGEMENT
         NAME                 FROM THE FUND             COMPANY OR ITS AFFILIATES/2/
------------------------------------------------------------------------------------------
 Elisabeth Allison              $16,334                           $ 79,834
------------------------------------------------------------------------------------------
 Robert A. Fox                   14,763/3/                         186,834/3/
------------------------------------------------------------------------------------------
 Koichi Itoh                     16,334/3/                          80,834/3/
------------------------------------------------------------------------------------------
 William H. Kling                15,934/3/                         128,084/3/
------------------------------------------------------------------------------------------
 John G. McDonald                15,709/3/                         269,334/3/
------------------------------------------------------------------------------------------
 William I. Miller               13,834/3/                          69,834/3/
------------------------------------------------------------------------------------------
 Alessandro Ovi                  15,834/3/                          50,834/3/
------------------------------------------------------------------------------------------
 Kirk P. Pendleton               16,834/3/                         164,834/3/
------------------------------------------------------------------------------------------




1 Amounts may be deferred by eligible Directors under a non-qualified deferred compensation plan adopted by the fund in 1999. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Directors.

2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2002 fiscal year for participating Directors is as follows: Robert A. Fox ($44,130), Koichi Itoh ($46,855), William H. Kling ($44,417), John G. McDonald ($56,542), William I. Miller ($41,296), Alessandro Ovi ($19,701) and Kirk P. Pendleton ($47,789). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Directors.

As of December 1, 2002, the officers and Directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


FUND ORGANIZATION AND THE BOARD OF DIRECTORS

The fund, an open-end, diversified management investment company, was organized as a Maryland corporation on November 13, 1998. All fund operations are supervised by the fund's Board of Directors, which meets periodically and performs duties required by applicable state and federal laws.


Under Maryland law, the business and affairs of the fund are managed under the direction of the Board of Directors, and all powers of the fund are exercised by or under the authority of the Board except as reserved to the shareholders by law or the fund's charter or by-laws. Maryland law requires each Director to perform his/her duties as a Director, including his/her duties as a member of any Board committee on which he/she serves, in good faith, in a manner he/she reasonably believes to be in the best interest of the fund, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.


Members of the Board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described above. They

                             New World Fund - Page 15
may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


The fund has several different classes of shares, including classes A, B, C, F, 529-A, 529-B, 529-C, 529-E, 529-F, R-1, R-2, R-3, R-4 and R-5. The 529 share classes are available only through CollegeAmerica to investors establishing qualified higher education savings accounts. The R share classes are generally available only to retirement plans. Class R-5 shares are also available to clients of the Personal Investment Management Group of Capital Guardian Trust Company who do not have an intermediary associated with their accounts and without regard to the $1 million purchase minimum. The R share classes are described in more detail in the fund's Retirement Plan Statement of Additional Information.


The shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Directors and set forth in the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that CollegeAmerica account owners are not shareholders of the fund and accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund's shares, the Virginia College Savings Plan will vote any proxies relating to fund shares.


The fund does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.


COMMITTEES OF THE BOARD OF DIRECTORS

The fund has an Audit Committee comprised of Elisabeth Allison, Alan Greenway, Koichi Itoh and Kirk P. Pendleton, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee oversees the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The Committee acts as a liaison between the fund's independent accountants and the full Board of Directors. Two Audit Committee meetings were held during the 2002 fiscal year.


The fund has a Contracts Committee comprised of Elisabeth Allison, Robert A. Fox, Koichi Itoh, William H. Kling, John G. McDonald, Alessandro Ovi and Kirk P. Pendleton, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. William. I. Miller is also a member of the Committee and may technically be deemed an "interested person" of the fund due to membership on the board of directors of the parent company of a registered broker-dealer. The Committee's function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its Investment Adviser or the Investment Adviser's affiliates, such as the investment advisory and

                             New World Fund - Page 16
service agreement, principal underwriting agreement, administrative services agreement and plans of distribution under rule 12b-1, that the fund may enter into, renew or continue, and to make its recommendations to the full Board of Directors on these matters. Two Contracts Committee meetings were held during the 2002 fiscal year.


The fund has a Nominating Committee comprised of Koichi Itoh, William H. Kling, Alessandro Ovi and Kirk P. Pendleton, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. The Committee also evaluates, selects and nominates independent director candidates to the full Board of Directors. While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating Committee of the fund, c/o the fund's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. Two Nominating Committee meetings were held during the 2002 fiscal year.


INVESTMENT ADVISER - The Investment Adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The Investment Adviser is responsible for managing more than $350 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the Investment Adviser will continue in effect until December 31, 2003, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).

                             New World Fund - Page 17

In determining whether to renew the Agreement each year, the Contracts Committee of the Board of Directors evaluates information provided by the Investment Adviser in accordance with Section 15(c) of the 1940 Act, and presents its recommendations to the full Board of Directors. At its most recent meeting, the Committee reviewed and considered a number of factors in recommending renewal of the existing Agreement, including the quality of services provided to the fund (primarily measured by investment results), fees and expenses borne by the fund, financial results of the Investment Adviser, and comparative data for other mutual funds and selected indexes.


Members of the Committee discussed the quality of services provided to the fund since it began operations in 1999 and noted that while absolute results have been negative during this time, its results versus similar funds were favorable over the same period. The Committee also considered the quality and depth of the Investment Adviser's organization in general and of the investment professionals currently providing services to the fund since its startup.


The Committee observed that the fund's expenses for the most recent fiscal year and earlier periods compared favorably to its peer group. The Committee also considered steps taken in recent years by the Investment Adviser to help control transfer agent expenses borne by the fund.


Based on their review, the Committee and the Board concluded that the advisory fees and other expenses of the fund are fair, both absolutely and in comparison with those of other funds in the industry, and that shareholders have received reasonable value in return for paying such fees and expenses.


The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the fund, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the offices of the fund. The fund pays all expenses not assumed by the Investment Adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of shares of the fund (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plans of Distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to Directors unaffiliated with the Investment Adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


As compensation for its services, the Investment Adviser receives a monthly fee which is accrued daily, calculated at the annual rate of 0.85% on the first $500 million of the Fund's net assets, 0.77% on net assets between $500 million and $1 billion, 0.71% on net assets from $1 billion to $1.5 billion, 0.66% on net assets from $1.5 billion to $2.5 billion, and 0.62% on net assets in excess of $2.5 billion.


The Investment Adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense

                             New World Fund - Page 18
limitations, if any, applicable to the fund pursuant to state securities laws or any regulations thereunder, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees.


For the fiscal years ended 2002, 2001 and 2000, the Investment Adviser received from the fund advisory fees of $9,862,000, $9,835,000 and $10,145,000, respectively.


ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between the fund and the Investment Adviser relating to the fund's Class C, F and 529 shares will continue in effect until December 31, 2003, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Directors who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Administrative Agreement provides that the fund may terminate the agreement at any time by vote of a majority of Directors who are not interested persons of the fund. The Investment Adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


Under the Administrative Agreement, the Investment Adviser provides certain transfer agent and administrative services for shareholders of the fund's Class C and F shares, and all Class 529 shares. The Investment Adviser contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and fund communications. In addition, the Investment Adviser monitors, coordinates and oversees the activities performed by third parties providing such services.


As compensation for its services, the Investment Adviser receives transfer agent fees for transfer agent services provided to the fund's applicable share classes. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American Funds Service Company. The Investment Adviser also receives an administrative services fee for administrative services provided to the fund's applicable share classes. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets of each respective applicable share class.

                             New World Fund - Page 19

During the fiscal period ended 2002, administrative services fees paid by the fund were:


                                             ADMINISTRATIVE SERVICES FEE
------------------------------------------------------------------------------
               CLASS C                                 $19,000
------------------------------------------------------------------------------
               CLASS F                                  32,000
------------------------------------------------------------------------------
             CLASS 529-A                                 3,000
------------------------------------------------------------------------------
             CLASS 529-B                                 1,000
------------------------------------------------------------------------------
             CLASS 529-C                                 1,000
------------------------------------------------------------------------------
             CLASS 529-E                                   213
------------------------------------------------------------------------------
             CLASS 529-F                                     0
------------------------------------------------------------------------------



PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


The Principal Underwriter receives revenues from sales of the fund's shares. For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A and 529-A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class B and 529-B shares, the Principal Underwriter sells the rights to the 12b-1 fees paid by the fund for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B and 529-B shares. The fund also pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers of Class B and 529-B shares. For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase. The fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers of Class C and 529-C shares. For Class 529-E shares, the fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers. For Class F and 529-F shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class F and 529-F shares.

                             New World Fund - Page 20

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:


                                                                 COMMISSIONS,        ALLOWANCE OR

                                           FISCAL YEAR/PERIOD       REVENUE          COMPENSATION

                                                               OR FEES RETAINED       TO DEALERS
-----------------------------------------------------------------------------------------------------
                 CLASS A                          2002            $  529,000          $2,384,000
                                                  2001               581,000           2,641,000
                                                  2000             2,137,000           9,930,000
                 CLASS B                          2002                95,000             477,000
                                                  2001                93,000             402,000
                                                  2000               118,000             735,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-A                        2002                23,000             107,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-B                        2002                 4,000              32,000
-----------------------------------------------------------------------------------------------------



The fund has adopted Plans of Distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Directors and separately by a majority of the Directors who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include: shareholder services; savings to the fund in transfer agency costs; savings to the fund in advisory fees and other expenses; benefits to the investment process from growth or stability of assets; and maintenance of a financially healthy management organization. The selection and nomination of directors who are not "interested persons" of the fund are committed to the discretion of the directors who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Directors.


Under the Plans, the fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made: (i) for Class A shares, up to 0.30% of the average daily net assets attributable to Class A shares; (ii) for Class 529-A shares, up to 0.50% of the average daily net assets attributable to Class 529-A shares; (iii) for Class B and 529-B shares, 1.00% of the average daily net assets attributable to Class B and 529-B shares, respectively; (iv) for Class C and 529-C shares, 1.00% of the average daily net assets attributable to Class C and 529-C shares, respectively; (v) for Class 529-E shares, up to 0.75% of the average daily net assets attributable to Class 529-E shares; and (vi) for Class F and 529-F shares, up to 0.50% of the average daily net assets attributable to Class F and 529-F shares, respectively.

                             New World Fund - Page 21

For Class A and 529-A shares: (i) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) up to the amount allowable under the fund's Class A and 529-A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A and 529-A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A and 529-A shares, in excess of the Class A and 529-A Plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters these commissions are not recoverable. As of October 31, 2002, unreimbursed expenses which remain subject to reimbursement under the Plan for Class 529-A shares totaled $1,000.


For Class B and 529-B shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class C and 529-C shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class 529-E shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class F and 529-F shares, 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers or advisers. Currently, no compensation is paid under the fund's Class F and 529-F Plans for distribution-related expenses.

                             New World Fund - Page 22

During the 2002 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:


                               12B-1 EXPENSES            12B-1 LIABILITY
                                  ACCRUED                  OUTSTANDING
------------------------------------------------------------------------------
        CLASS A                  $2,713,000                  $351,000
------------------------------------------------------------------------------
        CLASS B                     274,000                    28,000
------------------------------------------------------------------------------
        CLASS C                      85,000                    13,000
------------------------------------------------------------------------------
        CLASS F                      34,000                     5,000
------------------------------------------------------------------------------
      CLASS 529-A                     6,000                       132
------------------------------------------------------------------------------
      CLASS 529-B                     3,000                     1,000
------------------------------------------------------------------------------
      CLASS 529-C                     5,000                     1,000
------------------------------------------------------------------------------
      CLASS 529-E                     1,000                       116
------------------------------------------------------------------------------
      CLASS 529-F                         1                         1
------------------------------------------------------------------------------



OTHER COMPENSATION TO DEALERS - The Principal Underwriter, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently, these payments are limited to the top 100 dealers who have sold shares of the fund or other funds in The American Funds Group. These payments are based principally on a pro rata share of a qualifying dealer's sales. The Principal Underwriter will, on an annual basis, determine the advisability of continuing these payments.

                             TAXES AND DISTRIBUTIONS

FUND TAXATION - The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances the fund may determine that it is in the interest of shareholders to distribute less than that amount.



To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market

                             New World Fund - Page 23
value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is the interest of shareholders to distribute a lesser amount.


The following information may not apply to you if you hold fund shares in a non-taxable account, such as a qualified retirement plan. Please see your tax adviser for more information.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS - Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class, unless shareholders indicate in writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus. Dividends and capital gain distributions by 529 share classes will be automatically reinvested.


Distributions of investment company taxable income and net realized capital gains to individual shareholders will be taxable whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of that share on the reinvestment date.


     DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and

                             New World Fund - Page 24
     the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.


     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.


     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.


     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund will be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the date which is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.


     A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund which must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.


     In addition, some of the bonds may be purchased by the fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of

                             New World Fund - Page 25
     any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or constant interest method. If the fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as a short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as a short-term capital gain.


     Dividend and interest income received by the fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however. Most foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


     CAPITAL GAIN DISTRIBUTIONS - The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 20% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.


SHAREHOLDER TAXATION - In January of each year, individual shareholders of the fund will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund. Distributions of the excess of net long-term capital gains over net short-term capital losses which the fund properly designates as "capital gain dividends" generally will be taxable to individual shareholders at a maximum 20% capital gains rate, regardless of the length of time the shares of the fund have been held by such shareholders. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.


Distributions by the fund result in a reduction in the net asset value of the fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of investment capital. For this reason, investors should consider the tax implications of buying

                             New World Fund - Page 26
shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of investment capital upon the distribution, which will nevertheless be taxable to them.


The fund may make the election permitted under Section 853 of the Code so that shareholders may (subject to limitations) be able to claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries (such taxes relate primarily to investment income). The fund may make an election under Section 853 of the Code, provided that more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities of foreign corporations. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code.


Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder. However, conversion from one class to another class in the same fund should not be a taxable event.


If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds. Also, any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.


The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.

                             New World Fund - Page 27

Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.


UNLESS OTHERWISE NOTED, ALL REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F SHARES. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO COLLEGEAMERICA ACCOUNTS.

                               PURCHASE OF SHARES



        METHOD            INITIAL INVESTMENT        ADDITIONAL INVESTMENTS
-------------------------------------------------------------------------------
                        See "Purchase           $50 minimum (except where a
                        Minimums" for initial   lower minimum is noted under
                        investment minimums.    "Purchase Minimums").
-------------------------------------------------------------------------------
By contacting           Visit any investment    Mail directly to your
your investment dealer  dealer who is           investment dealer's address
                        registered in the       printed on your account
                        state where the         statement.
                        purchase is made, has
                        a sales agreement with
                        American Funds
                        Distributors and is
                        authorized to sell a
                        CollegeAmerica account
                        in the case of 529
                        shares.
-------------------------------------------------------------------------------
By mail                 Make your check         Fill out the account additions
                        payable to the fund     form at the bottom of a recent
                        and mail to the         account statement, make your
                        address indicated on    check payable to the fund,
                        the account             write your account number on
                        application. Please     your check, and mail the check
                        indicate an investment  and form in the envelope
                        dealer on the account   provided with your account
                        application.            statement.
-------------------------------------------------------------------------------
By telephone            Please contact your     Complete the "Investments by
                        investment dealer to    Phone" section on the account
                        open an account, then   application or American
                        follow the procedures   FundsLink Authorization Form.
                        for additional          Once you establish the
                        investments.            privilege, you, your financial
                                                advisor or any person with your
                                                account information can call
                                                American FundsLine(R) and make
                                                investments by telephone
                                                (subject to conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Internet Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By Internet             Please contact your     Complete the American FundsLink
                        investment dealer to    Authorization Form. Once you
                        open an account, then   establish the privilege, you,
                        follow the procedures   your financial advisor or any
                        for additional          person with your account
                        investments.            information may access American
                                                FundsLine OnLine(R) on the
                                                Internet and make investments by
                                                computer (subject to conditions
                                                noted in "Shareholder Account
                                                Services and Privileges -
                                                Telephone and Internet
                                                Purchases, Redemptions and
                                                Exchanges" below).


                            New World Fund - Page 28

-------------------------------------------------------------------------------
By wire                 Call 800/421-0180 to    Your bank should wire your
                        obtain your account     additional investments in the
                        number(s), if           same manner as described under
                        necessary. Please       "Initial Investment."
                        indicate an investment
                        dealer on the account.
                        Instruct your bank to wire funds to:

                        Wells Fargo Bank
                        155 Fifth Street,
                        Sixth Floor
                        San Francisco, CA
                        94106
                        (ABA#121000248)

                        For credit to the
                        account of:
                        American Funds Service
                        Company
                        a/c# 4600-076178
                        (fund name)
                        (your fund acct. no.)
-------------------------------------------------------------------------------

The fund and the Principal Underwriter reserve the right to reject any purchase order. Generally, Class F shares are only available to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers. Class B and C shares are generally not available to certain employer-sponsored retirement plans, such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and money purchase pension and profit sharing plans. Class 529 shares may be purchased by investors only through CollegeAmerica accounts. Class 529-E shares may only be purchased by investors participating in CollegeAmerica through an eligible employer plan. In addition, the state tax-exempt funds are only offered in certain states, and tax-exempt funds in general should not serve as retirement plan investments.


PURCHASE MINIMUMS - The minimum initial investment for all funds in The American Funds Group, except the money market funds and the state tax-exempt funds, is $250. The minimum initial investment for the money market funds (The Cash Management Trust of America, The Tax-Exempt Money Fund of America, and The U.S. Treasury Money Fund of America) and the state tax-exempt funds (The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, and The Tax-Exempt Fund of Virginia) is $1,000. Purchase minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deduction or by employer-sponsored CollegeAmerica accounts and may be reduced or waived for shareholders of other funds in The American Funds Group. The minimum is $50 for additional investments (except for retirement plan payroll deduction and employer-sponsored CollegeAmerica accounts as noted above).


PURCHASE MAXIMUM FOR CLASS B SHARES - The maximum purchase order for Class B shares for all American Funds is $100,000. Direct purchases of Class B shares of The Cash Management Trust of America are not permitted; shares may be acquired only by exchanging from Class B shares of other American Funds. For investments above $100,000, Class A shares are generally a less expensive option over time due to sales charge reductions or waivers.


PURCHASE MAXIMUM FOR CLASS C SHARES - The maximum purchase order for Class C shares for all American Funds is $500,000. Direct purchases of Class C shares of The Cash Management Trust of America are not permitted; shares may be acquired only by exchanging from Class C shares of other American Funds.

                             New World Fund - Page 29

FUND NUMBERS - Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/ (see description below):

                                                                   FUND NUMBERS
                                                      ----------------------------------------
FUND                                                  CLASS A   CLASS B   CLASS C    CLASS F
----------------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . . . . .     002       202       302        402
American Balanced Fund/(R)/ . . . . . . . . . . . .     011       211       311        411
American Mutual Fund/(R)/ . . . . . . . . . . . . .     003       203       303        403
Capital Income Builder/(R)/ . . . . . . . . . . . .     012       212       312        412
Capital World Growth and Income Fund/SM/  . . . . .     033       233       333        433
EuroPacific Growth Fund/(R)/  . . . . . . . . . . .     016       216       316        416
Fundamental Investors/SM/ . . . . . . . . . . . . .     010       210       310        410
The Growth Fund of America/(R)/ . . . . . . . . . .     005       205       305        405
The Income Fund of America/(R)/ . . . . . . . . . .     006       206       306        406
The Investment Company of America/(R)/  . . . . . .     004       204       304        404
The New Economy Fund/(R)/ . . . . . . . . . . . . .     014       214       314        414
New Perspective Fund/(R)/ . . . . . . . . . . . . .     007       207       307        407
New World Fund/SM/  . . . . . . . . . . . . . . . .     036       236       336        436
SMALLCAP World Fund/(R)/  . . . . . . . . . . . . .     035       235       335        435
Washington Mutual Investors Fund/SM/  . . . . . . .     001       201       301        401
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/ . . .     040       240       340        440
American High-Income Trust/SM/  . . . . . . . . . .     021       221       321        421
The Bond Fund of America/SM/  . . . . . . . . . . .     008       208       308        408
Capital World Bond Fund/(R)/  . . . . . . . . . . .     031       231       331        431
Intermediate Bond Fund of America/SM/ . . . . . . .     023       223       323        423
Limited Term Tax-Exempt Bond Fund of America/SM/  .     043       243       343        443
The Tax-Exempt Bond Fund of America/(R)/  . . . . .     019       219       319        419
The Tax-Exempt Fund of California/(R)/* . . . . . .     020       220       320        420
The Tax-Exempt Fund of Maryland/(R)/* . . . . . . .     024       224       324        424
The Tax-Exempt Fund of Virginia/(R)/* . . . . . . .     025       225       325        425
U.S. Government Securities Fund/SM/ . . . . . . . .     022       222       322        422
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . . . . .     009       209       309        409
The Tax-Exempt Money Fund of America/SM/  . . . . .     039       N/A       N/A        N/A
The U.S. Treasury Money Fund of America/SM/ . . . .     049       N/A       N/A        N/A
-----------
*Available only in certain states.


                             New World Fund - Page 30

                                                 FUND NUMBERS
                                  ---------------------------------------------
                                   CLASS    CLASS    CLASS    CLASS     CLASS
FUND                               529-A    529-B    529-C    529-E     529-F
-------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . .    1002     1202     1302     1502      1402
American Balanced Fund/(R)/ . .    1011     1211     1311     1511      1411
American Mutual Fund/(R)/ . . .    1003     1203     1303     1503      1403
Capital Income Builder/(R)/ . .    1012     1212     1312     1512      1412
Capital World Growth and Income
Fund/SM/  . . . . . . . . . . .    1033     1233     1333     1533      1433
EuroPacific Growth Fund/(R)/  .    1016     1216     1316     1516      1416
Fundamental Investors/SM/ . . .    1010     1210     1310     1510      1410
The Growth Fund of America/(R)/    1005     1205     1305     1505      1405
The Income Fund of America/(R)/    1006     1206     1306     1506      1406
The Investment Company of
America/(R)/. . . . . . . . . .    1004     1204     1304     1504      1404
The New Economy Fund/(R)/ . . .    1014     1214     1314     1514      1414
New Perspective Fund/(R)/ . . .    1007     1207     1307     1507      1407
New World Fund/SM/  . . . . . .    1036     1236     1336     1536      1436
SMALLCAP World Fund/(R)/  . . .    1035     1235     1335     1535      1435
Washington Mutual Investors
Fund/SM/  . . . . . . . . . . .    1001     1201     1301     1501      1401
BOND FUNDS
American High-Income Trust/SM/     1021     1221     1321     1521      1421
The Bond Fund of America/SM/  .    1008     1208     1308     1508      1408
Capital World Bond Fund/(R)/  .    1031     1231     1331     1531      1431
Intermediate Bond Fund of
America/SM/ . . . . . . . . . .    1023     1223     1323     1523      1423
U.S. Government Securities
Fund/SM/. . . . . . . . . . . .    1022     1222     1322     1522      1422
MONEY MARKET FUND
The Cash Management Trust of
America/(R)/. . . . . . . . . .    1009     1209     1309     1509      1409



                             New World Fund - Page 31

                                  SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Fund Numbers" above for a listing of the funds.)




                                                                     DEALER
                                             SALES CHARGE AS       COMMISSION
                                            PERCENTAGE OF THE:    AS PERCENTAGE
                                            ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                      NET AMOUNT  OFFERING     OFFERING
                                           -INVESTED-   PRICE         PRICE
------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .          6.10%      5.75%         5.00%
$25,000 but less than $50,000 . . .          5.26       5.00          4.25
$50,000 but less than $100,000. .            4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .           3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .            3.63       3.50          2.75
$250,000 but less than $500,000 .            2.56       2.50          2.00
$500,000 but less than $750,000 .            2.04       2.00          1.60
$750,000 but less than $1 million            1.52       1.50          1.20
$1 million or more . . . . . . . .           none       none      see below
--------------------------------------------------------------------------------



CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE (CDSC) MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers from retirement plans with assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below) may invest with no sales charge and are not subject to a CDSC.


403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (iii) there is only one dealer firm assigned to the plans. 403(b) plans meeting these criteria may invest with no sales charge and are not subject to a CDSC if investing $1 million or more or having 100 or more eligible employees.


Investments made through accounts that purchased Class A shares of the fund before March 15, 2001 and are part of certain qualified fee-based programs, and retirement plans, endowments or foundations with $50 million or more in assets, may also be made with no sales charge and are

                             New World Fund - Page 32
not subject to a CDSC. A dealer concession of up to 1% may be paid by the fund under its Class A Plan of Distribution on investments made with no initial sales charge.


A transfer from the Virginia Prepaid Education Program or the Virginia Education Savings Trust to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.


In addition, Class A shares of the stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) current and retired registered investment advisers, with respect to accounts established while active, registered with the Principal Underwriter, or full-time employees (and their spouses, parents, and children) of registered investment advisers (including assistants directly empoyed by individual registered investment advisers) registered with the Principal Underwriter and plans for such persons;

(4) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(5) insurance company separate accounts;

(6) accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

(8) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, as determined by a Vice President or more senior officer of the Capital Research and Management Company Fund Administration Unit; and

(9) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

                             New World Fund - Page 33

CONTINGENT DEFERRED SALES CHARGE ON CLASS A AND C SHARES - Except as described above, a CDSC of 1% applies to redemptions of Class A shares of the American Funds, other than the money market funds, made within 12 months following the purchase of Class A shares of $1 million or more made without an initial sales charge. A CDSC of 1% also applies to redemptions of Class C shares of the American Funds made within 12 months following the purchase of the Class C shares. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held the longest are assumed to be redeemed first for purposes of calculating this CDSC. The CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A, B and C Shares" below.


CLASS B SALES CHARGES - Class B shares are sold without any initial sales charge. However, a CDSC may be applied to shares you sell within six years of purchase, as shown in the table below:



   CONTINGENT DEFERRED SALES CHARGE ON
         SHARES SOLD WITHIN YEAR             AS A % OF SHARES BEING SOLD
 --------------------------------------------------------------------------
                    1                                   5.00%
                    2                                   4.00
                    3                                   4.00
                    4                                   3.00
                    5                                   2.00
                    6                                   1.00



There is no CDSC on appreciation in share value above the initial purchase price or on shares acquired through reinvestment of dividends or capital gain distributions. In addition, the CDSC may be waived in certain circumstances.
 See "CDSC Waivers for Class A, B and C Shares" below. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. In processing redemptions of Class B shares, shares that are not subject to any CDSC will be redeemed first followed by shares that you have owned the longest during the six-year period.


CLASS F AND CLASS 529-E SALES CHARGE - Class F and 529-E shares are sold with no initial or contingent deferred sales charge.


DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts of $1 million or more (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on investments in Class A shares are paid at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.

                             New World Fund - Page 34

For Class B shares, compensation equal to 4.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class B shares.


For Class C shares, compensation equal to 1.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class C shares.


CONVERSION OF CLASS B AND C SHARES - Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date.
 Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date. Class 529-C shares will not convert to Class 529-F shares. The conversion of shares is subject to the Internal Revenue Service's continued position that the conversions are not subject to federal income tax. In the event the Internal Revenue Service no longer takes this position, the automatic conversion feature may be suspended, in which event no further conversions of Class B or C shares would occur while such suspension remained in effect. In that event, at your option, Class B shares could be exchanged for Class A shares and Class C shares for Class F shares on the basis of the relative net asset values of the two classes, without the imposition of a sales charge or fee; however, such an exchange could constitute a taxable event for you. Absent such an exchange, Class B and C shares would continue to be subject to higher expenses for longer than eight years and ten years, respectively.


                       SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE - You and your "immediate family" (your spouse and your children under age 21) may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know at the time you purchase shares if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to the following statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this

                             New World Fund - Page 35
     redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below), including Class A shares held in a fee-based arrangement, other classes of shares of the American Funds, and any individual investments in American Legacy variable annuities and variable life insurance policies (American Legacy, American Legacy II and American Legacy III variable annuities, American Legacy Life, American Legacy Variable Life, and American Legacy Estate Builder) may be credited toward satisfying the Statement.

     During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those made by you and your immediate family (your spouse and your children under the age of 21), if all parties are purchasing shares for their own accounts and/or:

     . individual-type employee benefit plan(s), such as an IRA, 403(b) plan (see exception below), or single-participant Keogh-type plan;

     . business accounts solely controlled by you or your immediate family (for example, you own the entire business);

                             New World Fund - Page 36

     . trust accounts established by you or your immediate family. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust;

     . endowments or foundations established and controlled by you or your immediate family; or

     . CollegeAmerica accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     . for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     . made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above;

     . for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     . for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization; or

     . for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in The American Funds Group, as well as individual holdings in American Legacy variable annuities and variable life insurance policies. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of the money market funds are excluded.

     RIGHTS OF ACCUMULATION - Subject to the limitations described in the aggregation policy, you may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in all share classes of The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy

                             New World Fund - Page 37
     variable annuities and variable life insurance policies. Direct purchases of the money market funds are excluded.

CDSC WAIVERS FOR CLASS A, B AND C SHARES - Any CDSC on Class A, B and C shares (and, if applicable, on the corresponding Class 529 shares) may be waived only in the following cases:


(1) Permitted exchanges of shares as described in the prospectus, provided that the shares acquired by such exchanges are not redeemed within: (i) one year of the initial purchase in the case of Class A or 529-A shares, (ii) six years of the initial purchase in the case of Class B or 529-B shares, or (iii) one year of the initial purchase in the case of Class C or 529-C shares.

(2) Tax-free returns of excess contributions to IRAs.

(3) Redemptions due to death or post-purchase disability of a shareholder. In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

(4) For Class 529-A, 529-B and 529-C shareholders only, redemptions due to a beneficiary's death, post-purchase disability or receipt of a scholarship (to the extent of the scholarship award).

(5) The following types of transactions, if together they do not exceed 12% of the value of an account annually (the "12% limit"):

     . Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70 1/2.

     . Redemptions through a systematic withdrawal plan ("SWP") (see "Automatic Withdrawals" under "Shareholder Account Services and Privileges", below). For each SWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular SWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through a SWP will also count toward the 12% limit. In the case of a SWP, the 12% limit is calculated at the time a systematic redemption is first made, and is recalculated at the time each additional systematic redemption is made. Shareholders who establish a SWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

CDSC waivers are allowed only in the cases listed above. For example, CDSC waivers will not be allowed on redemptions of Class 529-B and 529-C shares due to: termination of CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or the Virginia College Savings Plan eliminating the fund as an option for additional investment within CollegeAmerica.

                             New World Fund - Page 38

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the applicable fund's current prospectus and statement of additional information.


An IRA rollover involving plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in: i) Class A shares at net asset value; ii) Class A shares subject to the applicable initial sales charge; iii) Class B shares; iv) Class C shares; or v) Class F shares. Plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.


Plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees (i.e., shares do not have to age). Dealer commissions will be paid only on IRA rollovers of $1 million or more according to the schedule applicable to Class A share investments of $1 million or more (see "Dealer Commissions and Compensation" above).


IRA rollovers that do not indicate in which share class plan assets should be invested and that do not have an adviser associated with the account will be invested in Class F shares. Additional plan assets may be rolled into the account holding F shares; however, subsequent contributions cannot be invested in F shares.

                                 PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter. Orders received by the investment dealer or authorized designee, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.


Prices which appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m.

                             New World Fund - Page 39

New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset value per share is determined as follows:


1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Short-term securities maturing within 60 days are valued at amortized cost which approximates market value.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by authority of the fund's Board. The fair value of all other assets is added to the value of securities to arrive at the total assets. The fund's Board has delegated the obligation to make fair valuation determinations to a Valuation Committee established by the fund's Investment Adviser. The Board receives regular reports describing fair valued securities and the valuation methods used.


The Valuation Committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations are valued in good faith by the Valuation Committee based upon what the fund might reasonably expect to receive upon their current sale. The Valuation Committee considers all indications of value available to it in determining the "fair value" to be assigned to a particular security, including, without limitation, the type of security and size of the holding, the existence of contractual or legal restrictions on resale, any relevant financial or business developments affecting the issuer or its business prospects, similar or related securities that are more actively traded, and changes in overall market conditions. The Valuation Committee employs additional fair value procedures to address issues related to investing substantial portions of fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If events occur after the close of a market (and before the close of the New York Stock Exchange, when these funds' net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices will be made to reflect these events. Events of this type could include earthquakes

                             New World Fund - Page 40
and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets);


2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's Board of Directors.


                                 SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by the Transfer Agent, dealer or any of their designees. Sales of certain Class A, B and C shares may be subject to a CDSC. Generally, Class F shares are only available to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.


You may sell (redeem) other classes of shares in your account in any of the following ways:


     THROUGH YOUR DEALER (certain charges may apply)

     . Shares held for you in your dealer's street name must be sold through the dealer.

     WRITING TO AMERICAN FUNDS SERVICE COMPANY

     .   Requests must be signed by the registered shareholder(s).

     .   A signature guarantee is required if the redemption is:

          -  Over $75,000;

          -  Made payable to someone other than the registered shareholder(s);
             or

          - Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

          Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.


     . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

                             New World Fund - Page 41

     . You must include with your written request any shares you wish to sell that are in certificate form.

     TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR USING THE INTERNET

     . Redemptions by telephone, fax or the Internet (including American FundsLine/(R)/ and American FundsLine OnLine/(R)/) are limited to $75,000 per shareholder each day.

     .    Checks must be made payable to the registered shareholder(s).

     . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

     MONEY MARKET FUNDS

     . You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.

     . You may establish check writing privileges (use the money market funds application).

          - If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card.

          - Check writing is not available for any of the 529 share classes or B, C or F share classes of The Cash Management Trust of
             America.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


You may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in any fund in The American Funds Group within 90 days after the date of the redemption or distribution. Proceeds from a Class B share redemption where a CDSC was charged will be reinvested in Class A shares. Proceeds from any other type of redemption and all dividend and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any CDSC on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in the

                             New World Fund - Page 42
money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by the Transfer Agent.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available for Class 529 shareholders or if your account is held with an investment dealer.


AUTOMATIC INVESTMENT PLAN - An automatic investment plan enables you to make monthly or quarterly investments in The American Funds through automatic debits from your bank account. To set up a plan you must fill out an account application and specify the amount you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.


AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid by the 529 share classes will automatically be reinvested.



If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.


CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains ("distributions") of the same share class into any other fund in The American Funds Group at net asset value, subject to the following conditions:


(a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

(b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,

                             New World Fund - Page 43

(c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

EXCHANGE PRIVILEGE - You may only exchange shares into other funds in The American Funds Group within the same class. However, exchanges from Class A shares of The Cash Management Trust of America may be made to Class B or C shares of any other American Fund for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be done through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.


Exchanges from Class A, C or F shares to the corresponding 529 share class, particularly in the case of Uniform Gifts to Minors Act or Uniform Transfer to Minors Act custodial accounts, may result in significant legal and tax consequences as described in the CollegeAmerica Program Description. Please consult your financial adviser prior to making such an exchange.


You may exchange shares of other classes by writing to the Transfer Agent (see "Selling Shares" above), by contacting your investment dealer, by using American FundsLine and American FundsLine OnLine (see "American FundsLine and American FundsLine OnLine" below), or by telephoning 800/421-0180 toll-free, faxing (see "American Funds Service Company Service Areas" in the prospectus for the appropriate fax numbers) or telegraphing the Transfer Agent. (See "Telephone and Internet Purchases, Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, Internet, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Price of Shares" above.) THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


AUTOMATIC EXCHANGES - For all share classes, except the 529 classes of shares, you may automatically exchange shares of the same class in amounts of $50 or more among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate.


AUTOMATIC WITHDRAWALS - For all share classes, except the 529 classes of shares, you may automatically withdraw shares from any of the funds in The American Funds Group. You can make automatic withdrawals of $50 or more as often as you wish if your account is worth at least $10,000, or up to four times a year for an account worth at least $5,000. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.

                             New World Fund - Page 44

Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.


ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.


AMERICAN FUNDSLINE AND AMERICAN FUNDSLINE ONLINE - You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $75,000 per American Funds shareholder each day) from non-retirement plan accounts, or exchange shares around the clock with American FundsLine and American FundsLine OnLine. To use these services, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds website on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLine and American FundsLine OnLine are subject to the conditions noted above and in "Telephone and Internet Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares - Fund Numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.


TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLine) or the Internet (including American FundsLine OnLine), fax or telegraph purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.


REDEMPTION OF SHARES - The fund's Articles of Incorporation permit the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Directors of the fund may from time to time adopt.

                             New World Fund - Page 45

SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent. Certificates are not available for the 529 share classes.


                       EXECUTION OF PORTFOLIO TRANSACTIONS

The Investment Adviser places orders for the fund's portfolio securities transactions. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the Investment Adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of the fund or who have provided investment research, statistical, or other related services to the Investment Adviser. The fund does not consider that it has an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.


There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.


Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, if applicable, for the fiscal years ended 2002, 2001 and 2000, amounted to $2,034,000, $2,330,000 and $4,430,000, respectively.



                               GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $2,143,000 for Class A shares and $62,000 for Class B shares for the 2002 fiscal year.


INDEPENDENT ACCOUNTANTS - Deloitte & Touche LLP, 350 South Grand Avenue, Los Angeles, CA 90071, serves as the fund's independent accountants providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of Deloitte & Touche LLP, independent accountants, given on the authority of said firm as experts in accounting and


                             New World Fund - Page 46
auditing. The selection of the fund's independent accountants is reviewed and determined annually by the Board of Directors.


INDEPENDENT LEGAL COUNSEL - O'Melveny & Myers LLP, 400 South Hope Street, Los Angeles, CA 90071, currently serves as counsel for the fund and for Directors who are not interested persons (as defined by the 1940 Act) of the fund. Certain legal matters in connection with the capital shares offered by the prospectus have been passed upon for the fund by O'Melveny & Myers LLP. Counsel does not currently provide legal services to the fund's Investment Adviser or any of its affiliated companies, but provides an immaterial amount of estate planning and similar work for a limited number of Investment Adviser personnel. A determination with respect to the independence of the fund's "independent legal counsel" will be made at least annually by the independent Directors of the fund, as prescribed by the 1940 Act and the rules thereunder.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - The fund's fiscal year ends on October 31. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent accountants, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


PERSONAL INVESTING POLICY - The fund and Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which the fund may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Accountants contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- OCTOBER 31, 2002

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $18.90
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $20.05


                             New World Fund - Page 47

            CLASS A SHARE INVESTMENT RESULTS AND RELATED STATISTICS

The fund's yield was 1.54% based on a 30-day (or one month) period ended October 31, 2002, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula as required by the Securities and Exchange Commission:


     YIELD = 2[((a-b)/cd + 1)/6/ -1]

     Where:  a   = dividends and interest earned during the period.

             b   = expenses accrued for the period (net of reimbursements).

             c   = the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d   = the maximum offering price per share on the last day of the period.

The fund's one-year total return and lifetime average annual total returns at the maximum offering price ended October 31, 2002, were -3.90% and -6.56%, respectively. The fund's one-year total return and lifetime average annual total returns at net asset value for the periods ended October 31, 2002 were 1.95% and -4.91%, respectively.


The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.


In calculating average annual total return at the maximum offering price, the fund assumes: (1) deduction of the maximum sales load of 5.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the fund will provide lifetime average total return figures. From time to time, the fund may calculate investment results for Class B, C, F, 529 and R shares.


The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for the unmanaged indices will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.


The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as the Dow Jones Average of 30 Industrial Stocks and the Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The fund may also, from time to time, combine its results with those of other funds in The American Funds Group for purposes of illustrating investment strategies involving multiple funds.

                             New World Fund - Page 48

The fund may refer to results and surveys compiled by organizations such as CDA/ Wiesenberger, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., and by the U.S. Department of Commerce. Additionally, the fund may refer to results published in various newspapers and periodicals, including Barron's,
                                                                      --------
Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine,
------  -------  ----------------------  -------------------------------------
Money, U.S. News and World Report and The Wall Street Journal.
-----  --------------------------     -----------------------


The fund may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


The fund may compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, fuels, transportation, and other goods and services that people buy for day-to-day living).


The fund may also calculate a distribution rate on a taxable and tax equivalent basis. The distribution rate is computed by dividing the dividends paid by the fund over the last 12 months by the sum of the month-end net asset value or maximum offering price and the capital gains paid over the last 12 months. The distribution rate may differ from the yield.

                             New World Fund - Page 49

                                    APPENDIX

                           DESCRIPTION OF BOND RATINGS

BOND RATINGS - The ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("Standard & Poor's") are based on the analysis and represents a judgment expressed in shorthand terms of the strengths and weaknesses of the bonds which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality.


Moody's rates the long-term debt securities issued by various entities from
-------
"Aaa" to "C." Moody's applies the numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Ratings are described as follows:


"Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."


"Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities."


"Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."


"Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."


"Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class."


"Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."

                             New World Fund - Page 50

"Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest."


"Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings."


"Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing."


Standard & Poor's rates the long-term debt securities of various entities in
-----------------
categories ranging from "AAA" to "D" according to quality. The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Ratings are described as follows:


AAA
"An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong."


AA

"An obligation rated 'AA' differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong."


A

"An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong."


BBB
"An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated 'BB', 'B', 'CCC', 'CC' and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions."


BB
"An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation."

B
"An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB' but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation."

                             New World Fund - Page 51

CCC
"An obligation rated 'CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation."

CC
"An obligation rated 'CC' is currently highly vulnerable to nonpayment."

C
"A subordinated debt or preferred stock obligation rated 'C' is CURRENTLY HIGHLY VULNERABLE to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying."

D
"An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized."

                             New World Fund - Page 52

New World Fund
Investment portfolio, October 31, 2002

                                                  Percent of
By Industry                                       Net Assets
-----------------------------------------------
Banks                                                   8.26 %
Beverages                                               6.78
Electronic equipment & instruments                      6.03
Diversified telecommunication services                  5.08
Wireless telecommunication services                     4.17
Other industries                                       44.33
Bonds & notes                                           9.61
Cash & equivalents                                     15.74
                                               --------------
Total                                                 100.00 %
                                               ==============


                                              Percent
                                              of net
Largest equity holdings                       assets
--------------------------------------------  --------

Cia Vale do Rio Doce                             2.26 %
Fomento Economico Mexicano                       2.23
Housing Development Finance                      1.88
Samsung SDI                                      1.85
Telekomunikasi Indonesia                         1.49
Nestle                                           1.33
Coca-Cola                                        1.25
Avon Products                                    1.25
Votorantim Celulose e Papel                      1.24
Maxis Communications                             1.22




                                                                                                                           Market
                                                                                                     Shares or              value
Equity securities (common stock and convertible debentures)                                   principal amount               (000)

BANKS  -  8.26%
Allied Irish Banks, PLC (Ireland)                                                                      911,587   $         12,811
ICICI Bank Ltd. (India)                                                                              4,085,000             11,412
ICICI Bank Ltd. (ADR) (merged with ICICI Ltd. (ADR))                                                    47,125                290
Bank Zachodni WBK SA (Poland)                                                                          610,421             10,913
State Bank of India (India)                                                                          1,970,000              9,369
Korea Exchange Bank (South Korea) (1)                                                                2,615,000              9,055
Unibanco-Uniao de Bancos Brasileiros SA, units (GDR) (Brazil)                                          982,000              8,926
Kookmin Bank (South Korea)                                                                             217,000              7,204
Bank of the Philippine Islands (Philippines)                                                         8,092,050              6,254
OTP Bank Rt. (Hungary)                                                                                 425,000              3,767
HSBC Holdings PLC (United Kingdom)                                                                     317,888              3,465
Australia and New Zealand Banking Group Ltd. (Australia)                                               310,000              3,237
Daegu Bank, Ltd. (South Korea) (1)                                                                     725,000              2,828
United Overseas Bank Ltd. (Singapore)                                                                  350,000              2,655
Shinhan Financial Group Co., Ltd. (South Korea)                                                        250,000              2,627
Yapi ve Kredi Bankasi AS (Turkey) (1)                                                            2,351,200,000              1,931


BEVERAGES  -  6.78%
Fomento Economico Mexicano, SA de CV (ADR) (Mexico)                                                    723,000             26,173
Coca-Cola Co. (USA)                                                                                    314,900             14,637
PepsiCo, Inc. (USA)                                                                                    266,000             11,731
Orkla AS (Norway)                                                                                      735,857             11,669
Anheuser-Busch Companies, Inc. (USA)                                                                   195,000             10,288
Heineken NV (Netherlands)                                                                              123,000              4,939


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  6.03%
Samsung SDI Co., Ltd. (South Korea)                                                                    350,000             21,664
Hon Hai Precision Industry Co., Ltd. (Taiwan)                                                        3,790,400             13,729
Samsung Electro-Mechanics Co., Ltd. (South Korea)                                                      351,960             13,339
Kingboard Chemical Holdings Ltd. (Hong Kong)                                                        15,994,000              9,433
Kingboard Chemical Holdings Ltd., warrants, expire 2003 (1)                                            899,400                 59
Orbotech Ltd. (Israel) (1)                                                                             402,500              5,112
Venture Corp. Ltd. (formerly Venture Manufacturing (Singapore) Ltd.) (Singapore)                       651,800              4,870
Hankuk Electric Glass Co., Ltd. (South Korea)                                                           50,200              2,496


DIVERSIFIED TELECOMMUNICATION SERVICES  -  5.08%
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk., Class B (Indonesia)                52,195,000             17,393
Telefonos de Mexico, SA de CV, Class L (ADR) (Mexico)                                                  381,000             11,620
Telefonos de Mexico, SA de CV 4.25% convertible debentures 2004                               $        180,000                209
Magyar Tavkozlesi Rt. (ADR) (Hungary)                                                                  755,000             11,725
KT Corp. (ADR) (South Korea)                                                                           257,680              5,293
KT Corp.                                                                                                22,600                929
Cia. de Telecomunicaciones de Chile SA (ADR) (Chile)                                                   543,700              4,730
Bharti Tele-Ventures Ltd. (India) (1)                                                                5,300,000              2,848
Hellenic Telecommunications Organization SA (Greece)                                                   218,700              2,459
Telecom Argentina STET-France Telecom SA, Class B (ADR) (Argentina) (1)                                930,000              1,274
Philippine Long Distance Telephone Co. (Philippines) (1)                                               128,850                559
Philippine Long Distance Telephone Co. (ADR)  (1)                                                      120,000                504
Global Light Telecommunications Inc. (Canada) (1) (2) (3)                                              240,000                  2
Global Light Telecommunications Inc.  (1) (3)                                                          160,000                  2


WIRELESS TELECOMMUNICATION SERVICES  -  4.17%
Maxis Communications Bhd. (Malaysia) (1)                                                             9,115,200             14,273
Tele Nordeste Celular Participacoes SA, preferred nominative (ADR) (Brazil)                            530,000              7,256
GLOBE TELECOM, Inc. (Philippines) (1)                                                                  935,437              7,230
COSMOTE Mobile Telecommunications SA (Greece)                                                          750,000              6,265
America Movil SA de CV, Series L (ADR) (Mexico)                                                        400,500              5,383
China Unicom Ltd. (China) (1)                                                                        7,941,300              4,938
China Mobile (Hong Kong) Ltd. (China) (1)                                                            1,419,800              3,486


FOOD PRODUCTS  -  4.10%
Nestle SA (Switzerland)                                                                                 73,000             15,636
Groupe Danone (France)                                                                                  82,200             10,657
Unilever PLC (United Kingdom)                                                                          780,000              7,706
Nestle India Ltd. (India)                                                                              616,250              7,025
Sara Lee Corp. (USA)                                                                                   160,400              3,662
Unilever NV (Netherlands)                                                                               35,000              2,243
PT Indofood Sukses Makmur Tbk (Indonesia)                                                           16,515,000              1,118


METALS & MINING  -  4.01%
Cia. Vale do Rio Doce, preferred nominative (Brazil)                                                   821,000             21,074
Cia. Vale do Rio Doce (ADR)                                                                            204,200              5,381
Xstrata PLC (United Kingdom) (1)                                                                       760,000              7,883
POSCO (South Korea)                                                                                     45,960              4,303
BHP Billiton PLC (United Kingdom)                                                                      682,288              3,330
Freeport-McMoRan Copper & Gold Inc., Class B (USA) (1)                                                 198,000              2,416
Anglo American PLC (United Kingdom)                                                                    130,400              1,712
Yanzhou Coal Mining Co. Ltd. (China)                                                                 2,350,000                844


OIL & GAS  -  3.90%
Petroleo Brasileiro SA - Petrobras, ordinary nominative (ADR) (Brazil)                               1,071,000             14,169
LUKoil Holding (ADR) (Russia)                                                                          215,000             14,061
BP Finance PLC 3.00% exchangeable bonds 2006 (Russia) (2)                                    $       8,000,000             10,860
Shell Transport and Trading Co., PLC (ADR) (United Kingdom)                                             60,000              2,286
Noble Energy, Inc. (USA)                                                                                60,000              2,183
Pogo Producing Co. (USA)                                                                                60,000              2,163


PHARMACEUTICALS  -  3.49%
AstraZeneca PLC (United Kingdom)                                                                       263,200              9,760
Teva Pharmaceutical Industries Ltd. (ADR) (Israel)                                                     114,000              8,827
Dr. Reddy's Laboratories Ltd. (India)                                                                  515,000              7,433
Aventis (France)                                                                                        85,000              5,085
PLIVA d.d. (GDR) (Croatia)                                                                             324,000              3,920
Pharmacia Corp. (USA)                                                                                   80,700              3,470
Pfizer Inc (USA)                                                                                        75,000              2,383


DIVERSIFIED FINANCIALS  -  2.55%
Housing Development Finance Corp. Ltd. (India)                                                         900,159             11,698
Housing Development Finance Corp. Ltd.  (2)                                                            800,000             10,396
First Pacific Co. Ltd. (Hong Kong) (1)                                                              82,376,294              7,816


MEDIA  -  2.51%
Independent News & Media PLC (Ireland)                                                               7,068,518              9,794
ABS-CBN Holdings Corp. (PDR) (Philippines) (1)                                                      25,470,600              8,162
Grupo Televisa, SA, ordinary participation certificates (ADR) (Mexico) (1)                             220,000              6,182
BEC World PCL (Thailand)                                                                             1,050,000              5,045
Benpres Holdings Corp. (Philippines) (1)                                                            60,400,000                216
United Pan-Europe Communications NV, Class A (Netherlands) (1)                                         450,600                 31


AUTOMOBILES  -  2.24%
Honda Motor Co., Ltd. (Japan)                                                                          389,000             13,931
Suzuki Motor Corp. (Japan)                                                                           1,147,000             12,267


PAPER & FOREST PRODUCTS  -  2.04%
Votorantim Celulose e Papel SA (ADR) (Brazil)                                                          946,000             14,521
Sappi Ltd. (South Africa)                                                                              781,100              9,396



PERSONAL PRODUCTS  -  1.25%
Avon Products, Inc. (USA)                                                                              301,000             14,595


HOUSEHOLD PRODUCTS  -  1.21%
Kimberly-Clark de Mexico, SA de CV, Class A (Mexico)                                                 4,744,000             11,411
Kimberly-Clark Corp. (USA)                                                                              55,000              2,832


COMMERCIAL SERVICES & SUPPLIES  -  1.10%
Sylvan Learning Systems, Inc. (USA) (1)                                                                710,000             10,842
Sabre Holdings Corp., Class A (USA) (1)                                                                105,098              2,016


ELECTRICAL EQUIPMENT  -  0.99%
Johnson Electric Holdings Ltd. (Hong Kong)                                                           8,250,000              8,727
Elektrim SA 3.75% convertible debentures 2004 (Poland) (3) (4)                                   Euro1,800,000   1,122
LG Cable Ltd. (South Korea)                                                                            110,000              1,088
ABB Ltd (Switzerland) (1)                                                                              483,620                645


MULTILINE RETAIL  -  0.98%
Wal-Mart de Mexico, SA de CV, Class V (ADR) (Mexico)                                                   428,000             10,644
Organizacion Soriana, SA de CV, Class B (Mexico) (1)                                                   450,000                905


SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  0.97%
Samsung Electronics Co., Ltd. (South Korea)                                                             39,550             11,157
ASM Pacific Technology Ltd. (Hong Kong)                                                                101,000                196


CONSTRUCTION MATERIALS  -  0.97%
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)                                                 4,658,000              8,182
Cemex, SA de CV, ordinary participation certificates, units (ADR) (Mexico)                              83,453              1,692
Holcim Ltd. (Switzerland)                                                                                9,500              1,463


AEROSPACE & DEFENSE  -  0.77%
EMBRAER - Empresa Brasileira de Aeronautica SA, preferred nominative (ADR) (Brazil)                    411,158              6,447
Banco Nacional de Desenvolvimento Economico e Social 6.50% convertible debentures 2006 (     $       3,600,000              2,556


REAL ESTATE  -  0.72%
SM Prime Holdings, Inc. (Philippines)                                                               83,000,000              8,449


INSURANCE  -  0.69%
American International Group, Inc. (USA)                                                               130,000              8,131



TRANSPORTATION INFRASTRUCTURE  -  0.68%
Zhejiang Expressway Co. Ltd., Class H (China)                                                       13,500,000              4,371
International Container Terminal Services, Inc. (Philippines)                                       88,828,000              3,617


CONSTRUCTION & ENGINEERING  -  0.68%
Daelim Industrial Co., Ltd. (South Korea)                                                              700,000              7,956


DISTRIBUTORS  -  0.67%
Li & Fung Ltd. (Hong Kong)                                                                           7,921,000              7,871


LEISURE EQUIPMENT & PRODUCTS  -  0.63%
Fuji Photo Film Co., Ltd. (Japan)                                                                      270,000              7,445


MACHINERY  -  0.61%
Metso Oyj (Finland)                                                                                    770,000              7,125


COMPUTERS & PERIPHERALS  -  0.54%
Quanta Computer Inc. (Taiwan)                                                                        3,095,200              6,298


CHEMICALS  -  0.53%
Hyosung Corp. (South Korea)                                                                            605,000              5,986
Monsanto Co. (USA)                                                                                      13,766                228


OTHER  -  3.55%
Migros Turk TAS (Turkey)                                                                            86,267,000              4,690
Cheil Industries Inc. (South Korea)                                                                    400,000              4,612
Asahi Glass Co., Ltd. (Japan)                                                                          760,000              4,545
Itausa -- Investimentos Itau SA, preferred nominative (Brazil)                                       8,377,321              4,342
Infosys Technologies Ltd. (India)                                                                       45,650              3,589
Nokia Corp., Class A (Finland)                                                                         168,000              2,851
Millennium & Copthorne Hotels PLC (United Kingdom)                                                     785,000              2,485
Lumenis Ltd. (Israel) (1)                                                                              820,000              2,460
Korea Gas Corp. (South Korea)                                                                          136,560              2,345
Huaneng Power International, Inc., Class H (China)                                                   3,260,000              2,341
Tubos de Acero de Mexico, SA (ADR) (Mexico)                                                            220,000              2,013
McDonald's Corp. (USA)                                                                                 100,000              1,811
AES Corp. (USA) (1)                                                                                  1,000,000              1,770
Sony Corp. (Japan)                                                                                      40,000              1,720


Miscellaneous  -  1.95%
Other equity securities in initial period of acquisition                                                                   22,808


Total equity securities (cost: $1,052,567,000)                                                                            874,685



                                                                                                     Principal             Market
                                                                                                        amount              value
Bonds & notes                                                                                             (000)              (000)

Non-U.S. Government obligations  -  8.90%
Russian Federation:
 8.25% 2010 (2)                                                                                        $ 3,848              4,099
 8.25% 2010                                                                                              2,000              2,131
 5.00% 2030 (2) (5)                                                                                     29,313             22,424
 5.00% 2030 (5)                                                                                          1,500              1,148
United Mexican States Government Eurobonds, Global:
 9.875% 2007                                                                                             5,000              5,825
 8.625% 2008                                                                                               875                973
 10.375% 2009                                                                                            4,500              5,346
 9.875% 2010                                                                                             2,875              3,361
 11.375% 2016                                                                                            7,825              9,918
 8.30% 2031                                                                                              1,020              1,015
Brazil (Federal Republic of):
 2.625% 2009 (5)                                                                                         3,166              1,862
 14.50% 2009                                                                                             3,725              2,719
 10.125% 2027                                                                                           14,000              7,189
Panama (Republic of):
 Interest Reduction Bond 5.00% 2014 (5)                                                                  6,262              5,495
 9.375% 2029                                                                                             5,815              6,193
Turkey (Republic of) 11.875% 2030                                                                        8,900              8,344
Croatian Government: (5)
 Series B, 2.688% 2006                                                                                     672                671
 Series A, 2.688% 2010                                                                                   4,982              4,974
Philippines (Republic of) 10.625% 2025                                                                   3,700              3,820
Argentina (Republic of):(4)
 7.00%/15.50% 2008 (6)                                                                                   2,029                456
 12.25% 2018 (7)                                                                                        13,995              2,869
Poland (Republic of), Past Due Interest Bond, Bearer 7.00% 2014 (5)                                      2,337              2,393
Venezuela (Republic of) 9.25% 2027                                                                       1,500              1,035


WIRELESS TELECOMMUNICATION SERVICES  -  0.69%
GLOBE TELECOM, Inc. 13.00% 2009                                                                          3,000              3,488
Cellco Finance NV 12.75% 2005                                                                            2,725              2,596
PTC International Finance BV 10.75% 2007                                                                 1,990              2,035


OIL & GAS  -  0.02%
Petrozuata Finance, Inc., Series B, 8.22% 2017 (2) (8)                                                     300                199



Total bonds & notes (cost: $110,791,000)                                                                                  112,578



                                                                                                     Principal             Market
                                                                                                        amount              value
Short-term securities                                                                                     (000)              (000)

Corporate short-term notes  -  12.15%
Receivables Capital Corp. 1.75%-1.77% due 11/4-11/25/2002 (2)                                         $ 18,750           $ 18,739
Johnson & Johnson 1.75% due 11/25/2002 (2)                                                              18,700             18,677
CBA (Delaware) Finance Inc. 1.73%-1.74% due 11/1-11/19/2002                                             18,000             17,991
Svenska Handelsbanken Inc. 1.74%-1.75% due 11/4-11/6/2002                                               15,000             14,996
Motiva Enterprises LLC 1.71%-1.73% due 11/7/2002                                                        15,000             14,995
Electricite de France 1.75% due 11/20/2002                                                              15,000             14,985
Royal Bank of Scotland Group PLC 1.75% due 11/18-11/27/2002                                             15,000             14,984
Spintab AB (Swedmortgage) 1.72%-1.76% due 11/21-12/16/2002                                              15,000             14,979
ING America Insurance Holdings Inc. 1.74% due 11/18/2002                                                12,000             11,990


Federal agency discount notes  -  3.05%
Freddie Mac 1.65%-1.75% due 11/5-12/20/2002                                                             26,500             26,460
Fannie Mae 1.57%-1.70% due 11/20-12/9/2002                                                               9,300              9,290


Total short-term securities (cost: $178,087,000)                                                                          178,086


Total investment securities (cost: $1,341,445,000)                                                                      1,165,349
New Taiwanese Dollar (cost:$398,000)                                                                 NT$13,133                379

Excess of cash and receivables over payables                                                                                6,018

Net asset                                                                                                              $1,171,746


(1) Non-income-producing security.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(3) Valued under fair value procedures adopted by authority of the Board of Directors.
(4) Scheduled interest payments not made; reorganization pending.
(5) Coupon rate may change periodically.
(6) Step bond; coupon rate will increase at a later date.
(7) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(8) Pass-through security backed by a pool of
      mortgages or other loans on which principal payments are periodically made.
      Therefore, the effective maturity is shorter than the stated maturity.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
PDR = Philippine Depositary Receipts


See Notes to Financial Statements

Equity securities appearing in the portfolio since April 30, 2002
ABB
ASM Pacific Technology
Kookmin Bank
Korea Exchange Bank
Korea Gas
Maxis Communications
Monsanto
Noble Energy
Pogo Producing
Quanta Computer
State Bank of India
Yanzhou Coal Mining


Equity securities eliminated from the portfolio since April 30, 2002 Armor Holdings
Astra International
Bank Pekao
Ford Motor
Grupo Aeroportuario del Sureste
Gulf Indonesia Resources
KangwonLand
Mitsubishi Heavy Industries
Motorola
Nedcor
Nissan Motor
Philip Morris
Sasol
Shandong International Power Development
VIA NET.WORKS
Videsh Sanchar Nigam


New World Fund, Inc.
Financial statements
(dollars and shares in thousands, except per-share amounts)
Statement of assets and liabilities
at October 31,  2002
Assets:
 Investment securities at market:                                                                                  $1,165,349
  (cost: $1,341,445)
 Cash denominated in non-U.S. currencies
  (cost: $398)                                                                                                            379
 Cash                                                                                                                     453
 Receivables for:
  Sales of investments                                                                                  $6,329
  Sales of fund's shares                                                                                 3,819
  Dividends and interest                                                                                 3,382         13,530
                                                                                                                    1,179,711
Liabilities:
 Payables for:
  Purchases of investments                                                                                 408
  Repurchases of fund's shares                                                                           5,739
  Investment advisory services                                                                             778
  Services provided by affiliates                                                                          644
  Deferred Directors' compensation                                                                         344
  Other fees and expenses                                                                                   52          7,965
Net assets at October 31, 2002                                                                                     $1,171,746

Net assets consist of:
 Capital paid in on shares of capital stock                                                                        $1,560,979
 Undistributed net investment income                                                                                    8,919
 Accumulated net realized loss                                                                                       (222,053)
 Net unrealized depreciation                                                                                         (176,099)
Net assets at October 31, 2002                                                                                     $1,171,746

Total authorized capital stock - 200,000 shares, $.01 par value
                                                                                       Net assets       Shares Net asset value
                                                                                                   outstanding   per share (1)
Class A                                                                                $1,071,041       56,665         $18.90
Class B                                                                                    29,144        1,559          18.69
Class C                                                                                    13,030          698          18.66
Class F                                                                                    23,483        1,244          18.88
Class 529-A                                                                                 4,616          244          18.89
Class 529-B                                                                                   708           38          18.79
Class 529-C                                                                                 1,218           65          18.79
Class 529-E                                                                                   284           15          18.86
Class 529-F                                                                                     8            1          18.90
Class R-1                                                                                      24            1          18.85
Class R-2                                                                                     613           32          18.86
Class R-3                                                                                     772           41          18.96
Class R-4                                                                                      78            4          18.90
Class R-5                                                                                  26,727        1,412          18.93
(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and Class 529-A, for which the maximum offering prices per share were $20.05 and $20.04, respectively.


See Notes to Financial Statements
(dollars in thousands)
Statement of operations
for the year ended October 31,  2002

Investment income:
 Income:
  Interest (net of non-U.S. withholding
            tax of $29)                                                                                $15,021
  Dividends (net of non-U.S. withholding
            tax of $1,864)                                                                              22,081        $37,102

 Fees and expenses:
  Investment advisory services                                                                           9,862
  Distribution services                                                                                  3,123
  Transfer agent services                                                                                2,205
  Administrative services                                                                                   73
  Reports to shareholders                                                                                  205
  Registration statement and prospectus                                                                    165
  Postage, stationery and supplies                                                                         358
  Directors' compensation                                                                                  120
  Auditing and legal                                                                                        83
  Custodian                                                                                                677
  State and local taxes                                                                                     41
  Other                                                                                                     46
  Total expenses before reimbursement                                                                   16,958
   Reimbursement of expenses                                                                                 1         16,957
 Net investment income                                                                                                 20,145

Net realized loss and unrealized
 appreciation on investments
 and non-U.S. currency:
 Net realized loss on:
  Investments                                                                                          (59,378)
  Non-U.S. currency transactions                                                                          (951)       (60,329)
 Net unrealized appreciation on:
  Investments                                                                                           44,408
  Non-U.S. currency translations                                                                           380         44,788
   Net realized loss and
    unrealized appreciation
    on investments and non-U.S. currency                                                                              (15,541)
Net increase in net assets resulting
 from operations                                                                                                       $4,604



See Notes to Financial Statements




(dollars in thousands)
Statement of changes in net assets

                                                                                                        Year ended October 31
                                                                                                          2002           2001
Operations:
 Net investment income                                                                                 $20,145        $26,563
 Net realized loss on investments and
  non-U.S. currency transactions                                                                       (60,329)      (161,411)
 Net unrealized appreciation (depreciation)
  on investments and non-U.S. currency translations                                                     44,788        (62,275)
  Net increase (decrease) in net assets
   resulting from operations                                                                             4,604       (197,123)

Dividends paid to shareholders from net investment income                                              (30,241)       (20,787)

Capital share transactions                                                                             118,769          1,740

Total increase (decrease) in net assets                                                                 93,132       (216,170)

Net assets:
 Beginning of year                                                                                   1,078,614      1,294,784
 End of year (including undistributed
  net investment income: $8,919 and $20,214, respectively)                                          $1,171,746     $1,078,614


See Notes to Financial Statements

Notes to financial statements


1. Organization and significant accounting policies

Organization - New World Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital by investing in stocks and bonds with significant exposure to countries that have developing economies and/or markets.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (classes 529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (classes R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
     Share class       Initial sales charge  Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------                           ---------------------------------
  Class A and Class         Up to 5.75%                 None                          None
        529-A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Class B and Class            None           Declines from 5% to zero  Class B and Class 529-B convert
        529-B                                  for redemptions within     to Class A and Class 529-A,
                                               six years of purchase    respectively, after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
       Class C                 None          1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Class 529-C               None          1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Class 529-E               None                     None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Class F and Class            None                     None                          None
        529-F
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Class R-1, Class R-2,          None                     None                          None
 Class R-3, Class R-4
    and Class R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

         Security valuation - Equity securities are valued at the last reported sale price on the broadest and most representative exchange or market on which such securities are traded, as determined by the fund's investment adviser, as of the close of business or, lacking any sales, at the last available bid price. Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Directors. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value.

         Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

         Class allocations - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

         Dividends and distributions to shareholders - Dividends and distributions paid to shareholders are recorded on the ex-dividend date

         Non-U.S. currency translation - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

         Forward currency contracts - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

2.       Non-U.S. investments

Investment risk - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation - Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the year ended October 31, 2002, non-U.S. taxes paid on realized gains were $967,000. As of October 31, 2002, there were no non-U.S. taxes provided on unrealized gains.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; unrealized depreciation of certain investments in non-U.S. securities; expenses deferred for tax purposes; cost of investments sold and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of October 31, 2002, the cost of investment securities and cash denominated in non-U.S. currencies for federal income tax purposes was $1,346,245,000.

As of October 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                                                                               (dollars in thousands)
Undistributed net investment income and currency gains                                                        $12,799
Short-term and long-term capital loss deferrals                                                             (221,160)
Gross unrealized appreciation on investment securities
                                                                                                               86,812
Gross unrealized depreciation on investments securities
                                                                                                            (267,329)

Short-term and long-term capital loss deferrals above include capital loss carryforwards of $581,000, $3,743,000, $158,373,000, and $58,463,000 expiring in
2007, 2008, 2009 and 2010, respectively. The capital loss carryforwards will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

The tax character of distributions paid was as follows (dollars in thousands):



Year ended October 31, 2002
                                Distributions from ordinary income                      Distributions from     Total distributions
                                   Net investment income          Short-term       long-term capital gains                    paid
Share class                           and currency gains       capital gains
Class A                                         $ 29,677                   -                             -                $ 29,677
Class B                                              410                   -                             -                     410
Class C                                               59                   -                             -                      59
Class F                                               95                   -                             -                      95
Total                                           $ 30,241                   -                             -                $ 30,241

Year ended October 31, 2001
                                Distributions from ordinary income                      Distributions from     Total distributions
                                   Net investment income          Short-term       long-term capital gains                    paid
Share class                           and currency gains       capital gains
Class A                                         $ 20,546                   -                             -                $ 20,546
Class B                                              241                   -                             -                     241
Total                                           $ 20,787                   -                             -                $ 20,787



4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors ("AFD"), the principal underwriter of the fund's shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.850% on the first $500 million of daily net assets and decreasing to 0.620% on such assets in excess of $2.5 billion. For the year ended October 31, 2002, the investment advisory services fee was equivalent to an annualized rate of 0.790% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

         Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                     0.30%                         0.30%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.30                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class B and Class 529-B                                      1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class C, Class 529-C and Class R-1                           1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-E and Class R-3                                    0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class F, Class 529-F and Class R-4                           0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

         All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

         For Class A and Class 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of October 31, 2002, unreimbursed expenses which remain subject to reimbursement totaled $1,000 for Class 529-A. There were no unreimbursed expenses which remain subject to reimbursement for Class A.

         Transfer agent services - The fund has a transfer agency agreement with AFS for Class A and Class B shares. Under this agreement, these share classes compensate AFS for transfer agency services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agency services provided to all other share classes from the administrative services fees paid to CRMC described below.

         Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agency and other related shareholder services for all classes of shares other than Class A and Class B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agency services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for Class R-1, Class R-2, Class R-3 and Class R-4, CRMC has voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual administrative fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Administrative services fees are presented gross of any payments made by CRMC.

         Expenses under the agreements described above for the year ended October 31, 2002, were as follows (dollars in thousands):

                 -----------------------------------------------------------------------
                   Share class      Distribution    Transfer agent    Administrative
                                      services         services          services
                 -----------------------------------------------------------------------
                     Class A           $2,713           $2,143        Not applicable
                 -----------------------------------------------------------------------
                 -----------------------------------------------------------------------
                     Class B            274               62          Not applicable
                 -----------------------------------------------------------------------
                 -----------------------------------------------------------------------
                     Class C             85                                 $19





                                                       Included
                                                          in
                                                    administrative
                                                       services
                 ----------------------------------                 --------------------
                 ----------------------------------                 --------------------
                     Class F             34                                  32
                 ----------------------------------                 --------------------
                 ----------------------------------                 --------------------
                   Class 529-A            6                                  5
                 ----------------------------------                 --------------------
                 ----------------------------------                 --------------------
                   Class 529-B           3                                   1
                 ----------------------------------                 --------------------
                 ----------------------------------                 --------------------
                   Class 529-C           5                                   2
                 ----------------------------------                 --------------------
                 ----------------------------------                 --------------------
                   Class 529-E           1                                  -*
                 ----------------------------------                 --------------------
                 ----------------------------------                 --------------------
                   Class 529-F           -*                                 -*
                 ----------------------------------                 --------------------
                 ----------------------------------                 --------------------
                    Class R-1            -*                                 -*
                 ----------------------------------                 --------------------
                 ----------------------------------                 --------------------
                    Class R-2            1                                   1
                 ----------------------------------                 --------------------
                 ----------------------------------                 --------------------
                    Class R-3            1                                   1
                 ----------------------------------                 --------------------
                 ----------------------------------                 --------------------
                    Class R-4            -*                                 -*
                 ----------------------------------                 --------------------
                 ----------------------------------                 --------------------
                    Class R-5      Not applicable                            12
                 -----------------------------------------------------------------------
                  * Amount less than one thousand.

Deferred Directors' compensation - Since the adoption of the deferred compensation plan in 1999, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and Directors - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):


Year ended October 31, 2002
                                                                Reinvestments of dividends
                                Sales(1)                                 and distributions
Share class                      Amount         Shares                              Amount         Shares

Class A                       $ 859,353         41,301                            $ 28,104          1,397
Class B                          23,023          1,089                                 400             20
Class C                          58,835          2,868                                  57              3
Class F                          97,763          4,669                                  77              4
Class 529-A(2)                    5,324            247                                   -              -
Class 529-B(2)                      803             38                                   -              -
Class 529-C(2)                    1,401             65                                   -              -
Class 529-E(2)                      330             15                                   -              -
Class 529-F(2)                        8              1                                   -              -
Class R-1(3)                         26              1                                   -              -
Class R-2(3)                        620             32                                   -              -
Class R-3(3)                        877             45                                   -              -
Class R-4(3)                        151              8                                   -              -
Class R-5(3)                     32,534          1,452                                   -              -
Total net increase
   (decrease) in fund       $ 1,081,048         51,831                            $ 28,638          1,424


                                                                     Net increase
                              Repurchases(1)                            (decrease)
                                     Amount            Shares              Amount        Shares



Class A                        $ (854,651)          (41,340)           $ 32,806         1,358
Class B                           (12,957)             (626)             10,466           483
Class C                           (47,523)           (2,332)             11,369           539
Class F                           (74,712)           (3,562)             23,128         1,111
Class 529-A(2)                        (65)               (3)              5,259           244
Class 529-B(2)                         (3)               -*                 800            38
Class 529-C(2)                         (8)               -*               1,393            65
Class 529-E(2)                         -*                -*                 330            15
Class 529-F(2)                          -                 -                   8             1
Class R-1(3)                            -                 -                  26             1
Class R-2(3)                           (1)               -*                 619            32
Class R-3(3)                          (88)               (4)                789            41
Class R-4(3)                          (75)               (4)                 76             4
Class R-5(3)                         (834)              (40)             31,700         1,412
Total net increase
   (decrease) in fund          $ (990,917)          (47,911)          $ 118,769         5,344



                                                                Reinvestments of dividends
                                Sales(1)                                 and distributions
Share class                      Amount         Shares                              Amount         Shares

Year ended October 31, 2001
Share class
Class A                       $ 628,936         29,029                            $ 19,423            876
Class B                          13,143            605                                 234             11
Class C(4)                        5,040            242                                   -              -
Class F(4)                        7,284            359                                   -              -
Total net increase
   (decrease) in fund         $ 654,403         30,235                            $ 19,657            887




                                                                     Net increase
                              Repurchases(1)                            (decrease)
                                     Amount            Shares              Amount        Shares
Share class
Class A                        $ (661,254)          (30,669)          $ (12,895)         (764)
Class B                            (4,760)             (226)              8,617           390
Class C(4)                         (1,712)              (83)              3,328           159
Class F(4)                         (4,594)             (226)              2,690           133
Total net increase
   (decrease) in fund          $ (672,320)          (31,204)            $ 1,740           (82)



*Amount less than one thousand.
(1) Includes exchanges between share classes of the fund.
(2) Class 529-A, Class 529-B, Class 529-C, Class 529-E and Class 529-F shares were offered beginning February 15, 2002.
(3) Class R-1, Class R-2, Class R-3, Class R-4 and Class R-5 shares were offered beginning May 15, 2002.
(4) Class C and Class F shares were offered beginning March 15, 2001.

6. Restricted securities

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of October 31, 2002, the total value of restricted securities was $87,952,000, which represents 7.51% of the net assets of the fund.

7. Investment transactions and other disclosures

The fund made purchases and sales of investment securities, excluding short-term securities, of $364,612,000 and $347,508,000, respectively, during the year ended October 31, 2002.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended October 31, 2002, the custodian fee of $677,000 includes $3,000 that was offset by this reduction, rather than paid in cash.






Financial Highlights (1)

                                                                              Income from investment operations(2)
                                                                                                             Net
                                                                         Net asset                 gains(losses)         Dividends
                                            value,            Net    on securities  Total from          (from net
                                         beginning     investment   (both realized  investment         investment     value, end
                                         of period   income (loss)  and unrealized) operations             income)     of period


Class A:
 Year ended 10/31/2002                      $19.04           $.34             $.07        $.41              ($.55)        $18.90
 Year ended 10/31/2001                       22.81            .47            (3.87)      (3.40)              (.37)         19.04
 Year ended 10/31/2000                       23.67            .42            (1.08)       (.66)              (.20)         22.81
 Period from 6/17/1999 to 10/31/1999         23.56            .16             (.05)        .11                  -          23.67
Class B:
 Year ended 10/31/2002                       18.82            .16              .09         .25               (.38)         18.69
 Year ended 10/31/2001                       22.71            .28            (3.85)      (3.57)              (.32)         18.82
 Period from 3/15/2000 to 10/31/2000         29.09            .20            (6.58)      (6.38)                 -          22.71
Class C:
 Year ended 10/31/2002                       18.76            .12              .12         .24               (.34)         18.66
 Period from 3/15/2001 to 10/31/2001         21.44            .09            (2.77)      (2.68)                 -          18.76
Class F:
 Year ended 10/31/2002                       18.98            .28              .12         .40               (.50)         18.88
 Period from 3/16/2001 to 10/31/2001         21.42            .21            (2.65)      (2.44)                 -          18.98
Class 529-A:
 Period from 2/19/2002 to 10/31/2002         21.19            .14            (2.44)      (2.30)                 -          18.89
Class 529-B:
 Period from 2/26/2002 to 10/31/2002         21.20            .02            (2.43)      (2.41)                 -          18.79
Class 529-C:
 Period from 2/25/2002 to 10/31/2002         21.15            .04            (2.40)      (2.36)                 -          18.79
Class 529-E:
 Period from 3/22/2002 to 10/31/2002         22.57            .10            (3.81)      (3.71)                 -          18.86
Class 529-F:
 Period from 9/17/2002 to 10/31/2002         19.44           - (3)            (.54)       (.54)                 -          18.90
Class R-1:
 Period from 6/11/2002 to 10/31/2002         22.44            .01            (3.60)      (3.59)                 -          18.85
Class R-2:
 Period from 6/7/2002 to 10/31/2002          22.37           (.02)           (3.49)      (3.51)                 -          18.86
Class R-3:
 Period from 6/6/2002 to 10/31/2002          22.41            .03            (3.48)      (3.45)                 -          18.96
Class R-4:
 Period from 10/7/2002 to 10/31/2002         18.21           - (3)             .69         .69                  -          18.90
Class R-5:
 Period from 5/15/2002 to 10/31/2002         23.05            .12            (4.24)      (4.12)                 -          18.93


                                                                                               Ratio of
                                                                         Ratio of            net income
                                           Net asset      Net assets,     expenses           (loss)
                                               Total    end of period        to average       to average
                                            return(4)    (in millions)       net assets       net assets
Class A:
 Year ended 10/31/2002                        1.95%           $1,071        1.34%           1.65%
 Year ended 10/31/2001                       (15.13)           1,053         1.29            2.15
 Year ended 10/31/2000                        (2.91)           1,279         1.35            1.61
 Period from 6/17/1999 to 10/31/1999            .47              739         1.46   (6)      1.83    (6)
Class B:
 Year ended 10/31/2002                         1.17               29         2.15             .78
 Year ended 10/31/2001                       (15.91)              20         2.13            1.32
 Period from 3/15/2000 to 10/31/2000         (21.93)              16         2.03   (6)       .93    (6)
Class C:
 Year ended 10/31/2002                         1.15               13         2.14             .61
 Period from 3/15/2001 to 10/31/2001         (12.50)               3         2.19   (6)       .69    (6)
Class F:
 Year ended 10/31/2002                         1.95               23         1.38            1.35
 Period from 3/16/2001 to 10/31/2001         (11.39)               3         1.40   (6)      1.62    (6)
Class 529-A:
 Period from 2/19/2002 to 10/31/2002         (10.85)               5         1.47   (6)       .99    (6)
Class 529-B:
 Period from 2/26/2002 to 10/31/2002         (11.37)               1         2.25   (6)       .14    (6)
Class 529-C:
 Period from 2/25/2002 to 10/31/2002         (11.16)               1         2.21   (6)       .26    (6)
Class 529-E:
 Period from 3/22/2002 to 10/31/2002         (16.44)               -         1.66   (6)       .78    (6)
Class 529-F:
 Period from 9/17/2002 to 10/31/2002          (2.78)            - (5)         .17               -    (8)
Class R-1:
 Period from 6/11/2002 to 10/31/2002         (16.00)            - (5)         .81   (7)       .06
Class R-2:
 Period from 6/7/2002 to 10/31/2002          (15.69)               1          .83   (7)      (.11)
Class R-3:
 Period from 6/6/2002 to 10/31/2002          (15.39)               1          .68   (7)       .13
Class R-4:
 Period from 10/7/2002 to 10/31/2002           3.79             - (5)         .09   (7)         -    (8)
Class R-5:
 Period from 5/15/2002 to 10/31/2002         (17.87)              27          .46             .62


Year ended October 31                                                                                     June 17 to
                                                             2002             2001        2000          October 31, 1999

Portfolio turnover rate for all classes of shares             32%              40%         30%                  1%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Period from June 17, 1999 to October 31, 1999 is based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(3) Amount less than one cent.
(4) Total returns exclude all sales charges, including contingent deferred sales charges.
(5) Amount less than 1 million.
(6) Annualized.
(7) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agency services. Had CRMC not paid such fees, expense ratios would have been 3.49%, 1.04%, .77% and .13% for Class R-1, Class R-2, Class R-3 and Class R-4, respectively. Such expense ratios are the result of higher expenses during the start-up period and are not indicative of expense ratios expected in the future.
(8) Amount less than .01 percent.



Independent auditors' report

To the Board of Directors and Shareholders of New World Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of New World Fund, Inc. (the "Fund"), including the investment portfolio, as of October 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the period June 17, 1999, commencement of operations, to October 31, 1999 and each of the three years in the period ended October 31, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of New World Fund, Inc. as of October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the period June 17, 1999, commencement of operations, to October 31, 1999 and each of the three years in the period ended October 31, 2002, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP
Los Angeles, California
December 3, 2002




Tax Information (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year.

The fund makes an election under the Internal Revenue Code Section 853 to pass through certain non-U.S. taxes paid by the fund to its shareholders as a foreign tax credit. The amount of foreign tax credit passed through to shareholders for the fiscal year ended October 31, 2002 is $2,836,000. Foreign source income earned by the fund for the fiscal year ended October 31, 2002 was $36,196,000. Shareholders are entitled to a foreign tax credit or an itemized deduction, at their discretion. Generally, it is more advantageous to claim a credit than to take a deduction.

Corporate shareholders may exclude up to 70% of qualifying dividends received during the year. For purposes of computing this exclusion, 9.5% of the dividends paid by the fund from net investment income represent qualifying dividends.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2003 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2002 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.

[logo - American Funds/SM/]              The right choice for the long term/SM/





New World Fund/SM/




 RETIREMENT PLAN
 PROSPECTUS

 January 1, 2003








TABLE OF CONTENTS
 1    Risk/Return Summary
 4    Fees and Expenses of the Fund
 5    Investment Objective, Strategies and Risks
 9    Management and Organization
11    Purchase, Exchange and Sale of Shares
13    Sales Charges
14    Sales Charge Reductions
15   Individual Retirement Account (IRA) Rollovers
16   Plans of Distribution
17    Distributions and Taxes
18    Financial Highlights






 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Risk/Return Summary

The fund seeks to make your investment grow over time by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The fund may also invest in debt securities of issuers, including issuers of lower rated bonds, with exposure to these countries.

The fund is designed for investors seeking capital appreciation. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. Your investment in the fund is subject to risks, including the possibility that the value of its investments may fluctuate in response to economic, political or social events in the U.S. or abroad. The prices of securities owned by the fund may be affected by events specifically involving the companies issuing those securities. The values of debt securities owned by the fund may be affected by changing interest rates and credit risk assessments. Lower quality or longer maturity bonds may be subject to greater price fluctuations than higher quality or shorter maturity bonds.

Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global political, social or economic instability, securities issued by entities based outside the U.S., particularly in countries with developing economies and/or markets, may be affected to a greater extent.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.


                                     1
                                                    New World Fund / Prospectus

HISTORICAL INVESTMENT RESULTS

The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.

[begin bar chart]
Calendar Year Total Returns for Class A Shares
(Results do not include a sales charge; if one were included, results would be lower.)

2000    -20.90%
2001    - 3.96%

[end bar chart]

Highest/lowest quarterly results during this time period were:

HIGHEST           15.38%  (quarter ended December 31, 2001)
LOWEST           -18.32%  (quarter ended September 30, 2001)


The total return for the nine months ended September 30, 2002 was -10.40%.


                                     2
New World Fund / Prospectus

Unlike the bar chart on the previous page, the Investment Results Table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the maximum initial sales charge imposed. Class A share results reflect the maximum initial sales charge of 5.75%. Sales charges are reduced for purchases of $25,000 or more. Results would be higher if calculated without a sales charge. All fund results reflect the reinvestment of dividends and capital gain distributions.

Since the fund's Class R shares were first available on May 15, 2002, comparable results for these classes are not available for the 2001 calendar year.

Unlike the Investment Results Table below, the Investment Results Table on page 7 reflects the fund's results calculated without a sales charge.

 INVESTMENT RESULTS TABLE (WITH MAXIMUM SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                                           ONE YEAR       LIFETIME/1/
-----------------------------------------------------------------------
 CLASS A - BEGAN 6/17/99                     -9.47%         -5.51%
 MSCI All Country World Free Index/2/       -15.91%         -6.82%
 MSCI Emerging Markets Free Index/3/         -2.37%         -8.14%


1 Lifetime results are as of the date Class A shares first became available.

2 The Morgan Stanley Capital International All Country World Free Index measures
 23 developed stock markets throughout the world (including the U.S.), as well as 26 emerging stock markets. This index includes eight markets with "free" indexes reflecting actual investment opportunities for global investors by taking into account local market restrictions on share ownership by foreign investors. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
3 The Morgan Stanley Capital International Emerging Markets Free Index measures
 26 emerging stock markets throughout the world. In determining whether a market is an emerging market, MSCI evaluates factors such as gross domestic product per capita; local government regulations that limit or ban foreign ownership; the regulatory environment; perceived investment risk; or a general perception by the investment community that the country should be classified as "emerging." This index includes eight markets with "free" indexes reflecting actual investment opportunities for global investors by taking into account local market restrictions on share ownership by foreign investors. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.


                                     3
                                                    New World Fund / Prospectus

Fees and Expenses of the Fund



 SHAREHOLDER FEES TABLE (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                CLASS A    ALL R SHARE CLASSES
-------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases       5.75%/1/         none
 (as a percentage of offering price)
-------------------------------------------------------------------------------
 Maximum sales charge imposed on reinvested       none            none
 dividends
-------------------------------------------------------------------------------
 Maximum deferred sales charge                    none            none
-------------------------------------------------------------------------------
 Redemption or exchange fees                      none            none



1 Sales charges are reduced or eliminated for purchases of $25,000 or more.



 ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)
                              CLASS A  R-1/1/  R-2/1/  R-3/1/  R-4/1/   R-5/1/
-------------------------------------------------------------------------------
 Management Fees               0.79%   0.79%   0.79%   0.79%   0.79%    0.79%
-------------------------------------------------------------------------------
 Distribution and/or Service   0.23%   1.00%   0.75%   0.50%   0.25%    none
 (12b-1) Fees/2/
-------------------------------------------------------------------------------
 Other Expenses/3/             0.32%   0.31%   0.51%   0.37%   0.29%    0.24%
-------------------------------------------------------------------------------
 Total Annual Fund Operating   1.34%   2.10%   2.05%   1.66%   1.33%    1.03%
 Expenses
-------------------------------------------------------------------------------



1 Based on estimated amounts for the current fiscal year.
2 Class A, R-2, R-3 and R-4 12b-1 fees may not exceed 0.30%, 1.00%, 0.75%, and
 0.50%, respectively, of the class' average net assets annually. Class R-1 fees will always be 1.00% of the class' average net assets annually.

3 A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:




                          ONE YEAR  THREE YEARS  FIVE YEARS   TEN YEARS
------------------------------------------------------------------------
 Class A/1/                 $704       $975        $1,267      $2,095
------------------------------------------------------------------------
 R-1                        $213       $658        $1,129      $2,431
------------------------------------------------------------------------
 R-2                        $208       $643        $1,103      $2,379
------------------------------------------------------------------------
 R-3                        $169       $523        $  902      $1,965
------------------------------------------------------------------------
 R-4                        $135       $421        $  729      $1,601
------------------------------------------------------------------------
 R-5                        $105       $328        $  569      $1,259
------------------------------------------------------------------------

1 Reflects the maximum initial sales charge in the first year.


                                     4
New World Fund / Prospectus

Investment Objective, Strategies and Risks

The fund's investment objective is long-term capital appreciation. The fund may invest in equity securities of any company, regardless of where it is based, if the fund's investment adviser determines that a significant portion of the company's assets or revenues (generally 20% or more) is attributable to developing countries. Under normal market conditions, the fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets. In addition, the fund may invest up to 25% of its assets in debt securities of issuers, including issuers of lower rated bonds and government bonds, primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries.

In determining whether a country is qualified, the fund will consider such factors as the country's per capita gross domestic product, the percentage of the country's economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. The fund's investment adviser will maintain a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina, Brazil, Chile, China, Colombia, Croatia, Czech Republic, Egypt, Hungary, India, Israel, Jordan, Malaysia, Mexico, Morocco, Panama, Peru, Philippines, Poland, Russia, South Africa, South Korea, Thailand, Turkey and Venezuela.

The prices of securities held by the fund may decline in response to certain events, including: those directly involving the companies whose securities are owned in the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. Smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies.

Investments in securities issued by entities based outside the U.S. may be subject to the risks described above to a greater extent and may also be affected by differing securities regulations, higher transaction costs, and administrative difficulties such as delays in clearing and settling portfolio transactions. Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely


                                     5
                                                    New World Fund / Prospectus
affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and potentially less liquid than securities issued in countries with more developed economies or markets.

The values of most debt securities held by the fund may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective in a period of rising market prices; conversely, it would reduce the fund's magnitude of loss in the event of a general market downturn and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek attractively priced securities that represent above average long-term growth opportunities. This can be accomplished through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes they no longer represent good long-term value.


                                     6
New World Fund / Prospectus

ADDITIONAL INVESTMENT RESULTS

Unlike the investment results table shown on an earlier page, the table below reflects the fund's results calculated without a sales charge.

 INVESTMENT RESULTS TABLE (WITHOUT SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                                           ONE YEAR       LIFETIME/1/
-----------------------------------------------------------------------
 CLASS A - BEGAN 6/17/99                     -3.96%         -3.27%
 MSCI All Country World Free Index/2/       -15.91%         -6.82%
 MSCI Emerging Markets Free Index/3/         -2.37%         -8.14%


1 Lifetime results are as of the date Class A shares first became available.

2 The Morgan Stanley Capital International All Country World Free Index measures
 23 developed stock markets throughout the world (including the U.S.), as well as 26 emerging stock markets. This index includes eight markets with "free" indexes reflecting actual investment opportunities for global investors by taking into account local market restrictions on share ownership by foreign investors. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
3 The Morgan Stanley Capital International Emerging Markets Free Index measures
 26 emerging stock markets throughout the world. In determining whether a market is an emerging market, MSCI evaluates factors such as gross domestic product per capita; local government regulations that limit or ban foreign ownership; the regulatory environment; perceived investment risk; or a general perception by the investment community that the country should be classified as "emerging." This index includes eight markets with "free" indexes reflecting actual investment opportunities for global investors by taking into account local market restrictions on share ownership by foreign investors. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.


                                     7
                                                    New World Fund / Prospectus

[begin pie chart]
Holdings by Industry as of October 21, 2002

Banks                                           8.26%
Beverages                                       6.78
Electronic Equipment & Instruments              6.03
Diversified Telecommunication Services          5.08
Wireless Telecommunication Services             4.17
Other Industries                               44.33
Bonds & Notes                                   9.61
Cash & Equivalents                             15.74
[end pie chart]



 LARGEST EQUITY HOLDINGS AS OF OCTOBER 31, 2002
                                        PERCENT OF NET ASSETS
--------------------------------------------------------------
 Cia. Vale do Rio Doce                          2.26%
--------------------------------------------------------------
 Fomento Economico Mexicano                     2.23
--------------------------------------------------------------
 Housing Development Finance                    1.88
--------------------------------------------------------------
 Samsung SDI                                    1.85
--------------------------------------------------------------
 Telekomunikasi Indonesia                       1.49
--------------------------------------------------------------
 Nestle                                         1.33
--------------------------------------------------------------
 Coca-Cola                                      1.25
--------------------------------------------------------------
 Avon Products                                  1.25
--------------------------------------------------------------
 Votorantim Celulose e Papel                    1.24
--------------------------------------------------------------
 Maxis Communications                           1.22
--------------------------------------------------------------




Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at www.americanfunds.com.


                                     8
New World Fund / Prospectus

Management and Organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears earlier in the Annual Fund Operating Expenses Table.


                                     9
                                                    New World Fund / Prospectus

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for New World Fund are:


 PORTFOLIO COUNSELOR/          PORTFOLIO COUNSELOR     PRIMARY TITLE WITH INVESTMENT ADVISER
 FUND TITLE (IF APPLICABLE)  EXPERIENCE IN THIS FUND   (OR AFFILIATE) AND INVESTMENT EXPERIENCE
--------------------------------------------------------------------------------------------------------
 ROBERT W. LOVELACE                  4 years           Chairman and Principal Executive Officer, Capital
 President, Principal                                  Research Company
 Executive Officer and
 Director                                              Investment professional for 18 years, all with
                                                       Capital Research and Management Company or
                                                       affiliate
--------------------------------------------------------------------------------------------------------
 MARK E. DENNING                     4 years           Director, Capital Research and Management Company
 Senior Vice President
                                                       Investment professional for 20 years, all with
                                                       Capital Research and Management Company or
                                                       affiliate

--------------------------------------------------------------------------------------------------------
 DAVID C. BARCLAY                    4 years           Senior Vice President and Director, Capital
 Vice President                                        Research and Management Company

                                                       Investment professional for 22 years in total;
                                                       15 years with Capital Research and Management
                                                       Company or affiliate
--------------------------------------------------------------------------------------------------------
 ALWYN HEONG                         4 years           Senior Vice President, Capital Research Company
 Vice President
                                                       Investment professional for 14 years in total;
                                                       10 years with Capital Research and Management
                                                       Company or affiliate

--------------------------------------------------------------------------------------------------------
 CARL M. KAWAJA                      4 years           Senior Vice President, Capital Research Company
 Vice President
                                                       Investment professional for 15 years in total;
                                                       12 years with Capital Research and Management
                                                       Company or affiliate

--------------------------------------------------------------------------------------------------------



                                     10
New World Fund / Prospectus

Purchase, Exchange and Sale of Shares

PURCHASES AND EXCHANGES

Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans, and CollegeAmerica accounts.

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other funds in The American Funds Group. Exchanges of Class A shares from money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM FLUCTUATIONS IN THE SECURITIES MARKETS. ACCORDINGLY, PURCHASES THAT ARE PART OF EXCHANGE ACTIVITY THAT THE FUND OR AMERICAN FUNDS DISTRIBUTORS HAS DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND MAY BE REJECTED.

THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS DISTRIBUTORS, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR PERSONS ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR IF IT BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.


                                     11
                                                    New World Fund / Prospectus

SALES

Please contact your plan administrator or recordkeeper.

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset values, each day the New York Stock Exchange is open, as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares), or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.


                                     12
New World Fund / Prospectus

Sales Charges

CLASS A SHARES

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be deducted directly from your investment.


                                       SALES CHARGE AS A
                                         PERCENTAGE OF
                                                                DEALER
                                                   NET        COMMISSION
                                       OFFERING   AMOUNT       AS % OF
 INVESTMENT                             PRICE    INVESTED   OFFERING PRICE
---------------------------------------------------------------------------
 Less than $25,000                      5.75%     6.10%            5.00%
---------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00%     5.26%            4.25%
---------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50%     4.71%            3.75%
---------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50%     3.63%            2.75%
---------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50%     2.56%            2.00%
---------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00%     2.04%            1.60%
---------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50%     1.52%            1.20%
---------------------------------------------------------------------------
 $1 million or more and certain other   none      none        see below
  investments described below
---------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

Employer-sponsored defined contribution-type plans, including certain 403(b) plans, investing $1 million or more or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge. Also exempt are investments made through accounts that purchased fund shares before March 15, 2001 and are part of certain qualified fee-based programs. The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its Plans of Distribution (see below).

Certain other investors may qualify to purchase shares without a sales charge, such as employees of broker-dealer firms and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies. Please see the statement of additional information for more information.

CLASS R SHARES

Class R shares are sold with no initial or deferred sales charges. The distributor will pay dealers annually, asset-based compensation of 1.00% for sales of Class R-1 shares, 0.75% for Class R-2 shares, 0.50% for Class R-3 shares, and 0.25% for Class R-4


                                     13
                                                    New World Fund / Prospectus
shares. No dealer compensation is paid on sales of Class R-5 shares. The fund may reimburse the distributor for these payments through its Plans of Distribution (see below).

Sales Charge Reductions

Class A sales charges may be reduced in the following ways:

CONCURRENT PURCHASES

Simultaneous purchases of any class of shares of two or more American Funds may be combined to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

RIGHTS OF ACCUMULATION

The current value (or if greater, the amount invested less any withdrawals) of existing holdings in any class of shares of the American Funds may be taken into account to determine Class A sales charges. Direct purchases of money market funds are excluded.

STATEMENT OF INTENTION

Class A sales charges may be reduced by establishing a Statement of Intention. A Statement of Intention allows all non-money market fund purchases of all share classes intended to be made over a 13-month period to be combined in order to determine the applicable sales charge. At the request of a plan, purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of the account may be held in escrow to cover additional Class A sales charges which may be due if total investments over the 13-month period do not qualify for the applicable sales charge reduction.


                                     14
New World Fund / Prospectus

Individual Retirement Account (IRA) Rollovers

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information covering these share classes.

An IRA rollover involving retirement plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in:
 . Class A shares at net asset value;
 . Class A shares subject to the applicable initial sales charge;
 . Class B shares;
 . Class C shares; or
 . Class F shares

Retirement plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.

Retirement plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees. Dealer commissions on such assets will be paid only on rollovers of $1 million or more.


                                     15
                                                    New World Fund / Prospectus

Plans of Distribution

The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for annual expenses of up to 0.30% for Class A shares, 1.00% for Class R-1 shares, and up to 1.00%, 0.75% and 0.50% for Class R-2, R-3 and R-4 shares, respectively. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier in the Annual Fund Operating Expenses Table. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.


                                     16
New World Fund / Prospectus

Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in December. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will automatically be reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to retirement plan accounts currently are not taxable.

TAXES ON TRANSACTIONS

Distributions taken from a retirement plan account generally are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR FURTHER INFORMATION.


                                     17
                                                    New World Fund / Prospectus

Financial Highlights/1/

The financial highlights table is intended to help you understand the fund's results. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.




                                                   INCOME FROM INVESTMENT OPERATIONS/2/
                                                                     Net
                                                                gains (losses)
                                      Net asset                 on securities               Dividends
                                       value,         Net       (both realized  Total from  (from net     Net asset
                                      beginning   investment         and        investment  investment  value, end of    Total
                                      of period  income (loss)   unrealized)    operations   income)       period      return/3/
----------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 10/31/2002                  $19.04       $.34           $  .07        $  .41       $(.55)       $18.90         1.95%
Year ended 10/31/2001                   22.81        .47            (3.87)        (3.40)       (.37)        19.04       (15.13)
Year ended 10/31/2000                   23.67        .42            (1.08)         (.66)       (.20)        22.81        (2.91)
Period from 6/17/1999 to 10/31/1999     23.56        .16             (.05)          .11           -         23.67          .47
----------------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Period from 6/11/2002 to 10/31/2002     22.44        .01            (3.60)        (3.59)          -         18.85       (16.00)
----------------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
Period from 6/7/2002 to 10/31/2002      22.37       (.02 )          (3.49)        (3.51)          -         18.86       (15.69)
----------------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
Period from 6/6/2002 to 10/31/2002      22.41        .03            (3.48)        (3.45)          -         18.96       (15.39)
----------------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
Period from 10/7/2002 to 10/31/2002     18.21          -/7/           .69           .69           -         18.90         3.79
----------------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
 Period from 5/15/2002 to 10/31/2002    23.05        .12            (4.24)        (4.12)          -         18.93       (17.87)



                                       Net assets,    Ratio of      Ratio of net
                                         end of      expenses to   income (loss)
                                         period      average net   to average net
                                      (in millions)    assets          assets
----------------------------------------------------------------------------------
CLASS A:
Year ended 10/31/2002                    $1,071        1.34 %          1.65 %
Year ended 10/31/2001                     1,053        1.29            2.15
Year ended 10/31/2000                     1,279        1.35            1.61
Period from 6/17/1999 to 10/31/1999         739        1.46/4/         1.83/4/
----------------------------------------------------------------------------------
CLASS R-1:
Period from 6/11/2002 to 10/31/2002           -/5/      .81/6/          .06
----------------------------------------------------------------------------------
CLASS R-2:
Period from 6/7/2002 to 10/31/2002            1         .83/6/         (.11 )
----------------------------------------------------------------------------------
CLASS R-3:
Period from 6/6/2002 to 10/31/2002            1         .68/6/          .13
----------------------------------------------------------------------------------
CLASS R-4:
Period from 10/7/2002 to 10/31/2002           -/5/      .09/6/           -///8/
----------------------------------------------------------------------------------
CLASS R-5:
 Period from 5/15/2002 to 10/31/2002         27         .46             .62


New World Fund / Prospectus

                                YEAR ENDED OCTOBER 31           JUNE 17 TO OCTOBER 31
                           2002         2001         2000               1999
--------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES        32%          40%          30%                1%
OF SHARES



1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Period from June 17, 1999 to October 31, 1999 is based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
3 Total returns exclude all sales charges, including contingent deferred sales charges.
4 Annualized.
5 Amount less than 1 million.
6 During the start-up period for this class, Capital Research and Management
 Company voluntarily agreed to pay a portion of the fees relating to transfer agency services. Had Capital Research and Management Company not paid such fees, expense ratios would have been 3.49%, 1.04%, .77% and .13% for Class R-1, Class R-2, Class R-3 and Class R-4, respectively. Such expense ratios are the result of higher expenses during the start-up period and are not indicative of expense ratios expected in the future.
7 Amount less than one cent.
8 Amount less than .01 percent.
                                                    New World Fund / Prospectus

NOTES


                                     20
New World Fund / Prospectus

NOTES


                                     21
                                                    New World Fund / Prospectus

[logo - American Funds/SM/]              The right choice for the long term/SM/



          FOR SHAREHOLDER SERVICES          American Funds Service Company
                                            800/421-0180
          FOR RETIREMENT PLAN SERVICES      Call your employer or plan administrator
          FOR DEALER SERVICES               American Funds Distributors
                                            800/421-9900
          FOR 24-HOUR INFORMATION           American FundsLine(R)
                                            800/325-3590
                                            American FundsLine OnLine(R)
                                            www.americanfunds.com
         Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS The shareholder reports contain additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The Retirement Plan SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

If you would like to receive individual copies of these documents, or a free copy of the Retirement Plan SAI or Codes of Ethics, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los Angeles, California 90071.


[recycle bug]
Printed on recycled paper                  Investment Company File No. 811-9105
RPNWF-010-0103/MC
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds      Capital Research and Management     Capital International      Capital Guardian      Capital Bank and Trust

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
FOR THE FUND.

/s/ VINCENT P. CORTI
    VINCENT P. CORTI
    SECRETARY

[logo - American Funds/SM/]              The right choice for the long term/SM/





New World Fund/SM/




 RETIREMENT PLAN
 PROSPECTUS

 January 1, 2003








TABLE OF CONTENTS
 1    Risk/Return Summary
 4    Fees and Expenses of the Fund
 5    Investment Objective, Strategies and Risks
 9    Management and Organization
11    Purchase, Exchange and Sale of Shares
13    Sales Charges
14    Sales Charge Reductions
15   Individual Retirement Account (IRA) Rollovers
16   Plans of Distribution
17    Distributions and Taxes
18    Financial Highlights






 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Risk/Return Summary

The fund seeks to make your investment grow over time by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The fund may also invest in debt securities of issuers, including issuers of lower rated bonds, with exposure to these countries.

The fund is designed for investors seeking capital appreciation. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. Your investment in the fund is subject to risks, including the possibility that the value of its investments may fluctuate in response to economic, political or social events in the U.S. or abroad. The prices of securities owned by the fund may be affected by events specifically involving the companies issuing those securities. The values of debt securities owned by the fund may be affected by changing interest rates and credit risk assessments. Lower quality or longer maturity bonds may be subject to greater price fluctuations than higher quality or shorter maturity bonds.

Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global political, social or economic instability, securities issued by entities based outside the U.S., particularly in countries with developing economies and/or markets, may be affected to a greater extent.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.


                                     1
                                                    New World Fund / Prospectus

HISTORICAL INVESTMENT RESULTS

The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.

[begin bar chart]
Calendar Year Total Returns for Class A Shares
(Results do not include a sales charge; if one were included, results would be lower.)

2000    -20.90%
2001    - 3.96%

[end bar chart]

Highest/lowest quarterly results during this time period were:

HIGHEST           15.38%  (quarter ended December 31, 2001)
LOWEST           -18.32%  (quarter ended September 30, 2001)


The total return for the nine months ended September 30, 2002 was -10.40%.


                                     2
New World Fund / Prospectus

Unlike the bar chart on the previous page, the Investment Results Table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the maximum initial sales charge imposed. Class A share results reflect the maximum initial sales charge of 5.75%. Sales charges are reduced for purchases of $25,000 or more. Results would be higher if calculated without a sales charge. All fund results reflect the reinvestment of dividends and capital gain distributions.

Since the fund's Class R shares were first available on May 15, 2002, comparable results for these classes are not available for the 2001 calendar year.

Unlike the Investment Results Table below, the Investment Results Table on page 7 reflects the fund's results calculated without a sales charge.

 INVESTMENT RESULTS TABLE (WITH MAXIMUM SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                                           ONE YEAR       LIFETIME/1/
-----------------------------------------------------------------------
 CLASS A - BEGAN 6/17/99                     -9.47%         -5.51%
 MSCI All Country World Free Index/2/       -15.91%         -6.82%
 MSCI Emerging Markets Free Index/3/         -2.37%         -8.14%


1 Lifetime results are as of the date Class A shares first became available.

2 The Morgan Stanley Capital International All Country World Free Index measures
 23 developed stock markets throughout the world (including the U.S.), as well as 26 emerging stock markets. This index includes eight markets with "free" indexes reflecting actual investment opportunities for global investors by taking into account local market restrictions on share ownership by foreign investors. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
3 The Morgan Stanley Capital International Emerging Markets Free Index measures
 26 emerging stock markets throughout the world. In determining whether a market is an emerging market, MSCI evaluates factors such as gross domestic product per capita; local government regulations that limit or ban foreign ownership; the regulatory environment; perceived investment risk; or a general perception by the investment community that the country should be classified as "emerging." This index includes eight markets with "free" indexes reflecting actual investment opportunities for global investors by taking into account local market restrictions on share ownership by foreign investors. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.


                                     3
                                                    New World Fund / Prospectus

Fees and Expenses of the Fund



 SHAREHOLDER FEES TABLE (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                CLASS A    ALL R SHARE CLASSES
-------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases       5.75%/1/         none
 (as a percentage of offering price)
-------------------------------------------------------------------------------
 Maximum sales charge imposed on reinvested       none            none
 dividends
-------------------------------------------------------------------------------
 Maximum deferred sales charge                    none            none
-------------------------------------------------------------------------------
 Redemption or exchange fees                      none            none



1 Sales charges are reduced or eliminated for purchases of $25,000 or more.



 ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)
                              CLASS A  R-1/1/  R-2/1/  R-3/1/  R-4/1/   R-5/1/
-------------------------------------------------------------------------------
 Management Fees               0.79%   0.79%   0.79%   0.79%   0.79%    0.79%
-------------------------------------------------------------------------------
 Distribution and/or Service   0.23%   1.00%   0.75%   0.50%   0.25%    none
 (12b-1) Fees/2/
-------------------------------------------------------------------------------
 Other Expenses/3/             0.32%   0.31%   0.51%   0.37%   0.29%    0.24%
-------------------------------------------------------------------------------
 Total Annual Fund Operating   1.34%   2.10%   2.05%   1.66%   1.33%    1.03%
 Expenses
-------------------------------------------------------------------------------



1 Based on estimated amounts for the current fiscal year.
2 Class A, R-2, R-3 and R-4 12b-1 fees may not exceed 0.30%, 1.00%, 0.75%, and
 0.50%, respectively, of the class' average net assets annually. Class R-1 fees will always be 1.00% of the class' average net assets annually.

3 A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:




                          ONE YEAR  THREE YEARS  FIVE YEARS   TEN YEARS
------------------------------------------------------------------------
 Class A/1/                 $704       $975        $1,267      $2,095
------------------------------------------------------------------------
 R-1                        $213       $658        $1,129      $2,431
------------------------------------------------------------------------
 R-2                        $208       $643        $1,103      $2,379
------------------------------------------------------------------------
 R-3                        $169       $523        $  902      $1,965
------------------------------------------------------------------------
 R-4                        $135       $421        $  729      $1,601
------------------------------------------------------------------------
 R-5                        $105       $328        $  569      $1,259
------------------------------------------------------------------------

1 Reflects the maximum initial sales charge in the first year.


                                     4
New World Fund / Prospectus

Investment Objective, Strategies and Risks

The fund's investment objective is long-term capital appreciation. The fund may invest in equity securities of any company, regardless of where it is based, if the fund's investment adviser determines that a significant portion of the company's assets or revenues (generally 20% or more) is attributable to developing countries. Under normal market conditions, the fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets. In addition, the fund may invest up to 25% of its assets in debt securities of issuers, including issuers of lower rated bonds and government bonds, primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries.

In determining whether a country is qualified, the fund will consider such factors as the country's per capita gross domestic product, the percentage of the country's economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. The fund's investment adviser will maintain a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina, Brazil, Chile, China, Colombia, Croatia, Czech Republic, Egypt, Hungary, India, Israel, Jordan, Malaysia, Mexico, Morocco, Panama, Peru, Philippines, Poland, Russia, South Africa, South Korea, Thailand, Turkey and Venezuela.

The prices of securities held by the fund may decline in response to certain events, including: those directly involving the companies whose securities are owned in the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. Smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies.

Investments in securities issued by entities based outside the U.S. may be subject to the risks described above to a greater extent and may also be affected by differing securities regulations, higher transaction costs, and administrative difficulties such as delays in clearing and settling portfolio transactions. Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely


                                     5
                                                    New World Fund / Prospectus
affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and potentially less liquid than securities issued in countries with more developed economies or markets.

The values of most debt securities held by the fund may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective in a period of rising market prices; conversely, it would reduce the fund's magnitude of loss in the event of a general market downturn and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek attractively priced securities that represent above average long-term growth opportunities. This can be accomplished through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes they no longer represent good long-term value.


                                     6
New World Fund / Prospectus

ADDITIONAL INVESTMENT RESULTS

Unlike the investment results table shown on an earlier page, the table below reflects the fund's results calculated without a sales charge.

 INVESTMENT RESULTS TABLE (WITHOUT SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                                           ONE YEAR       LIFETIME/1/
-----------------------------------------------------------------------
 CLASS A - BEGAN 6/17/99                     -3.96%         -3.27%
 MSCI All Country World Free Index/2/       -15.91%         -6.82%
 MSCI Emerging Markets Free Index/3/         -2.37%         -8.14%


1 Lifetime results are as of the date Class A shares first became available.

2 The Morgan Stanley Capital International All Country World Free Index measures
 23 developed stock markets throughout the world (including the U.S.), as well as 26 emerging stock markets. This index includes eight markets with "free" indexes reflecting actual investment opportunities for global investors by taking into account local market restrictions on share ownership by foreign investors. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
3 The Morgan Stanley Capital International Emerging Markets Free Index measures
 26 emerging stock markets throughout the world. In determining whether a market is an emerging market, MSCI evaluates factors such as gross domestic product per capita; local government regulations that limit or ban foreign ownership; the regulatory environment; perceived investment risk; or a general perception by the investment community that the country should be classified as "emerging." This index includes eight markets with "free" indexes reflecting actual investment opportunities for global investors by taking into account local market restrictions on share ownership by foreign investors. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.


                                     7
                                                    New World Fund / Prospectus

[begin pie chart]
Holdings by Industry as of October 21, 2002

Banks                                           8.26%
Beverages                                       6.78
Electronic Equipment & Instruments              6.03
Diversified Telecommunication Services          5.08
Wireless Telecommunication Services             4.17
Other Industries                               44.33
Bonds & Notes                                   9.61
Cash & Equivalents                             15.74
[end pie chart]



 LARGEST EQUITY HOLDINGS AS OF OCTOBER 31, 2002
                                        PERCENT OF NET ASSETS
--------------------------------------------------------------
 Cia. Vale do Rio Doce                          2.26%
--------------------------------------------------------------
 Fomento Economico Mexicano                     2.23
--------------------------------------------------------------
 Housing Development Finance                    1.88
--------------------------------------------------------------
 Samsung SDI                                    1.85
--------------------------------------------------------------
 Telekomunikasi Indonesia                       1.49
--------------------------------------------------------------
 Nestle                                         1.33
--------------------------------------------------------------
 Coca-Cola                                      1.25
--------------------------------------------------------------
 Avon Products                                  1.25
--------------------------------------------------------------
 Votorantim Celulose e Papel                    1.24
--------------------------------------------------------------
 Maxis Communications                           1.22
--------------------------------------------------------------




Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at www.americanfunds.com.


                                     8
New World Fund / Prospectus

Management and Organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears earlier in the Annual Fund Operating Expenses Table.


                                     9
                                                    New World Fund / Prospectus

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for New World Fund are:


 PORTFOLIO COUNSELOR/          PORTFOLIO COUNSELOR     PRIMARY TITLE WITH INVESTMENT ADVISER
 FUND TITLE (IF APPLICABLE)  EXPERIENCE IN THIS FUND   (OR AFFILIATE) AND INVESTMENT EXPERIENCE
--------------------------------------------------------------------------------------------------------
 ROBERT W. LOVELACE                  4 years           Chairman and Principal Executive Officer, Capital
 President, Principal                                  Research Company
 Executive Officer and
 Director                                              Investment professional for 18 years, all with
                                                       Capital Research and Management Company or
                                                       affiliate
--------------------------------------------------------------------------------------------------------
 MARK E. DENNING                     4 years           Director, Capital Research and Management Company
 Senior Vice President
                                                       Investment professional for 20 years, all with
                                                       Capital Research and Management Company or
                                                       affiliate

--------------------------------------------------------------------------------------------------------
 DAVID C. BARCLAY                    4 years           Senior Vice President and Director, Capital
 Vice President                                        Research and Management Company

                                                       Investment professional for 22 years in total;
                                                       15 years with Capital Research and Management
                                                       Company or affiliate
--------------------------------------------------------------------------------------------------------
 ALWYN HEONG                         4 years           Senior Vice President, Capital Research Company
 Vice President
                                                       Investment professional for 14 years in total;
                                                       10 years with Capital Research and Management
                                                       Company or affiliate

--------------------------------------------------------------------------------------------------------
 CARL M. KAWAJA                      4 years           Senior Vice President, Capital Research Company
 Vice President
                                                       Investment professional for 15 years in total;
                                                       12 years with Capital Research and Management
                                                       Company or affiliate

--------------------------------------------------------------------------------------------------------



                                     10
New World Fund / Prospectus

Purchase, Exchange and Sale of Shares

PURCHASES AND EXCHANGES

Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans, and CollegeAmerica accounts.

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other funds in The American Funds Group. Exchanges of Class A shares from money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM FLUCTUATIONS IN THE SECURITIES MARKETS. ACCORDINGLY, PURCHASES THAT ARE PART OF EXCHANGE ACTIVITY THAT THE FUND OR AMERICAN FUNDS DISTRIBUTORS HAS DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND MAY BE REJECTED.

THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS DISTRIBUTORS, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR PERSONS ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR IF IT BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.


                                     11
                                                    New World Fund / Prospectus

SALES

Please contact your plan administrator or recordkeeper.

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset values, each day the New York Stock Exchange is open, as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares), or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.


                                     12
New World Fund / Prospectus

Sales Charges

CLASS A SHARES

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be deducted directly from your investment.


                                        SALES CHARGE AS A
                                         PERCENTAGE OF
                                                                DEALER
                                                   NET        COMMISSION
                                       OFFERING   AMOUNT       AS % OF
 INVESTMENT                             PRICE    INVESTED   OFFERING PRICE
---------------------------------------------------------------------------
 Less than $25,000                      5.75%     6.10%            5.00%
---------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00%     5.26%            4.25%
---------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50%     4.71%            3.75%
---------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50%     3.63%            2.75%
---------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50%     2.56%            2.00%
---------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00%     2.04%            1.60%
---------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50%     1.52%            1.20%
---------------------------------------------------------------------------
 $1 million or more and certain other   none      none        see below
  investments described below
---------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

Employer-sponsored defined contribution-type plans, including certain 403(b) plans, investing $1 million or more or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge. Also exempt are investments made through accounts that purchased fund shares before March 15, 2001 and are part of certain qualified fee-based programs. The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its Plans of Distribution (see below).

Certain other investors may qualify to purchase shares without a sales charge, such as employees of broker-dealer firms and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies. Please see the statement of additional information for more information.

CLASS R SHARES

Class R shares are sold with no initial or deferred sales charges. The distributor will pay dealers annually, asset-based compensation of 1.00% for sales of Class R-1 shares, 0.75% for Class R-2 shares, 0.50% for Class R-3 shares, and 0.25% for Class R-4


                                     13
                                                    New World Fund / Prospectus
shares. No dealer compensation is paid on sales of Class R-5 shares. The fund may reimburse the distributor for these payments through its Plans of Distribution (see below).

Sales Charge Reductions

Class A sales charges may be reduced in the following ways:

CONCURRENT PURCHASES

Simultaneous purchases of any class of shares of two or more American Funds may be combined to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

RIGHTS OF ACCUMULATION

The current value (or if greater, the amount invested less any withdrawals) of existing holdings in any class of shares of the American Funds may be taken into account to determine Class A sales charges. Direct purchases of money market funds are excluded.

STATEMENT OF INTENTION

Class A sales charges may be reduced by establishing a Statement of Intention. A Statement of Intention allows all non-money market fund purchases of all share classes intended to be made over a 13-month period to be combined in order to determine the applicable sales charge. At the request of a plan, purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of the account may be held in escrow to cover additional Class A sales charges which may be due if total investments over the 13-month period do not qualify for the applicable sales charge reduction.


                                     14
New World Fund / Prospectus

Individual Retirement Account (IRA) Rollovers

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information covering these share classes.

An IRA rollover involving retirement plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in:
 . Class A shares at net asset value;
 . Class A shares subject to the applicable initial sales charge;
 . Class B shares;
 . Class C shares; or
 . Class F shares

Retirement plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.

Retirement plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees. Dealer commissions on such assets will be paid only on rollovers of $1 million or more.


                                     15
                                                    New World Fund / Prospectus

Plans of Distribution

The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for annual expenses of up to 0.30% for Class A shares, 1.00% for Class R-1 shares, and up to 1.00%, 0.75% and 0.50% for Class R-2, R-3 and R-4 shares, respectively. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier in the Annual Fund Operating Expenses Table. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.


                                     16
New World Fund / Prospectus

Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in December. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will automatically be reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to retirement plan accounts currently are not taxable.

TAXES ON TRANSACTIONS

Distributions taken from a retirement plan account generally are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR FURTHER INFORMATION.


                                     17
                                                    New World Fund / Prospectus

Financial Highlights/1/

The financial highlights table is intended to help you understand the fund's results. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.




                                                   INCOME FROM INVESTMENT OPERATIONS/2/
                                                                     Net
                                                                gains (losses)
                                      Net asset                 on securities               Dividends
                                       value,         Net       (both realized  Total from  (from net     Net asset
                                      beginning   investment         and        investment  investment  value, end of    Total
                                      of period  income (loss)   unrealized)    operations   income)       period      return/3/
----------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 10/31/2002                  $19.04       $.34           $  .07        $  .41       $(.55)       $18.90         1.95%
Year ended 10/31/2001                   22.81        .47            (3.87)        (3.40)       (.37)        19.04       (15.13)
Year ended 10/31/2000                   23.67        .42            (1.08)         (.66)       (.20)        22.81        (2.91)
Period from 6/17/1999 to 10/31/1999     23.56        .16             (.05)          .11           -         23.67          .47
----------------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Period from 6/11/2002 to 10/31/2002     22.44        .01            (3.60)        (3.59)          -         18.85       (16.00)
----------------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
Period from 6/7/2002 to 10/31/2002      22.37       (.02 )          (3.49)        (3.51)          -         18.86       (15.69)
----------------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
Period from 6/6/2002 to 10/31/2002      22.41        .03            (3.48)        (3.45)          -         18.96       (15.39)
----------------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
Period from 10/7/2002 to 10/31/2002     18.21          -/7/           .69           .69           -         18.90         3.79
----------------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
 Period from 5/15/2002 to 10/31/2002    23.05        .12            (4.24)        (4.12)          -         18.93       (17.87)



                                       Net assets,    Ratio of      Ratio of net
                                         end of      expenses to   income (loss)
                                         period      average net   to average net
                                      (in millions)    assets          assets
----------------------------------------------------------------------------------
CLASS A:
Year ended 10/31/2002                    $1,071        1.34 %          1.65 %
Year ended 10/31/2001                     1,053        1.29            2.15
Year ended 10/31/2000                     1,279        1.35            1.61
Period from 6/17/1999 to 10/31/1999         739        1.46/4/         1.83/4/
----------------------------------------------------------------------------------
CLASS R-1:
Period from 6/11/2002 to 10/31/2002           -/5/      .81/6/          .06
----------------------------------------------------------------------------------
CLASS R-2:
Period from 6/7/2002 to 10/31/2002            1         .83/6/         (.11 )
----------------------------------------------------------------------------------
CLASS R-3:
Period from 6/6/2002 to 10/31/2002            1         .68/6/          .13
----------------------------------------------------------------------------------
CLASS R-4:
Period from 10/7/2002 to 10/31/2002           -/5/      .09/6/           -///8/
----------------------------------------------------------------------------------
CLASS R-5:
 Period from 5/15/2002 to 10/31/2002         27         .46             .62


New World Fund / Prospectus

                                YEAR ENDED OCTOBER 31           JUNE 17 TO OCTOBER 31
                           2002         2001         2000               1999
--------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES        32%          40%          30%                1%
OF SHARES



1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Period from June 17, 1999 to October 31, 1999 is based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
3 Total returns exclude all sales charges, including contingent deferred sales charges.
4 Annualized.
5 Amount less than 1 million.
6 During the start-up period for this class, Capital Research and Management
 Company voluntarily agreed to pay a portion of the fees relating to transfer agency services. Had Capital Research and Management Company not paid such fees, expense ratios would have been 3.49%, 1.04%, .77% and .13% for Class R-1, Class R-2, Class R-3 and Class R-4, respectively. Such expense ratios are the result of higher expenses during the start-up period and are not indicative of expense ratios expected in the future.
7 Amount less than one cent.
8 Amount less than .01 percent.
                                                    New World Fund / Prospectus

NOTES


                                     20
New World Fund / Prospectus

NOTES


                                     21
                                                    New World Fund / Prospectus

[logo - American Funds/SM/]              The right choice for the long term/SM/



          FOR SHAREHOLDER SERVICES          American Funds Service Company
                                            800/421-0180
          FOR RETIREMENT PLAN SERVICES      Call your employer or plan administrator
          FOR DEALER SERVICES               American Funds Distributors
                                            800/421-9900
          FOR 24-HOUR INFORMATION           American FundsLine(R)
                                            800/325-3590
                                            American FundsLine OnLine(R)
                                            www.americanfunds.com
         Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS The shareholder reports contain additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The Retirement Plan SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

If you would like to receive individual copies of these documents, or a free copy of the Retirement Plan SAI or Codes of Ethics, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los Angeles, California 90071.


[recycle bug]
Printed on recycled paper                  Investment Company File No. 811-9105
RPNWF-010-0103/MC
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds      Capital Research and Management     Capital International      Capital Guardian      Capital Bank and Trust

                              NEW WORLD FUND, INC.

                                     Part B
                                Retirement Plan
                      Statement of Additional Information

                                January 1, 2003


This document is not a prospectus but should be read in conjunction with the current Retirement Plan Prospectus of New World Fund, Inc. (the "fund" or "NWF") dated January 1, 2003. The prospectus may be obtained from your investment dealer or financial adviser or by writing to the fund at the following address:


                              New World Fund, Inc.
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                 (213) 486-9200

                               TABLE OF CONTENTS


Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        8
Management of the Fund. . . . . . . . . . . . . . . . . . . . . . .       10
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       22
Purchase, Exchange and Sale of Shares . . . . . . . . . . . . . . .       26
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       29
Class A Sales Charge Reductions . . . . . . . . . . . . . . . . . .       31
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       33
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       33
Shareholder Account Services and Privileges . . . . . . . . . . . .       35
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       36
General Information . . . . . . . . . . . . . . . . . . . . . . . .       36
Class A Share Investment Results and Related Statistics . . . . . .       38
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       40
Financial Statements



                            New World Fund - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


GENERAL

..    The fund will invest at least 35% of its assets in equity and debt securities of companies based primarily in qualified countries with developing economies and/or markets.

EQUITY SECURITIES

..    The fund may invest its assets in equity securities of any company, regardless of where it is based, if the fund's investment adviser determines that a significant portion of its assets or revenues (generally 20% of more) is attributable to developing countries.

DEBT SECURITIES

..    The fund may invest up to 25% of its assets in straight debt securities
     (i.e., not convertible into equity) of issuers, including government issuers, primarily based in qualified countries with developing economies and/or markets, or issuers that the fund's investment adviser determines have a significant portion of their assets or revenues (generally 20% or more) attributable to developing countries. The fund will generally purchase debt securities considered consistent with its objective of long-term capital appreciation.

..    The fund may invest up to 25% of its assets in straight debt securities rated Ba or below by Moody's Investors Service, Inc. ("Moody's") or BB or below by Standard & Poor's Corporation ("S&P") or unrated but determined to be of equivalent quality.

                      *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objective, Strategies and Risks."


EQUITY SECURITIES - Equity securities represent an ownership position in a company. These securities may include common stocks and securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions.


INVESTING IN SMALLER CAPITALIZATION STOCKS - The fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $1.5 billion at the time of purchase). The Investment Adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in

                            New World Fund - Page 2
smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.


INVESTING IN VARIOUS COUNTRIES - Investing outside the U.S. may involve special risks, caused by, among other things: currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political, and social conditions; expropriation or confiscatory taxation; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of the Investment Adviser, investing outside the U.S. also can reduce certain portfolio risks due to greater diversification opportunities.


The risks described above are potentially heightened in connection with investments in developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may invest in securities of issuers in developing countries only to a limited extent.


In determining where an issuer of a security is based, the Investment Adviser may consider such factors as where the company is legally organized, maintains its principal corporate offices, and/ or conduct its principal operations.


Additional costs could be incurred in connection with the fund's investment activities outside the U.S. Brokerage commissions may be higher outside the U.S., and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with the maintenance of assets in certain jurisdictions.


CERTAIN RISK FACTORS RELATED TO DEVELOPING COUNTRIES

     CURRENCY FLUCTUATIONS - The fund's investments may be valued in currencies other than the U.S. dollar. Certain developing countries' currencies have experienced and may in the future experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the fund's securities holdings would generally depreciate and vice versa. Consistent with its investment objective, the fund can engage in certain currency transactions to hedge against currency fluctuations. See "Currency Transactions" below.

     GOVERNMENT REGULATION - The political, economic and social structures of certain developing countries may be more volatile and less developed than those in the U.S. Certain developing countries lack uniform accounting, auditing and financial reporting standards, have less governmental supervision of financial markets than in the U.S., and

                            New World Fund - Page 3
     do not honor legal rights enjoyed in the U.S. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies.

     Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing market countries. While the fund will only invest in markets where these restrictions are considered acceptable, a country could impose new or additional repatriation restrictions after the fund's investment. If this happened, the fund's response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the fund's liquidity needs and all other positive and negative factors. Further, some attractive equity securities may not be available to the fund because foreign shareholders hold the maximum amount legally permissible.

     While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, or creation of government monopolies to the possible detriment of the fund's investments.

     LESS DEVELOPED SECURITIES MARKETS - Developing countries may have less well-developed securities markets and exchanges. They have lower trading volumes than the securities markets of more developed countries. These markets may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries, and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

     SETTLEMENT RISKS - Settlement systems in developing countries are generally less well organized than developed markets. Supervisory authorities may also be unable to apply standards comparable with those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the fund may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the "counterparty") through whom the transaction is effected might cause the fund to suffer a loss. The fund will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the fund will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the substance or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the fund.

     INVESTOR INFORMATION - The fund may encounter problems assessing investment opportunities in certain developing securities markets in light of limitations on available infor-

                            New World Fund - Page 4
     mation and different accounting, auditing and financial reporting standards. In such circumstances, the fund's investment adviser will seek alternative sources of information, and to the extent the investment adviser may not be satisfied with the sufficiency of the information obtained with respect to a particular market or security, the fund will not invest in such market or security.

     TAXATION - Taxation of dividends and capital gains received by non-residents varies among developing countries and, in some cases, is comparatively high. In addition, developing countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the fund could in the future become subject to local tax liability that it had not reasonably anticipated in conducting its investment activities or valuing its assets.

     LITIGATION - The fund and its shareholders may encounter substantial difficulties in obtaining and enforcing judgments against non-U.S. resident individuals and companies.

     FRAUDULENT SECURITIES - Securities purchased by the fund may subsequently be found to be fraudulent or counterfeit resulting in a loss to the fund.

     LOAN PARTICIPATIONS - The fund may invest, subject to its overall limitation on debt securities, in loan participations, typically made by a syndicate of banks to governmental or corporate borrowers for a variety of purposes. The underlying loans to developing market governmental borrowers may be in default and may be subject to restructuring under the Brady Plan. The underlying loans may be secured or unsecured, and will vary in term and legal structure. When purchasing such instruments, the fund may assume the credit risks associated with the original bank lender as well as the credit risks associated with the borrower. Investment in loan participations presents the possibility that in the U.S., the fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the fund could be part owner of any collateral, and could bear the costs and liabilities of owning and disposing of the collateral. Loan participations are generally not rated by major rating agencies, may not be protected by securities laws and are often considered to be illiquid.

CURRENCY TRANSACTIONS - The fund can purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets which will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.


Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions may also affect the character and timing of income, gain or loss recognized by the fund for U.S. federal income tax purposes.

                            New World Fund - Page 5

WARRANTS AND RIGHTS - The fund may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.


DEBT SECURITIES - Debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The values of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, values of debt securities decline when interest rates rise and increase when interest rates fall.


Lower rated bonds, rated Ba or below by Moody's and BB or below by S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated bonds, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, lower rated bonds.


Certain risk factors relating to lower rated bonds are discussed below:


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - Lower rated bonds, like other bonds, may be sensitive to adverse economic changes and political and corporate developments and may be sensitive to interest rate changes. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience increased financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices and yields of lower rated bonds.

     PAYMENT EXPECTATIONS - Lower rated bonds, like other bonds, may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return to investors. If the issuer of a bond defaults on its obligations to pay interest or principal or enters into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular bonds, which may affect adversely the fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of lower rated bonds.

The Investment Adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

                            New World Fund - Page 6

SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS - The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stock automatically convert into common stock. The prices and yields of non-convertible preferred stock generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.


Convertible bonds, convertible preferred stock, and other securities may sometimes be converted into common stock or other securities at a stated conversion ratio. These securities, prior to conversion, pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying assets, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.


U.S. TREASURY SECURITIES - U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


U.S. AGENCY SECURITIES - U.S. agency securities include those securities issued by certain U.S. government instrumentalities and certain federal agencies. These securities are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve federal sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (Fannie Mae), Tennessee Valley Authority, and Federal Farm Credit Bank System.


CASH AND CASH EQUIVALENTS - These include: (i) commercial paper (e.g., short-term notes up to 9 months in maturity issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)),
(ii) commercial bank obligations (e.g., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (e.g., bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


INVESTMENT COMPANIES - The fund may invest up to 5% of its total assets in shares of any one investment company, but may not acquire more than 3% of the outstanding voting stock of any one investment company. In the aggregate, the fund may invest up to 10% of its total assets in securities issued by investment companies. In addition, all funds managed by the Investment Adviser may not, in the aggregate, acquire more than 10% of the total outstanding voting stock of any one registered closed-end investment company. If the fund invests in another investment company, it would pay an investment advisory fee in addition to the fee paid to the Investment Adviser.

                            New World Fund - Page 7

RESTRICTED SECURITIES AND LIQUIDITY - The fund may purchase securities subject to restrictions on resale. Securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's Board of Directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.


A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio was replaced once per year. The fund's portfolio turnover rate for the fiscal year ended 2002 was 32%. See "Financial Highlights" in the prospectus for the fund's annual portfolio turnover for previous periods.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


1. The fund may not borrow money or securities, except for temporary or emergency purposes in an amount not exceeding 33(alpha)% of its total assets.

2. The fund may not make loans, if, as a result, more than 33(alpha)% of its total assets would be lent to other parties (this limitation does not apply to purchases of debt securities, repurchase agreements or loans of portfolio securities).

3. The fund may not invest 25% or more of its assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities).

4. The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business, such as real estate investment trusts).

                            New World Fund - Page 8

5. The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

6. The fund may not engage in the business of underwriting securities of other issuers, except to the extent that the purchase or disposal of an investment position may technically constitute the fund as an underwriter as that term is defined under the Securities Act of 1933.

7. The fund may not issue senior securities, except as permitted under the Investment Company Act of 1940.

In addition, the fund will not change its subclassification from a diversified to non-diversified company except as permitted under the Investment Company Act of 1940.

NON-FUNDAMENTAL POLICIES - The following non-fundamental policies may be changed without shareholder approval:

1. The fund may not with respect to 75% of its total assets, invest more than 5% of its assets in securities of any one issuer or acquire more than 10% of the voting securities of any one issuer. These limitations do not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

2. The fund may not invest more than 15% of its net assets in securities which are not readily marketable.

3. The fund may not purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions, and provided that the fund may make margin payments in connection with purchases or sales of futures contracts or of options on futures contracts.

4. The fund may not engage in short sales except to the extent it owns or has the right to obtain securities equivalent in kind and amount to those sold short.

5. The fund may not invest in other companies for the purpose of exercising control or management.

6. The fund may not invest more than 5% of its total assets in the securities of other managed investment companies; such investments shall be limited to 3% of the voting stock of any investment company, provided, however, that investment in the open market of a closed-end investment company where no more than customary brokers' commissions are involved and investment in connection with a merger, consolidation, acquisition or reorganization shall not be prohibited by this restriction.

                            New World Fund - Page 9

                             MANAGEMENT OF THE FUND

Board of Directors and Officers

                                    YEAR FIRST                                     NUMBER OF BOARDS
                       POSITION      ELECTED                                        WITHIN THE FUND
                       WITH THE     A DIRECTOR    PRINCIPAL OCCUPATION(S) DURING  COMPLEX/2/ ON WHICH  OTHER DIRECTORSHIPS/3/ HELD
    NAME AND AGE         FUND     OF THE FUND/1/           PAST 5 YEARS             DIRECTOR SERVES            BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------------
 Elisabeth Allison      Director       1999        Administrative Director,                3            None
 Age: 56                                           ANZI, Ltd. (financial
                                                   publishing and consulting);
                                                   Publishing Consultant,
                                                   Harvard Medical School;
                                                   former Senior Vice
                                                   President, Planning and
                                                   Development, McGraw Hill,
                                                   Inc.
-----------------------------------------------------------------------------------------------------------------------------------
 Robert A. Fox          Director       1999        Managing General Partner,               7            Crompton Corporation
 Age: 65                                           Fox Investments LP;
                                                   Professor and Executive in
                                                   Residence, University of
                                                   California; former President
                                                   and Chief Executive Officer,
                                                   Foster Farms
-----------------------------------------------------------------------------------------------------------------------------------
 Koichi Itoh            Director       1999        Managing Director, Itoh                 3            None
 Age: 62                                           Associates, Ltd.; former
                                                   President, Autosplice KK;
                                                   former President and Chief
                                                   Executive Officer, IMPAC
                                                   (management consulting
                                                   services); former Managing
                                                   Partner, VENCA Management
                                                   (venture capital)
-----------------------------------------------------------------------------------------------------------------------------------
 William H. Kling       Director       1999        President, American Public              6            Irwin Financial
 Age: 60                                           Media Group                                          Corporation; St. Paul
                                                                                                        Companies
-----------------------------------------------------------------------------------------------------------------------------------
 John G. McDonald       Director       1999        The IBJ Professor of                    8            Plum Creek Timber Co.;
 Age: 65                                           Finance, Graduate School of                          Scholastic Corporation;
                                                   Business, Stanford                                   iStar Financial, Inc.;
                                                   University                                           Varian, Inc.; Capstone
                                                                                                        Turbine Corp.
-----------------------------------------------------------------------------------------------------------------------------------
 William I.             Director       1999        Chairman of the Board, Irwin            3            Cummins, Inc.; Tennant
 Miller/4/                                         Financial Corporation                                Company
 Age: 46
-----------------------------------------------------------------------------------------------------------------------------------
 Alessandro Ovi         Director       2001        Chief Executive Officer,                2            ST Microelectronics; SEAT
 Age: 58                                           Tecnitel                                             (Telecom Italia); Koru &
                                                                                                        Ferry Europe
-----------------------------------------------------------------------------------------------------------------------------------
 Kirk P. Pendleton      Director       1999        Chairman/Chief Executive                6            York Group, Inc.
 Age: 63                                           Officer, Cairnwood, Inc.
                                                   (venture capital investment)
-----------------------------------------------------------------------------------------------------------------------------------



                            New World Fund - Page 10

                                                     PRINCIPAL OCCUPATION(S) DURING
                                       YEAR FIRST           PAST 5 YEARS AND
                                        ELECTED              POSITIONS HELD           NUMBER OF BOARDS
                        POSITION       A DIRECTOR       WITH AFFILIATED ENTITIES       WITHIN THE FUND     OTHER DIRECTORSHIPS/3/
                        WITH THE     AND/OR OFFICER   OR THE PRINCIPAL UNDERWRITER   COMPLEX/2/ ON WHICH            HELD
    NAME AND AGE          FUND       OF THE FUND/1/           OF THE FUND              DIRECTOR SERVES           BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/5//,//6/
-----------------------------------------------------------------------------------------------------------------------------------
 Gina H. Despres       Chairman of        1999        Senior Vice President and               4            None
 Age: 61               the Board                      Special Counsel, Capital
                                                      Research and Management
                                                      Company; Vice President,
                                                      Capital Strategy Research,
                                                      Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 Robert W. Lovelace    President          1999        Chairman and Principal                  1            None
 Age: 40               and                            Executive Officer, Capital
                       Director                       Research Company*; Director,
                                                      American Funds Distributors,
                                                      Inc.*; Senior Vice
                                                      President, Capital Research
                                                      and Management Company;
                                                      Director, The Capital Group
                                                      Companies, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------



                            New World Fund - Page 11

                                                                                   PRINCIPAL OCCUPATION(S) DURING
                             POSITION         YEAR FIRST ELECTED                   PAST 5 YEARS AND POSITIONS HELD
                             WITH THE             AN OFFICER                          WITH AFFILIATED ENTITIES
    NAME AND AGE               FUND             OF THE FUND/1/                OR THE PRINCIPAL UNDERWRITER OF THE FUND
-----------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/6/
-----------------------------------------------------------------------------------------------------------------------------------
 Mark E. Denning           Senior Vice               1999          Director, Capital Research and Management Company; Director,
 Age: 45                    President                              The Capital Group Companies, Inc.*; Senior Vice President,
                                                                   Captial Research Company*; Director, Capital International
                                                                   Limited*
-----------------------------------------------------------------------------------------------------------------------------------
 David C. Barclay         Vice President             1999          Senior Vice President and Director, Capital Research and
 Age: 46                                                           Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Alwyn Heong              Vice President             1999          Senior Vice President, Capital Research Company*
 Age: 42
-----------------------------------------------------------------------------------------------------------------------------------
 Joseph R. Higdon         Vice President             1999          Senior Vice President and Director, Capital Strategy Research,
 Age: 61                                                           Inc.*; Senior Vice President, Capital Research Company*
-----------------------------------------------------------------------------------------------------------------------------------
 Carl M. Kawaja           Vice President             1999          Senior Vice President, Capital Research Company*
 Age: 38
-----------------------------------------------------------------------------------------------------------------------------------
 Vincent P. Corti           Secretary                1999          Vice President - Fund Business Management Group, Capital
 Age: 46                                                           Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 R. Marcia Gould            Treasurer                1999          Vice President - Fund Business Management Group, Capital
 Age: 48                                                           Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Dayna Yamabe          Assistant Treasurer           1999          Vice President - Fund Business Management Group, Capital
 Age: 35                                                           Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------



                            New World Fund - Page 12

* Company affiliated with Capital Research and Management Company.

1 Directors and officers of the fund serve until their resignation, removal or retirement.
2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
3 This includes all directorships (other than those in the American Funds Group) that are held by each director as a director of a public company or a registered investment company.
4 May be deemed an "interested person" of the fund due to membership on the board of directors of the parent company of a registered broker-dealer.
5 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company, or its affiliated entities (including the fund's principal underwriter).
6 All of the officers listed, with the exception of Joseph R. Higdon, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as Investment Adviser.

THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET
- 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.

                            New World Fund - Page 13

FUND SHARES OWNED BY DIRECTORS AS OF DECEMBER 31, 2001


                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                BY DIRECTOR
-------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-------------------------------------------------------------------------------
 Elisabeth Allison           $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 Robert A. Fox               $50,001 - $100,000            Over $100,000
-------------------------------------------------------------------------------
 Koichi Itoh                 $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 William H. Kling            $50,001 - $100,000            Over $100,000
-------------------------------------------------------------------------------
 John G. McDonald              Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 William I. Miller/2/        $50,001 - $100,000            Over $100,000
-------------------------------------------------------------------------------
 Alessandro Ovi                     None                       None
-------------------------------------------------------------------------------
 Kirk P. Pendleton           $50,001 - $100,000            Over $100,000
-------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/3/
-------------------------------------------------------------------------------
 Gina H. Despres               Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Robert W. Lovelace            Over $100,000               Over $100,000
-------------------------------------------------------------------------------



1 Ownership disclosure is made using the following ranges:  None; $1 - $10,000;
  $10,001 - $50,000; $50,001 - $100,000 and Over $100,000. The amounts listed for "interested" directors include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 May be deemed an "interested person" of the fund due to membership on the board of directors of the parent company of a registered broker-dealer.
3 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company, or its affiliated entities (including the fund's principal underwriter).

DIRECTOR COMPENSATION PAID DURING THE FISCAL YEAR ENDED OCTOBER 31, 2002

No compensation is paid by the fund to any officer or Director who is a director, officer or employee of the Investment Adviser or its affiliates. The fund pays annual fees of $9,000 to Directors who are not affiliated with the Investment Adviser, $1,000 for each Board of Directors meeting attended, and $500 for each meeting attended as a member of a committee of the Board of Directors.


No pension or retirement benefits are accrued as part of fund expenses. The Directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Directors who are not affiliated with the Investment Adviser.

                            New World Fund - Page 14

                                                        TOTAL COMPENSATION (INCLUDING
                         AGGREGATE COMPENSATION     VOLUNTARILY DEFERRED COMPENSATION/1/)
                         (INCLUDING VOLUNTARILY           FROM ALL FUNDS MANAGED BY
                        DEFERRED COMPENSATION/1/)      CAPITAL RESEARCH AND MANAGEMENT
         NAME                 FROM THE FUND             COMPANY OR ITS AFFILIATES/2/
------------------------------------------------------------------------------------------
 Elisabeth Allison              $16,334                           $ 79,834
------------------------------------------------------------------------------------------
 Robert A. Fox                   14,763/3/                         186,834/3/
------------------------------------------------------------------------------------------
 Koichi Itoh                     16,334/3/                          80,834/3/
------------------------------------------------------------------------------------------
 William H. Kling                15,934/3/                         128,084/3/
------------------------------------------------------------------------------------------
 John G. McDonald                15,709/3/                         269,334/3/
------------------------------------------------------------------------------------------
 William I. Miller               13,834/3/                          69,834/3/
------------------------------------------------------------------------------------------
 Alessandro Ovi                  15,834/3/                          50,834/3/
------------------------------------------------------------------------------------------
 Kirk P. Pendleton               16,834/3/                         164,834/3/
------------------------------------------------------------------------------------------


1 Amounts may be deferred by eligible Directors under a non-qualified deferred compensation plan adopted by the fund in 1999. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Directors.

2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2002 fiscal year for participating Directors is as follows: Robert A. Fox ($44,130), Koichi Itoh ($46,855), William H. Kling ($44,417), John G. McDonald ($56,542), William I. Miller ($41,296), Alessandro Ovi ($19,701) and Kirk P. Pendleton ($47,789). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Directors.

As of December 1, 2002, the officers and Directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


FUND ORGANIZATION AND THE BOARD OF DIRECTORS

The fund, an open-end, diversified management investment company, was organized as a Maryland corporation on November 13, 1998. All fund operations are supervised by the fund's Board of Directors, which meets periodically and performs duties required by applicable state and federal laws.


Under Maryland law, the business and affairs of the fund are managed under the direction of the Board of Directors, and all powers of the fund are exercised by or under the authority of the Board except as reserved to the shareholders by law or the fund's charter or by-laws. Maryland law requires each Director to perform his/her duties as a Director, including his/her duties as a member of any Board committee on which he/she serves, in good faith, in a manner he/she reasonably believes to be in the best interest of the fund, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.


Members of the Board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described above. They

                            New World Fund - Page 15
may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


The fund has several different classes of shares, including Class A, B, C, F, 529-A, 529-B, 529-C, 529-E, 529-F, R-1, R-2, R-3, R-4 and R-5 shares. Class R shares are generally only available to employer-sponsored retirement plans. The B, C, F and 529 share classes are described in more detail in the fund's retail Statement of Additional Information. The shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Directors and set forth in the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.


The fund does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.


COMMITTEES OF THE BOARD OF DIRECTORS

The fund has an Audit Committee comprised of Elisabeth Allison, Alan Greenway, Koichi Itoh and Kirk P. Pendleton, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee oversees the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The Committee acts as a liaison between the fund's independent accountants and the full Board of Directors. Two Audit Committee meetings were held during the 2002 fiscal year.


The fund has a Contracts Committee comprised of Elisabeth Allison, Robert A. Fox, Koichi Itoh, William H. Kling, John G. McDonald, Alessandro Ovi and Kirk P. Pendleton, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. William. I. Miller is also a member of the Committee and may technically be deemed an "interested person" of the fund due to membership on the board of directors of the parent company of a registered broker-dealer. The Committee's function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its Investment Adviser or the Investment Adviser's affiliates, such as the investment advisory and service agreement, principal underwriting agreement, administrative services agreement and plans of distribution under rule 12b-1, that the fund may enter into, renew or continue, and to make its recommendations to the full Board of Directors on these matters. Two Contracts Committee meetings were held during the 2002 fiscal year.


The fund has a Nominating Committee comprised of Koichi Itoh, William H. Kling, Alessandro Ovi and Kirk P. Pendleton, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and

                            New World Fund - Page 16
recommends any appropriate changes to the full Board of Directors. The Committee also evaluates, selects and nominates independent director candidates to the full Board of Directors. While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating Committee of the fund, c/o the fund's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. Two Nominating Committee meetings were held during the 2002 fiscal year.


INVESTMENT ADVISER - The Investment Adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The Investment Adviser is responsible for managing more than $350 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the Investment Adviser will continue in effect until December 31, 2003, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


In determining whether to renew the Agreement each year, the Contracts Committee of the Board of Directors evaluates information provided by the Investment Adviser in accordance with Section 15(c) of the 1940 Act, and presents its recommendations to the full Board of Directors. At its most recent meeting, the Committee reviewed and considered a number of factors in recommending renewal of the existing Agreement, including the quality of services provided to the fund (primarily measured by investment results), fees and expenses borne by the fund, financial results of the Investment Adviser, and comparative data for other mutual funds and selected indexes.

                            New World Fund - Page 17

Members of the Committee discussed the quality of services provided to the fund since it began operations in 1999 and noted that while absolute results have been negative during this time, its results versus similar funds were favorable over the same period. The Committee also considered the quality and depth of the Investment Adviser's organization in general and of the investment professionals currently providing services to the fund since its startup.


The Committee observed that the fund's expenses for the most recent fiscal year and earlier periods compared favorably to its peer group. The Committee also considered steps taken in recent years by the Investment Adviser to help control transfer agent expenses borne by the fund.


Based on their review, the Committee and the Board concluded that the advisory fees and other expenses of the fund are fair, both absolutely and in comparison with those of other funds in the industry, and that shareholders have received reasonable value in return for paying such fees and expenses.


The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the fund, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the offices of the fund. The fund pays all expenses not assumed by the Investment Adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of shares of the fund (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plans of Distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to Directors unaffiliated with the Investment Adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


As compensation for its services, the Investment Adviser receives a monthly fee which is accrued daily, calculated at the annual rate of 0.85% on the first $500 million of the Fund's net assets, 0.77% on net assets between $500 million and $1 billion, 0.71% on net assets from $1 billion to $1.5 billion, 0.66% on net assets from $1.5 billion to $2.5 billion, and 0.62% on net assets in excess of $2.5 billion.


The Investment Adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any regulations thereunder, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees.


For the fiscal years ended 2002, 2001 and 2000, the Investment Adviser received from the fund advisory fees of $9,862,000, $9,835,000 and $10,145,000, respectively.

                            New World Fund - Page 18

ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between the fund and the Investment Adviser relating to the fund's R share classes will continue in effect until December 31, 2003, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Directors who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Administrative Agreement provides that the fund may terminate the agreement at any time by vote of a majority of Directors who are not interested persons of the fund. The Investment Adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


Under the Administrative Agreement, the Investment Adviser provides certain transfer agent and administrative services for shareholders of the fund's R share classes. The Investment Adviser contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and fund communications. In addition, the Investment Adviser monitors, coordinates and oversees the activities performed by third parties providing such services. During the start-up period for Class R-1, Class R-2, Class R-3 and Class R-4 shares, the Investment Adviser has agreed to pay a portion of these fees. For the year ended October 31, 2002, the total fees paid by the Investment Adviser were $1,000.


As compensation for its services, the Investment Adviser receives transfer agent fees for transfer agent services provided to the fund's applicable share classes. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American Funds Service Company. The Investment Adviser also receives an administrative services fee for administrative services provided to the fund's applicable share classes. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets for each R share class except Class R-5 shares. For Class R-5 shares, the administrative fee is paid monthly, accrued daily and calculated at the annual rate of 0.10% of the average daily net assets of Class R-5 shares.


During the fiscal period ended 2002, administrative services fees, gross of any payments made by the Investment Adviser, were:


                                                        ADMINISTRATIVE SERVICES FEE
-----------------------------------------------------------------------------------------
                   CLASS R-1                                      $   289
-----------------------------------------------------------------------------------------
                   CLASS R-2                                        1,000
-----------------------------------------------------------------------------------------
                   CLASS R-3                                        1,000
-----------------------------------------------------------------------------------------
                   CLASS R-4                                           41
-----------------------------------------------------------------------------------------
                   CLASS R-5                                       12,000
-----------------------------------------------------------------------------------------



PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal

                            New World Fund - Page 19

Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


The Principal Underwriter receives revenues from sales of the fund's shares. For Class A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class R-1, R-2, R-3 and R-4 shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell the shares.


Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

                                                                COMMISSIONS,        ALLOWANCE OR
                                                                   REVENUE          COMPENSATION
                                              FISCAL YEAR     OR FEES RETAINED       TO DEALERS
----------------------------------------------------------------------------------------------------
                 CLASS A                         2002            $  529,000          $2,384,000
                                                 2001               581,000           2,641,000
                                                 2000             2,137,000           9,930,000
----------------------------------------------------------------------------------------------------


The fund has adopted Plans of Distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Directors and separately by a majority of the Directors who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include: shareholder services; savings to the fund in transfer agency costs; savings to the fund in advisory fees and other expenses; benefits to the investment process from growth or stability of assets; and maintenance of a financially healthy management organization. The selection and nomination of directors who are not "interested persons" of the fund are committed to the discretion of the directors who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Directors.


Under the Plans, the fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made: (i) for Class A shares, up to 0.30% of the average daily net assets attributable to Class A shares; (ii) for Class R-1 shares, 1.00% of the average daily net assets attributable to Class R-1 shares; (iii) for Class R-2 shares, up to 1.00% of the average daily net assets attributable to Class R-2 shares; (iv) for Class R-3 shares, up to 0.75% of the average daily net assets attributable to Class R-3 shares; and (v) for Class R-4 shares, up to 0.50% of its average daily net assets attributable to Class R-4 shares. The fund has not adopted a Plan for Class R-5 shares; accordingly, no 12b-1 fees are paid from Class R-5 share assets.

                            New World Fund - Page 20

For Class A shares: (i) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) up to the amount allowable under the fund's Class A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A shares, in excess of the Class A Plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters these commissions are not recoverable.


For Class R-1 shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and
(ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class R-2 shares: currently (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) 0.50% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class R-3 shares: currently (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.



For Class R-4 shares, currently 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers or advisers.


During the 2002 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:


                               12B-1 EXPENSES            12B-1 LIABILITY
                                  ACCRUED                  OUTSTANDING
------------------------------------------------------------------------------
        CLASS A                  $2,713,000                  $351,000
------------------------------------------------------------------------------
       CLASS R-1                         41                        13
------------------------------------------------------------------------------
       CLASS R-2                      1,000                       339
------------------------------------------------------------------------------
       CLASS R-3                      1,000                       259
------------------------------------------------------------------------------
       CLASS R-4                         13                        13
------------------------------------------------------------------------------



OTHER COMPENSATION TO DEALERS - The Principal Underwriter, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently, these payments are limited to the top 100 dealers who have sold shares of the fund or other funds in The American Funds Group. These payments are based principally on a pro rata share of a

                            New World Fund - Page 21
qualifying dealer's sales. The Principal Underwriter will, on an annual basis, determine the advisability of continuing these payments.

                            TAXES AND DISTRIBUTIONS

FUND TAXATION - The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances the fund may determine that it is in the interest of shareholders to distribute less than that amount.


To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is the interest of shareholders to distribute a lesser amount.


The following information may not apply to you if you hold fund shares in a non-taxable account, such as a qualified retirement plan. Please see your tax adviser for more information.

                            New World Fund - Page 22

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS - Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class. Dividends and capital gains distributed by the fund to a retirement plan currently are not taxable.


     DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.


     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.


     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.


     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund will be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent that

                            New World Fund - Page 23
     either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the date which is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.


     A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund which must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.


     In addition, some of the bonds may be purchased by the fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or constant interest method. If the fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as a short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as a short-term capital gain.


     Dividend and interest income received by the fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however. Most foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


     CAPITAL GAIN DISTRIBUTIONS - The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 20% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the

                            New World Fund - Page 24
     adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.


SHAREHOLDER TAXATION - In January of each year, individual shareholders of the fund will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund. Distributions of the excess of net long-term capital gains over net short-term capital losses which the fund properly designates as "capital gain dividends" generally will be taxable to individual shareholders at a maximum 20% capital gains rate, regardless of the length of time the shares of the fund have been held by such shareholders. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.


Distributions by the fund result in a reduction in the net asset value of the fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of investment capital. For this reason, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of investment capital upon the distribution, which will nevertheless be taxable to them.


The fund may make the election permitted under Section 853 of the Code so that shareholders may (subject to limitations) be able to claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries (such taxes relate primarily to investment income). The fund may make an election under Section 853 of the Code, provided that more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities of foreign corporations. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code.


Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder. However, conversion from one class to another class in the same fund should not be a taxable event.


If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds. Also, any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.


The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund

                            New World Fund - Page 25
shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.


Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.


                     PURCHASE, EXCHANGE AND SALE OF SHARES

PURCHASES - Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct recordkeeping programs.


Class R shares are generally only available to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares are also generally only available to retirement plans where plan level or omnibus accounts (i.e., no participant accounts) are held on the books of a fund. In addition, Class R-5 shares are generally only available to retirement plans with at least $1 million or more in plan assets. Class R shares are generally not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans, and CollegeAmerica accounts.


Eligible retirement plans may generally open an account and purchase Class A and R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in the fund's prospectus and statement of additional information) authorized to sell the fund's shares. Additional shares may be purchased through a plan's administrator or recordkeeper.


THE FUND AND THE PRINCIPAL UNDERWRITER RESERVE THE RIGHT TO REJECT ANY PURCHASE
 ORDER.

EXCHANGES - Shares of the fund generally may be exchanged into shares of the same class of other funds in The American Funds Group. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of Class A shares from the money market funds purchased without a sales charge generally will be subject to the appropriate sales charge, unless the money market fund shares were acquired by an exchange from a fund having a sales charge.

                            New World Fund - Page 26

Shares may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, Internet, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. EXCHANGE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


SALES - Shares of the fund may be sold by contacting your plan administrator or recordkeeper. Shares are sold at the net asset value next determined after the request is received in good order by the Transfer Agent, dealer or any of their designees.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


Proceeds from a redemption or a dividend or capital gain distribution may be reinvested without a sales charge in any fund in The American Funds Group within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after the request is received and accepted by the Transfer Agent.


FUND NUMBERS - Here are the fund numbers for use when making share transactions:

                                                                                              FUND NUMBERS
                                                                                ------------------------------------------
                                                                                CLASS  CLASS  CLASS  CLASS  CLASS   CLASS
FUND                                                                              A     R-1    R-2    R-3    R-4     R-5
--------------------------------------------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    002   2102   2202   2302   2402    2502
American Balanced Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . .    011   2111   2211   2311   2411    2511
American Mutual Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    003   2103   2203   2303   2403    2503
Capital Income Builder/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . .    012   2112   2212   2312   2412    2512
Capital World Growth and Income Fund/SM/  . . . . . . . . . . . . . . . . . .    033   2133   2233   2333   2433    2533
EuroPacific Growth Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . .    016   2116   2216   2316   2416    2516
Fundamental Investors/SM/ . . . . . . . . . . . . . . . . . . . . . . . . . .    010   2110   2210   2310   2410    2510
The Growth Fund of America/(R)/ . . . . . . . . . . . . . . . . . . . . . . .    005   2105   2205   2305   2405    2505
The Income Fund of America/(R)/ . . . . . . . . . . . . . . . . . . . . . . .    006   2106   2206   2306   2406    2506
The Investment Company of America/(R)/  . . . . . . . . . . . . . . . . . . .    004   2104   2204   2304   2404    2504
The New Economy Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    014   2114   2214   2314   2414    2514
New Perspective Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    007   2107   2207   2307   2407    2507
New World Fund/SM/  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    036   2136   2236   2336   2436    2536
SMALLCAP World Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . . . .    035   2135   2235   2335   2435    2535
Washington Mutual Investors Fund/SM/  . . . . . . . . . . . . . . . . . . . .    001   2101   2201   2301   2401    2501
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/ . . . . . . . . . . . . . . . .    040    N/A    N/A    N/A    N/A    2540
American High-Income Trust/SM/  . . . . . . . . . . . . . . . . . . . . . . .    021   2121   2221   2321   2421    2521
The Bond Fund of America/SM/  . . . . . . . . . . . . . . . . . . . . . . . .    008   2108   2208   2308   2408    2508
Capital World Bond Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . .    031   2131   2231   2331   2431    2531
Intermediate Bond Fund of America/SM/ . . . . . . . . . . . . . . . . . . . .    023   2123   2223   2323   2423    2523
Limited Term Tax-Exempt Bond Fund of America/SM/  . . . . . . . . . . . . . .    043    N/A    N/A    N/A    N/A    2543
The Tax-Exempt Bond Fund of America/(R)/  . . . . . . . . . . . . . . . . . .    019    N/A    N/A    N/A    N/A    2519
The Tax-Exempt Fund of California/(R)/* . . . . . . . . . . . . . . . . . . .    020    N/A    N/A    N/A    N/A    2520
The Tax-Exempt Fund of Maryland/(R)/* . . . . . . . . . . . . . . . . . . . .    024    N/A    N/A    N/A    N/A    2524
The Tax-Exempt Fund of Virginia/(R)/* . . . . . . . . . . . . . . . . . . . .    025    N/A    N/A    N/A    N/A    2525
U.S. Government Securities Fund/SM/ . . . . . . . . . . . . . . . . . . . . .    022   2122   2222   2322   2422    2522
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . . . . . . . . . . . . . . . . . .    009   2109   2209   2309   2409    2509
The Tax-Exempt Money Fund of America/SM/  . . . . . . . . . . . . . . . . . .    039    N/A    N/A    N/A    N/A    2539
The U.S. Treasury Money Fund of America/SM/ . . . . . . . . . . . . . . . . .    049   2149   2249   2349   2449    2549
___________
*Available only in certain states.


                            New World Fund - Page 27

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                            New World Fund - Page 28

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Fund Numbers" above for a listing of the funds.)

                                                                     DEALER
                                             SALES CHARGE AS       COMMISSION
                                            PERCENTAGE OF THE:    AS PERCENTAGE
                                            ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                      NET AMOUNT  OFFERING     OFFERING
                                           -INVESTED-   PRICE         PRICE
------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .          6.10%      5.75%         5.00%
$25,000 but less than $50,000 . . .          5.26       5.00          4.25
$50,000 but less than $100,000. .            4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .           3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .            3.63       3.50          2.75
$250,000 but less than $500,000 .            2.56       2.50          2.00
$500,000 but less than $750,000 .            2.04       2.00          1.60
$750,000 but less than $1 million            1.52       1.50          1.20
$1 million or more . . . . . . . .           none       none      see below
--------------------------------------------------------------------------------



CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers from retirement plans with assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below) may invest with no sales charge and are not subject to a CDSC.


403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (iii) there is only one dealer firm assigned to the plans. 403(b) plans meeting these criteria may invest with no sales charge and are not subject to a CDSC if investing $1 million or more or having 100 or more eligible employees.


Investments made through accounts that purchased Class A shares of the fund before March 15, 2001 and are part of certain qualified fee-based programs, and retirement plans, endowments or foundations with $50 million or more in assets, may also be made with no sales charge and are not subject to a CDSC. A dealer concession of up to 1% may be paid by the fund under its Class A Plan of Distribution on investments made with no initial sales charge.

                            New World Fund - Page 29

In addition, Class A shares of the stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) current and retired registered investment advisers, with respect to accounts established while active, registered with the Principal Underwriter, or full-time employees (and their spouses, parents, and children) of registered investment advisers (including assistants directly empoyed by individual registered investment advisers) registered with the Principal Underwriter and plans for such persons;

(4) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(5)  insurance company separate accounts;

(6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

(8) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, as determined by a Vice President or more senior officer of the Capital Research and Management Company Fund Administration Unit; and

(9) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts of $1 million or more (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on investments in Class A shares are paid at the following rates:

                            New World Fund - Page 30

1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.


For Class R-1 shares, annual asset-based compensation of 1.00% is paid by the Principal Underwriter to dealers who sell Class R-1 shares.


For Class R-2 shares, annual asset-based compensation of 0.75% is paid by the Principal Underwriter to dealers who sell Class R-2 shares.


For Class R-3 shares, annual asset-based compensation of 0.50% is paid by the Principal Underwriter to dealers who sell Class R-3 shares.


For Class R-4 shares, annual asset-based compensation of 0.25% is paid by the Principal Underwriter to dealers who sell Class R-4 shares.


No dealer compensation is paid on sales of Class R-5 shares. The fund has not adopted a plan for Class R-5 shares; accordingly no 12b-1 fee is paid from Class R-5 assets.


                        CLASS A SALES CHARGE REDUCTIONS

REDUCING YOUR CLASS A SALES CHARGE - You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know at the time you purchase shares if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to the following statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

                            New World Fund - Page 31

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below) may be credited toward satisfying the Statement.

     During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Individual purchases by a trustee(s) or other fiduciary(ies) may be aggregated if the investments are:

     . for a fiduciary account, including employee benefit plans other than individual-type employee benefit plans, such as an IRA, 403(b) plan (except as described below), or single-participant Keogh-type plan;

     . made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above; or

     . for participant accounts of a 403(b) plan that are treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be

                            New World Fund - Page 32
     aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in The American Funds Group. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of the money market funds are excluded.

     RIGHTS OF ACCUMULATION - Subject to the limitations described in the aggregation policy, you may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in all share classes of The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuities and variable life insurance policies. Direct purchases of the money market funds are excluded.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the applicable fund's current prospectus and statement of additional information.


An IRA rollover involving plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in: i) Class A shares at net asset value; ii) Class A shares subject to the applicable initial sales charge; iii) Class B shares; iv) Class C shares; or v) Class F shares. Plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.


Plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees (i.e., shares do not have to age). Dealer commissions will be paid only on IRA rollovers of $1 million or more according to the schedule applicable to Class A share investments of $1 million or more (see "Dealer Commissions and Compensation" above).


IRA rollovers that do not indicate in which share class plan assets should be invested and that do not have an adviser associated with the account will be invested in Class F shares. Additional plan assets may be rolled into the account holding F shares; however, subsequent contributions cannot be invested in F shares.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the

                            New World Fund - Page 33
offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter. Orders received by the investment dealer or authorized designee, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.


Prices which appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset value per share is determined as follows:


1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Short-term securities maturing within 60 days are valued at amortized cost which approximates market value.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by authority of the fund's Board. The fair value of all other assets is added to the value of securities to arrive at the total assets. The fund's Board has delegated the obligation to make fair valuation determinations

                            New World Fund - Page 34
to a Valuation Committee established by the fund's Investment Adviser. The Board receives regular reports describing fair valued securities and the valuation methods used.


The Valuation Committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations are valued in good faith by the Valuation Committee based upon what the fund might reasonably expect to receive upon their current sale. The Valuation Committee considers all indications of value available to it in determining the "fair value" to be assigned to a particular security, including, without limitation, the type of security and size of the holding, the existence of contractual or legal restrictions on resale, any relevant financial or business developments affecting the issuer or its business prospects, similar or related securities that are more actively traded, and changes in overall market conditions. The Valuation Committee employs additional fair value procedures to address issues related to investing substantial portions of fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If events occur after the close of a market (and before the close of the New York Stock Exchange, when these funds' net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices will be made to reflect these events. Events of this type could include earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets);


2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's Board of Directors.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, and purchases through certain retirement plans, will be confirmed at least quarterly.


REDEMPTION OF SHARES - The fund's Articles of Incorporation permit the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Directors of the fund may from time to time adopt.

                            New World Fund - Page 35

SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent. Certificates are not available for the R share classes.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

The Investment Adviser places orders for the fund's portfolio securities transactions. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the Investment Adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of the fund or who have provided investment research, statistical, or other related services to the Investment Adviser. The fund does not consider that it has an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.


There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.


Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, if applicable, for the fiscal years ended 2002, 2001 and 2000, amounted to $2,034,000, $2,330,000 and $4,430,000, respectively.



                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $2,143,000 for Class A shares for the 2002 fiscal year.


INDEPENDENT ACCOUNTANTS - Deloitte & Touche LLP, 350 South Grand Avenue, Los Angeles, CA 90071, serves as the fund's independent accountants providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of Deloitte & Touche LLP, independent accountants, given on the authority of said firm as experts in accounting and

                            New World Fund - Page 36
auditing. The selection of the fund's independent accountants is reviewed and determined annually by the Board of Directors.


INDEPENDENT LEGAL COUNSEL - O'Melveny & Myers LLP, 400 South Hope Street, Los Angeles, CA 90071, currently serves as counsel for the fund, and for Directors who are not interested persons (as defined by the 1940 Act) of the fund. Certain legal matters in connection with the capital shares offered by the prospectus have been passed upon for the fund by O'Melveny & Myers LLP. Counsel does not currently provide legal services to the fund's Investment Adviser or any of its affiliated companies, but provides an immaterial amount of estate planning and similar work for a limited number of Investment Adviser personnel. A determination with respect to the independence of the fund's "independent legal counsel" will be made at least annually by the independent Directors of the fund, as prescribed by the 1940 Act and the rules thereunder.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - The fund's fiscal year ends on October 31. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent accountants, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


PERSONAL INVESTING POLICY - The fund and Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which the fund may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Accountants contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND
    MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- OCTOBER 31, 2002

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $18.90
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $20.05


                            New World Fund - Page 37

            CLASS A SHARE INVESTMENT RESULTS AND RELATED STATISTICS

The fund's yield was 1.54% based on a 30-day (or one month) period ended October 31, 2002, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula as required by the Securities and Exchange Commission:


     YIELD = 2[((a-b)/cd + 1)/6/ -1]

     Where:  a   = dividends and interest earned during the period.

             b   = expenses accrued for the period (net of reimbursements).

             c   = the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d   = the maximum offering price per share on the last day of the period.

The fund's one-year total return and lifetime average annual total returns at the maximum offering price ended October 31, 2002, were -3.90% and -6.56%, respectively. The fund's one-year total return and lifetime average annual total returns at net asset value for the periods ended October 31, 2002 were 1.95% and -4.91%, respectively.


The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.


In calculating average annual total return at the maximum offering price, the fund assumes: (1) deduction of the maximum sales load of 5.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the fund will provide lifetime average total return figures. From time to time, the fund may calculate investment results for Class B, C, F, 529 and R shares.


The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for the unmanaged indices will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.


The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as the Dow Jones Average of 30 Industrial Stocks and the Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The fund may also, from time to time, combine its results with those of other funds in The American Funds Group for purposes of illustrating investment strategies involving multiple funds.

                            New World Fund - Page 38

The fund may refer to results and surveys compiled by organizations such as CDA/ Wiesenberger, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., and by the U.S. Department of Commerce. Additionally, the fund may refer to results published in various newspapers and periodicals, including Barron's,
                                                                      --------
Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine,
------  -------  ----------------------  -------------------------------------
Money, U.S. News and World Report and The Wall Street Journal.
-----  --------------------------     -----------------------


The fund may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


The fund may compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, fuels, transportation, and other goods and services that people buy for day-to-day living).


The fund may also calculate a distribution rate on a taxable and tax equivalent basis. The distribution rate is computed by dividing the dividends paid by the fund over the last 12 months by the sum of the month-end net asset value or maximum offering price and the capital gains paid over the last 12 months. The distribution rate may differ from the yield.

                            New World Fund - Page 39

                                    APPENDIX

                          DESCRIPTION OF BOND RATINGS

BOND RATINGS - The ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("Standard & Poor's") are based on the analysis and represents a judgment expressed in shorthand terms of the strengths and weaknesses of the bonds which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality.


Moody's rates the long-term debt securities issued by various entities from
-------
"Aaa" to "C." Moody's applies the numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Ratings are described as follows:


"Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."


"Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities."


"Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."


"Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."


"Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class."


"Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."

                            New World Fund - Page 40

"Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest."


"Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings."


"Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing."


Standard & Poor's rates the long-term debt securities of various entities in
-----------------
categories ranging from "AAA" to "D" according to quality. The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Ratings are described as follows:


AAA
"An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong."


AA
"An obligation rated 'AA' differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong."


A

"An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong."


BBB
"An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated 'BB', 'B', 'CCC', 'CC' and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions."


BB
"An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation."

B
"An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB' but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation."

                            New World Fund - Page 41

CCC
"An obligation rated 'CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation."

CC
"An obligation rated 'CC' is currently highly vulnerable to nonpayment."

C
"A subordinated debt or preferred stock obligation rated 'C' is CURRENTLY HIGHLY VULNERABLE to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying."

D
"An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized."

                            New World Fund - Page 42
New World Fund

Investment portfolio, October 31, 2002

                                                  Percent of
By Industry                                       Net Assets
-----------------------------------------------
Banks                                                   8.26 %
Beverages                                               6.78
Electronic equipment & instruments                      6.03
Diversified telecommunication services                  5.08
Wireless telecommunication services                     4.17
Other industries                                       44.33
Bonds & notes                                           9.61
Cash & equivalents                                     15.74
                                               --------------
Total                                                 100.00 %
                                               ==============


                                              Percent
                                              of net
Largest equity holdings                       assets
--------------------------------------------  --------

Cia Vale do Rio Doce                             2.26 %
Fomento Economico Mexicano                       2.23
Housing Development Finance                      1.88
Samsung SDI                                      1.85
Telekomunikasi Indonesia                         1.49
Nestle                                           1.33
Coca-Cola                                        1.25
Avon Products                                    1.25
Votorantim Celulose e Papel                      1.24
Maxis Communications                             1.22




                                                                                                                           Market
                                                                                                     Shares or              value
Equity securities (common stock and convertible debentures)                                   principal amount               (000)

BANKS  -  8.26%
Allied Irish Banks, PLC (Ireland)                                                                      911,587   $         12,811
ICICI Bank Ltd. (India)                                                                              4,085,000             11,412
ICICI Bank Ltd. (ADR) (merged with ICICI Ltd. (ADR))                                                    47,125                290
Bank Zachodni WBK SA (Poland)                                                                          610,421             10,913
State Bank of India (India)                                                                          1,970,000              9,369
Korea Exchange Bank (South Korea) (1)                                                                2,615,000              9,055
Unibanco-Uniao de Bancos Brasileiros SA, units (GDR) (Brazil)                                          982,000              8,926
Kookmin Bank (South Korea)                                                                             217,000              7,204
Bank of the Philippine Islands (Philippines)                                                         8,092,050              6,254
OTP Bank Rt. (Hungary)                                                                                 425,000              3,767
HSBC Holdings PLC (United Kingdom)                                                                     317,888              3,465
Australia and New Zealand Banking Group Ltd. (Australia)                                               310,000              3,237
Daegu Bank, Ltd. (South Korea) (1)                                                                     725,000              2,828
United Overseas Bank Ltd. (Singapore)                                                                  350,000              2,655
Shinhan Financial Group Co., Ltd. (South Korea)                                                        250,000              2,627
Yapi ve Kredi Bankasi AS (Turkey) (1)                                                            2,351,200,000              1,931


BEVERAGES  -  6.78%
Fomento Economico Mexicano, SA de CV (ADR) (Mexico)                                                    723,000             26,173
Coca-Cola Co. (USA)                                                                                    314,900             14,637
PepsiCo, Inc. (USA)                                                                                    266,000             11,731
Orkla AS (Norway)                                                                                      735,857             11,669
Anheuser-Busch Companies, Inc. (USA)                                                                   195,000             10,288
Heineken NV (Netherlands)                                                                              123,000              4,939


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  6.03%
Samsung SDI Co., Ltd. (South Korea)                                                                    350,000             21,664
Hon Hai Precision Industry Co., Ltd. (Taiwan)                                                        3,790,400             13,729
Samsung Electro-Mechanics Co., Ltd. (South Korea)                                                      351,960             13,339
Kingboard Chemical Holdings Ltd. (Hong Kong)                                                        15,994,000              9,433
Kingboard Chemical Holdings Ltd., warrants, expire 2003 (1)                                            899,400                 59
Orbotech Ltd. (Israel) (1)                                                                             402,500              5,112
Venture Corp. Ltd. (formerly Venture Manufacturing (Singapore) Ltd.) (Singapore)                       651,800              4,870
Hankuk Electric Glass Co., Ltd. (South Korea)                                                           50,200              2,496


DIVERSIFIED TELECOMMUNICATION SERVICES  -  5.08%
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk., Class B (Indonesia)                52,195,000             17,393
Telefonos de Mexico, SA de CV, Class L (ADR) (Mexico)                                                  381,000             11,620
Telefonos de Mexico, SA de CV 4.25% convertible debentures 2004                               $        180,000                209
Magyar Tavkozlesi Rt. (ADR) (Hungary)                                                                  755,000             11,725
KT Corp. (ADR) (South Korea)                                                                           257,680              5,293
KT Corp.                                                                                                22,600                929
Cia. de Telecomunicaciones de Chile SA (ADR) (Chile)                                                   543,700              4,730
Bharti Tele-Ventures Ltd. (India) (1)                                                                5,300,000              2,848
Hellenic Telecommunications Organization SA (Greece)                                                   218,700              2,459
Telecom Argentina STET-France Telecom SA, Class B (ADR) (Argentina) (1)                                930,000              1,274
Philippine Long Distance Telephone Co. (Philippines) (1)                                               128,850                559
Philippine Long Distance Telephone Co. (ADR)  (1)                                                      120,000                504
Global Light Telecommunications Inc. (Canada) (1) (2) (3)                                              240,000                  2
Global Light Telecommunications Inc.  (1) (3)                                                          160,000                  2


WIRELESS TELECOMMUNICATION SERVICES  -  4.17%
Maxis Communications Bhd. (Malaysia) (1)                                                             9,115,200             14,273
Tele Nordeste Celular Participacoes SA, preferred nominative (ADR) (Brazil)                            530,000              7,256
GLOBE TELECOM, Inc. (Philippines) (1)                                                                  935,437              7,230
COSMOTE Mobile Telecommunications SA (Greece)                                                          750,000              6,265
America Movil SA de CV, Series L (ADR) (Mexico)                                                        400,500              5,383
China Unicom Ltd. (China) (1)                                                                        7,941,300              4,938
China Mobile (Hong Kong) Ltd. (China) (1)                                                            1,419,800              3,486


FOOD PRODUCTS  -  4.10%
Nestle SA (Switzerland)                                                                                 73,000             15,636
Groupe Danone (France)                                                                                  82,200             10,657
Unilever PLC (United Kingdom)                                                                          780,000              7,706
Nestle India Ltd. (India)                                                                              616,250              7,025
Sara Lee Corp. (USA)                                                                                   160,400              3,662
Unilever NV (Netherlands)                                                                               35,000              2,243
PT Indofood Sukses Makmur Tbk (Indonesia)                                                           16,515,000              1,118


METALS & MINING  -  4.01%
Cia. Vale do Rio Doce, preferred nominative (Brazil)                                                   821,000             21,074
Cia. Vale do Rio Doce (ADR)                                                                            204,200              5,381
Xstrata PLC (United Kingdom) (1)                                                                       760,000              7,883
POSCO (South Korea)                                                                                     45,960              4,303
BHP Billiton PLC (United Kingdom)                                                                      682,288              3,330
Freeport-McMoRan Copper & Gold Inc., Class B (USA) (1)                                                 198,000              2,416
Anglo American PLC (United Kingdom)                                                                    130,400              1,712
Yanzhou Coal Mining Co. Ltd. (China)                                                                 2,350,000                844


OIL & GAS  -  3.90%
Petroleo Brasileiro SA - Petrobras, ordinary nominative (ADR) (Brazil)                               1,071,000             14,169
LUKoil Holding (ADR) (Russia)                                                                          215,000             14,061
BP Finance PLC 3.00% exchangeable bonds 2006 (Russia) (2)                                    $       8,000,000             10,860
Shell Transport and Trading Co., PLC (ADR) (United Kingdom)                                             60,000              2,286
Noble Energy, Inc. (USA)                                                                                60,000              2,183
Pogo Producing Co. (USA)                                                                                60,000              2,163


PHARMACEUTICALS  -  3.49%
AstraZeneca PLC (United Kingdom)                                                                       263,200              9,760
Teva Pharmaceutical Industries Ltd. (ADR) (Israel)                                                     114,000              8,827
Dr. Reddy's Laboratories Ltd. (India)                                                                  515,000              7,433
Aventis (France)                                                                                        85,000              5,085
PLIVA d.d. (GDR) (Croatia)                                                                             324,000              3,920
Pharmacia Corp. (USA)                                                                                   80,700              3,470
Pfizer Inc (USA)                                                                                        75,000              2,383


DIVERSIFIED FINANCIALS  -  2.55%
Housing Development Finance Corp. Ltd. (India)                                                         900,159             11,698
Housing Development Finance Corp. Ltd.  (2)                                                            800,000             10,396
First Pacific Co. Ltd. (Hong Kong) (1)                                                              82,376,294              7,816


MEDIA  -  2.51%
Independent News & Media PLC (Ireland)                                                               7,068,518              9,794
ABS-CBN Holdings Corp. (PDR) (Philippines) (1)                                                      25,470,600              8,162
Grupo Televisa, SA, ordinary participation certificates (ADR) (Mexico) (1)                             220,000              6,182
BEC World PCL (Thailand)                                                                             1,050,000              5,045
Benpres Holdings Corp. (Philippines) (1)                                                            60,400,000                216
United Pan-Europe Communications NV, Class A (Netherlands) (1)                                         450,600                 31


AUTOMOBILES  -  2.24%
Honda Motor Co., Ltd. (Japan)                                                                          389,000             13,931
Suzuki Motor Corp. (Japan)                                                                           1,147,000             12,267


PAPER & FOREST PRODUCTS  -  2.04%
Votorantim Celulose e Papel SA (ADR) (Brazil)                                                          946,000             14,521
Sappi Ltd. (South Africa)                                                                              781,100              9,396



PERSONAL PRODUCTS  -  1.25%
Avon Products, Inc. (USA)                                                                              301,000             14,595


HOUSEHOLD PRODUCTS  -  1.21%
Kimberly-Clark de Mexico, SA de CV, Class A (Mexico)                                                 4,744,000             11,411
Kimberly-Clark Corp. (USA)                                                                              55,000              2,832


COMMERCIAL SERVICES & SUPPLIES  -  1.10%
Sylvan Learning Systems, Inc. (USA) (1)                                                                710,000             10,842
Sabre Holdings Corp., Class A (USA) (1)                                                                105,098              2,016


ELECTRICAL EQUIPMENT  -  0.99%
Johnson Electric Holdings Ltd. (Hong Kong)                                                           8,250,000              8,727
Elektrim SA 3.75% convertible debentures 2004 (Poland) (3) (4)                                   Euro1,800,000   1,122
LG Cable Ltd. (South Korea)                                                                            110,000              1,088
ABB Ltd (Switzerland) (1)                                                                              483,620                645


MULTILINE RETAIL  -  0.98%
Wal-Mart de Mexico, SA de CV, Class V (ADR) (Mexico)                                                   428,000             10,644
Organizacion Soriana, SA de CV, Class B (Mexico) (1)                                                   450,000                905


SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  0.97%
Samsung Electronics Co., Ltd. (South Korea)                                                             39,550             11,157
ASM Pacific Technology Ltd. (Hong Kong)                                                                101,000                196


CONSTRUCTION MATERIALS  -  0.97%
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)                                                 4,658,000              8,182
Cemex, SA de CV, ordinary participation certificates, units (ADR) (Mexico)                              83,453              1,692
Holcim Ltd. (Switzerland)                                                                                9,500              1,463


AEROSPACE & DEFENSE  -  0.77%
EMBRAER - Empresa Brasileira de Aeronautica SA, preferred nominative (ADR) (Brazil)                    411,158              6,447
Banco Nacional de Desenvolvimento Economico e Social 6.50% convertible debentures 2006 (     $       3,600,000              2,556


REAL ESTATE  -  0.72%
SM Prime Holdings, Inc. (Philippines)                                                               83,000,000              8,449


INSURANCE  -  0.69%
American International Group, Inc. (USA)                                                               130,000              8,131



TRANSPORTATION INFRASTRUCTURE  -  0.68%
Zhejiang Expressway Co. Ltd., Class H (China)                                                       13,500,000              4,371
International Container Terminal Services, Inc. (Philippines)                                       88,828,000              3,617


CONSTRUCTION & ENGINEERING  -  0.68%
Daelim Industrial Co., Ltd. (South Korea)                                                              700,000              7,956


DISTRIBUTORS  -  0.67%
Li & Fung Ltd. (Hong Kong)                                                                           7,921,000              7,871


LEISURE EQUIPMENT & PRODUCTS  -  0.63%
Fuji Photo Film Co., Ltd. (Japan)                                                                      270,000              7,445


MACHINERY  -  0.61%
Metso Oyj (Finland)                                                                                    770,000              7,125


COMPUTERS & PERIPHERALS  -  0.54%
Quanta Computer Inc. (Taiwan)                                                                        3,095,200              6,298


CHEMICALS  -  0.53%
Hyosung Corp. (South Korea)                                                                            605,000              5,986
Monsanto Co. (USA)                                                                                      13,766                228


OTHER  -  3.55%
Migros Turk TAS (Turkey)                                                                            86,267,000              4,690
Cheil Industries Inc. (South Korea)                                                                    400,000              4,612
Asahi Glass Co., Ltd. (Japan)                                                                          760,000              4,545
Itausa -- Investimentos Itau SA, preferred nominative (Brazil)                                       8,377,321              4,342
Infosys Technologies Ltd. (India)                                                                       45,650              3,589
Nokia Corp., Class A (Finland)                                                                         168,000              2,851
Millennium & Copthorne Hotels PLC (United Kingdom)                                                     785,000              2,485
Lumenis Ltd. (Israel) (1)                                                                              820,000              2,460
Korea Gas Corp. (South Korea)                                                                          136,560              2,345
Huaneng Power International, Inc., Class H (China)                                                   3,260,000              2,341
Tubos de Acero de Mexico, SA (ADR) (Mexico)                                                            220,000              2,013
McDonald's Corp. (USA)                                                                                 100,000              1,811
AES Corp. (USA) (1)                                                                                  1,000,000              1,770
Sony Corp. (Japan)                                                                                      40,000              1,720


Miscellaneous  -  1.95%
Other equity securities in initial period of acquisition                                                                   22,808


Total equity securities (cost: $1,052,567,000)                                                                            874,685



                                                                                                     Principal             Market
                                                                                                        amount              value
Bonds & notes                                                                                             (000)              (000)

Non-U.S. Government obligations  -  8.90%
Russian Federation:
 8.25% 2010 (2)                                                                                        $ 3,848              4,099
 8.25% 2010                                                                                              2,000              2,131
 5.00% 2030 (2) (5)                                                                                     29,313             22,424
 5.00% 2030 (5)                                                                                          1,500              1,148
United Mexican States Government Eurobonds, Global:
 9.875% 2007                                                                                             5,000              5,825
 8.625% 2008                                                                                               875                973
 10.375% 2009                                                                                            4,500              5,346
 9.875% 2010                                                                                             2,875              3,361
 11.375% 2016                                                                                            7,825              9,918
 8.30% 2031                                                                                              1,020              1,015
Brazil (Federal Republic of):
 2.625% 2009 (5)                                                                                         3,166              1,862
 14.50% 2009                                                                                             3,725              2,719
 10.125% 2027                                                                                           14,000              7,189
Panama (Republic of):
 Interest Reduction Bond 5.00% 2014 (5)                                                                  6,262              5,495
 9.375% 2029                                                                                             5,815              6,193
Turkey (Republic of) 11.875% 2030                                                                        8,900              8,344
Croatian Government: (5)
 Series B, 2.688% 2006                                                                                     672                671
 Series A, 2.688% 2010                                                                                   4,982              4,974
Philippines (Republic of) 10.625% 2025                                                                   3,700              3,820
Argentina (Republic of):(4)
 7.00%/15.50% 2008 (6)                                                                                   2,029                456
 12.25% 2018 (7)                                                                                        13,995              2,869
Poland (Republic of), Past Due Interest Bond, Bearer 7.00% 2014 (5)                                      2,337              2,393
Venezuela (Republic of) 9.25% 2027                                                                       1,500              1,035


WIRELESS TELECOMMUNICATION SERVICES  -  0.69%
GLOBE TELECOM, Inc. 13.00% 2009                                                                          3,000              3,488
Cellco Finance NV 12.75% 2005                                                                            2,725              2,596
PTC International Finance BV 10.75% 2007                                                                 1,990              2,035


OIL & GAS  -  0.02%
Petrozuata Finance, Inc., Series B, 8.22% 2017 (2) (8)                                                     300                199



Total bonds & notes (cost: $110,791,000)                                                                                  112,578



                                                                                                     Principal             Market
                                                                                                        amount              value
Short-term securities                                                                                     (000)              (000)

Corporate short-term notes  -  12.15%
Receivables Capital Corp. 1.75%-1.77% due 11/4-11/25/2002 (2)                                         $ 18,750           $ 18,739
Johnson & Johnson 1.75% due 11/25/2002 (2)                                                              18,700             18,677
CBA (Delaware) Finance Inc. 1.73%-1.74% due 11/1-11/19/2002                                             18,000             17,991
Svenska Handelsbanken Inc. 1.74%-1.75% due 11/4-11/6/2002                                               15,000             14,996
Motiva Enterprises LLC 1.71%-1.73% due 11/7/2002                                                        15,000             14,995
Electricite de France 1.75% due 11/20/2002                                                              15,000             14,985
Royal Bank of Scotland Group PLC 1.75% due 11/18-11/27/2002                                             15,000             14,984
Spintab AB (Swedmortgage) 1.72%-1.76% due 11/21-12/16/2002                                              15,000             14,979
ING America Insurance Holdings Inc. 1.74% due 11/18/2002                                                12,000             11,990


Federal agency discount notes  -  3.05%
Freddie Mac 1.65%-1.75% due 11/5-12/20/2002                                                             26,500             26,460
Fannie Mae 1.57%-1.70% due 11/20-12/9/2002                                                               9,300              9,290


Total short-term securities (cost: $178,087,000)                                                                          178,086


Total investment securities (cost: $1,341,445,000)                                                                      1,165,349
New Taiwanese Dollar (cost:$398,000)                                                                 NT$13,133                379

Excess of cash and receivables over payables                                                                                6,018

Net asset                                                                                                              $1,171,746


(1) Non-income-producing security.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(3) Valued under fair value procedures adopted by authority of the Board of Directors.
(4) Scheduled interest payments not made; reorganization pending.
(5) Coupon rate may change periodically.
(6) Step bond; coupon rate will increase at a later date.
(7) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(8) Pass-through security backed by a pool of
      mortgages or other loans on which principal payments are periodically made.
      Therefore, the effective maturity is shorter than the stated maturity.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
PDR = Philippine Depositary Receipts


See Notes to Financial Statements

Equity securities appearing in the portfolio since April 30, 2002
ABB
ASM Pacific Technology
Kookmin Bank
Korea Exchange Bank
Korea Gas
Maxis Communications
Monsanto
Noble Energy
Pogo Producing
Quanta Computer
State Bank of India
Yanzhou Coal Mining


Equity securities eliminated from the portfolio since April 30, 2002 Armor Holdings
Astra International
Bank Pekao
Ford Motor
Grupo Aeroportuario del Sureste
Gulf Indonesia Resources
KangwonLand
Mitsubishi Heavy Industries
Motorola
Nedcor
Nissan Motor
Philip Morris
Sasol
Shandong International Power Development
VIA NET.WORKS
Videsh Sanchar Nigam


New World Fund, Inc.
Financial statements
(dollars and shares in thousands, except per-share amounts)
Statement of assets and liabilities
at October 31,  2002
Assets:
 Investment securities at market:                                                                                  $1,165,349
  (cost: $1,341,445)
 Cash denominated in non-U.S. currencies
  (cost: $398)                                                                                                            379
 Cash                                                                                                                     453
 Receivables for:
  Sales of investments                                                                                  $6,329
  Sales of fund's shares                                                                                 3,819
  Dividends and interest                                                                                 3,382         13,530
                                                                                                                    1,179,711
Liabilities:
 Payables for:
  Purchases of investments                                                                                 408
  Repurchases of fund's shares                                                                           5,739
  Investment advisory services                                                                             778
  Services provided by affiliates                                                                          644
  Deferred Directors' compensation                                                                         344
  Other fees and expenses                                                                                   52          7,965
Net assets at October 31, 2002                                                                                     $1,171,746

Net assets consist of:
 Capital paid in on shares of capital stock                                                                        $1,560,979
 Undistributed net investment income                                                                                    8,919
 Accumulated net realized loss                                                                                       (222,053)
 Net unrealized depreciation                                                                                         (176,099)
Net assets at October 31, 2002                                                                                     $1,171,746

Total authorized capital stock - 200,000 shares, $.01 par value
                                                                                       Net assets       Shares Net asset value
                                                                                                   outstanding   per share (1)
Class A                                                                                $1,071,041       56,665         $18.90
Class B                                                                                    29,144        1,559          18.69
Class C                                                                                    13,030          698          18.66
Class F                                                                                    23,483        1,244          18.88
Class 529-A                                                                                 4,616          244          18.89
Class 529-B                                                                                   708           38          18.79
Class 529-C                                                                                 1,218           65          18.79
Class 529-E                                                                                   284           15          18.86
Class 529-F                                                                                     8            1          18.90
Class R-1                                                                                      24            1          18.85
Class R-2                                                                                     613           32          18.86
Class R-3                                                                                     772           41          18.96
Class R-4                                                                                      78            4          18.90
Class R-5                                                                                  26,727        1,412          18.93
(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and Class 529-A, for which the maximum offering prices per share were $20.05 and $20.04, respectively.


See Notes to Financial Statements
(dollars in thousands)
Statement of operations
for the year ended October 31,  2002

Investment income:
 Income:
  Interest (net of non-U.S. withholding
            tax of $29)                                                                                $15,021
  Dividends (net of non-U.S. withholding
            tax of $1,864)                                                                              22,081        $37,102

 Fees and expenses:
  Investment advisory services                                                                           9,862
  Distribution services                                                                                  3,123
  Transfer agent services                                                                                2,205
  Administrative services                                                                                   73
  Reports to shareholders                                                                                  205
  Registration statement and prospectus                                                                    165
  Postage, stationery and supplies                                                                         358
  Directors' compensation                                                                                  120
  Auditing and legal                                                                                        83
  Custodian                                                                                                677
  State and local taxes                                                                                     41
  Other                                                                                                     46
  Total expenses before reimbursement                                                                   16,958
   Reimbursement of expenses                                                                                 1         16,957
 Net investment income                                                                                                 20,145

Net realized loss and unrealized
 appreciation on investments
 and non-U.S. currency:
 Net realized loss on:
  Investments                                                                                          (59,378)
  Non-U.S. currency transactions                                                                          (951)       (60,329)
 Net unrealized appreciation on:
  Investments                                                                                           44,408
  Non-U.S. currency translations                                                                           380         44,788
   Net realized loss and
    unrealized appreciation
    on investments and non-U.S. currency                                                                              (15,541)
Net increase in net assets resulting
 from operations                                                                                                       $4,604



See Notes to Financial Statements




(dollars in thousands)
Statement of changes in net assets

                                                                                                        Year ended October 31
                                                                                                          2002           2001
Operations:
 Net investment income                                                                                 $20,145        $26,563
 Net realized loss on investments and
  non-U.S. currency transactions                                                                       (60,329)      (161,411)
 Net unrealized appreciation (depreciation)
  on investments and non-U.S. currency translations                                                     44,788        (62,275)
  Net increase (decrease) in net assets
   resulting from operations                                                                             4,604       (197,123)

Dividends paid to shareholders from net investment income                                              (30,241)       (20,787)

Capital share transactions                                                                             118,769          1,740

Total increase (decrease) in net assets                                                                 93,132       (216,170)

Net assets:
 Beginning of year                                                                                   1,078,614      1,294,784
 End of year (including undistributed
  net investment income: $8,919 and $20,214, respectively)                                          $1,171,746     $1,078,614


See Notes to Financial Statements

Notes to financial statements


1. Organization and significant accounting policies

Organization - New World Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital by investing in stocks and bonds with significant exposure to countries that have developing economies and/or markets.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (classes 529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (classes R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
     Share class       Initial sales charge  Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------                           ---------------------------------
  Class A and Class         Up to 5.75%                 None                          None
        529-A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Class B and Class            None           Declines from 5% to zero  Class B and Class 529-B convert
        529-B                                  for redemptions within     to Class A and Class 529-A,
                                               six years of purchase    respectively, after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
       Class C                 None          1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Class 529-C               None          1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Class 529-E               None                     None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Class F and Class            None                     None                          None
        529-F
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Class R-1, Class R-2,          None                     None                          None
 Class R-3, Class R-4
    and Class R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

         Security valuation - Equity securities are valued at the last reported sale price on the broadest and most representative exchange or market on which such securities are traded, as determined by the fund's investment adviser, as of the close of business or, lacking any sales, at the last available bid price. Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Directors. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value.

         Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

         Class allocations - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

         Dividends and distributions to shareholders - Dividends and distributions paid to shareholders are recorded on the ex-dividend date

         Non-U.S. currency translation - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

         Forward currency contracts - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

2.       Non-U.S. investments

Investment risk - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation - Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the year ended October 31, 2002, non-U.S. taxes paid on realized gains were $967,000. As of October 31, 2002, there were no non-U.S. taxes provided on unrealized gains.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; unrealized depreciation of certain investments in non-U.S. securities; expenses deferred for tax purposes; cost of investments sold and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of October 31, 2002, the cost of investment securities and cash denominated in non-U.S. currencies for federal income tax purposes was $1,346,245,000.

As of October 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                                                                               (dollars in thousands)
Undistributed net investment income and currency gains                                                        $12,799
Short-term and long-term capital loss deferrals                                                             (221,160)
Gross unrealized appreciation on investment securities
                                                                                                               86,812
Gross unrealized depreciation on investments securities
                                                                                                            (267,329)

Short-term and long-term capital loss deferrals above include capital loss carryforwards of $581,000, $3,743,000, $158,373,000, and $58,463,000 expiring in
2007, 2008, 2009 and 2010, respectively. The capital loss carryforwards will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

The tax character of distributions paid was as follows (dollars in thousands):



Year ended October 31, 2002
                                Distributions from ordinary income                      Distributions from     Total distributions
                                   Net investment income          Short-term       long-term capital gains                    paid
Share class                           and currency gains       capital gains
Class A                                         $ 29,677                   -                             -                $ 29,677
Class B                                              410                   -                             -                     410
Class C                                               59                   -                             -                      59
Class F                                               95                   -                             -                      95
Total                                           $ 30,241                   -                             -                $ 30,241

Year ended October 31, 2001
                                Distributions from ordinary income                      Distributions from     Total distributions
                                   Net investment income          Short-term       long-term capital gains                    paid
Share class                           and currency gains       capital gains
Class A                                         $ 20,546                   -                             -                $ 20,546
Class B                                              241                   -                             -                     241
Total                                           $ 20,787                   -                             -                $ 20,787



4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors ("AFD"), the principal underwriter of the fund's shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.850% on the first $500 million of daily net assets and decreasing to 0.620% on such assets in excess of $2.5 billion. For the year ended October 31, 2002, the investment advisory services fee was equivalent to an annualized rate of 0.790% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

         Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                     0.30%                         0.30%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.30                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class B and Class 529-B                                      1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class C, Class 529-C and Class R-1                           1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-E and Class R-3                                    0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class F, Class 529-F and Class R-4                           0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

         All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

         For Class A and Class 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of October 31, 2002, unreimbursed expenses which remain subject to reimbursement totaled $1,000 for Class 529-A. There were no unreimbursed expenses which remain subject to reimbursement for Class A.

         Transfer agent services - The fund has a transfer agency agreement with AFS for Class A and Class B shares. Under this agreement, these share classes compensate AFS for transfer agency services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agency services provided to all other share classes from the administrative services fees paid to CRMC described below.

         Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agency and other related shareholder services for all classes of shares other than Class A and Class B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agency services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for Class R-1, Class R-2, Class R-3 and Class R-4, CRMC has voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual administrative fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Administrative services fees are presented gross of any payments made by CRMC.

         Expenses under the agreements described above for the year ended October 31, 2002, were as follows (dollars in thousands):

                 -----------------------------------------------------------------------
                   Share class      Distribution    Transfer agent    Administrative
                                      services         services          services
                 -----------------------------------------------------------------------
                     Class A           $2,713           $2,143        Not applicable
                 -----------------------------------------------------------------------
                 -----------------------------------------------------------------------
                     Class B            274               62          Not applicable
                 -----------------------------------------------------------------------
                 -----------------------------------------------------------------------
                     Class C             85                                 $19





                                                       Included
                                                          in
                                                    administrative
                                                       services
                 ----------------------------------                 --------------------
                 ----------------------------------                 --------------------
                     Class F             34                                  32
                 ----------------------------------                 --------------------
                 ----------------------------------                 --------------------
                   Class 529-A            6                                  5
                 ----------------------------------                 --------------------
                 ----------------------------------                 --------------------
                   Class 529-B           3                                   1
                 ----------------------------------                 --------------------
                 ----------------------------------                 --------------------
                   Class 529-C           5                                   2
                 ----------------------------------                 --------------------
                 ----------------------------------                 --------------------
                   Class 529-E           1                                  -*
                 ----------------------------------                 --------------------
                 ----------------------------------                 --------------------
                   Class 529-F           -*                                 -*
                 ----------------------------------                 --------------------
                 ----------------------------------                 --------------------
                    Class R-1            -*                                 -*
                 ----------------------------------                 --------------------
                 ----------------------------------                 --------------------
                    Class R-2            1                                   1
                 ----------------------------------                 --------------------
                 ----------------------------------                 --------------------
                    Class R-3            1                                   1
                 ----------------------------------                 --------------------
                 ----------------------------------                 --------------------
                    Class R-4            -*                                 -*
                 ----------------------------------                 --------------------
                 ----------------------------------                 --------------------
                    Class R-5      Not applicable                            12
                 -----------------------------------------------------------------------
                  * Amount less than one thousand.

Deferred Directors' compensation - Since the adoption of the deferred compensation plan in 1999, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and Directors - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):


Year ended October 31, 2002
                                                                Reinvestments of dividends
                                Sales(1)                                 and distributions
Share class                      Amount         Shares                              Amount         Shares

Class A                       $ 859,353         41,301                            $ 28,104          1,397
Class B                          23,023          1,089                                 400             20
Class C                          58,835          2,868                                  57              3
Class F                          97,763          4,669                                  77              4
Class 529-A(2)                    5,324            247                                   -              -
Class 529-B(2)                      803             38                                   -              -
Class 529-C(2)                    1,401             65                                   -              -
Class 529-E(2)                      330             15                                   -              -
Class 529-F(2)                        8              1                                   -              -
Class R-1(3)                         26              1                                   -              -
Class R-2(3)                        620             32                                   -              -
Class R-3(3)                        877             45                                   -              -
Class R-4(3)                        151              8                                   -              -
Class R-5(3)                     32,534          1,452                                   -              -
Total net increase
   (decrease) in fund       $ 1,081,048         51,831                            $ 28,638          1,424


                                                                     Net increase
                              Repurchases(1)                            (decrease)
                                     Amount            Shares              Amount        Shares



Class A                        $ (854,651)          (41,340)           $ 32,806         1,358
Class B                           (12,957)             (626)             10,466           483
Class C                           (47,523)           (2,332)             11,369           539
Class F                           (74,712)           (3,562)             23,128         1,111
Class 529-A(2)                        (65)               (3)              5,259           244
Class 529-B(2)                         (3)               -*                 800            38
Class 529-C(2)                         (8)               -*               1,393            65
Class 529-E(2)                         -*                -*                 330            15
Class 529-F(2)                          -                 -                   8             1
Class R-1(3)                            -                 -                  26             1
Class R-2(3)                           (1)               -*                 619            32
Class R-3(3)                          (88)               (4)                789            41
Class R-4(3)                          (75)               (4)                 76             4
Class R-5(3)                         (834)              (40)             31,700         1,412
Total net increase
   (decrease) in fund          $ (990,917)          (47,911)          $ 118,769         5,344



                                                                Reinvestments of dividends
                                Sales(1)                                 and distributions
Share class                      Amount         Shares                              Amount         Shares

Year ended October 31, 2001
Share class
Class A                       $ 628,936         29,029                            $ 19,423            876
Class B                          13,143            605                                 234             11
Class C(4)                        5,040            242                                   -              -
Class F(4)                        7,284            359                                   -              -
Total net increase
   (decrease) in fund         $ 654,403         30,235                            $ 19,657            887




                                                                     Net increase
                              Repurchases(1)                            (decrease)
                                     Amount            Shares              Amount        Shares
Share class
Class A                        $ (661,254)          (30,669)          $ (12,895)         (764)
Class B                            (4,760)             (226)              8,617           390
Class C(4)                         (1,712)              (83)              3,328           159
Class F(4)                         (4,594)             (226)              2,690           133
Total net increase
   (decrease) in fund          $ (672,320)          (31,204)            $ 1,740           (82)



*Amount less than one thousand.
(1) Includes exchanges between share classes of the fund.
(2) Class 529-A, Class 529-B, Class 529-C, Class 529-E and Class 529-F shares were offered beginning February 15, 2002.
(3) Class R-1, Class R-2, Class R-3, Class R-4 and Class R-5 shares were offered beginning May 15, 2002.
(4) Class C and Class F shares were offered beginning March 15, 2001.

6. Restricted securities

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of October 31, 2002, the total value of restricted securities was $87,952,000, which represents 7.51% of the net assets of the fund.

7. Investment transactions and other disclosures

The fund made purchases and sales of investment securities, excluding short-term securities, of $364,612,000 and $347,508,000, respectively, during the year ended October 31, 2002.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended October 31, 2002, the custodian fee of $677,000 includes $3,000 that was offset by this reduction, rather than paid in cash.






Financial Highlights (1)

                                                                              Income from investment operations(2)
                                                                                                             Net
                                                                         Net asset                 gains(losses)         Dividends
                                            value,            Net    on securities  Total from          (from net
                                         beginning     investment   (both realized  investment         investment     value, end
                                         of period   income (loss)  and unrealized) operations             income)     of period


Class A:
 Year ended 10/31/2002                      $19.04           $.34             $.07        $.41              ($.55)        $18.90
 Year ended 10/31/2001                       22.81            .47            (3.87)      (3.40)              (.37)         19.04
 Year ended 10/31/2000                       23.67            .42            (1.08)       (.66)              (.20)         22.81
 Period from 6/17/1999 to 10/31/1999         23.56            .16             (.05)        .11                  -          23.67
Class B:
 Year ended 10/31/2002                       18.82            .16              .09         .25               (.38)         18.69
 Year ended 10/31/2001                       22.71            .28            (3.85)      (3.57)              (.32)         18.82
 Period from 3/15/2000 to 10/31/2000         29.09            .20            (6.58)      (6.38)                 -          22.71
Class C:
 Year ended 10/31/2002                       18.76            .12              .12         .24               (.34)         18.66
 Period from 3/15/2001 to 10/31/2001         21.44            .09            (2.77)      (2.68)                 -          18.76
Class F:
 Year ended 10/31/2002                       18.98            .28              .12         .40               (.50)         18.88
 Period from 3/16/2001 to 10/31/2001         21.42            .21            (2.65)      (2.44)                 -          18.98
Class 529-A:
 Period from 2/19/2002 to 10/31/2002         21.19            .14            (2.44)      (2.30)                 -          18.89
Class 529-B:
 Period from 2/26/2002 to 10/31/2002         21.20            .02            (2.43)      (2.41)                 -          18.79
Class 529-C:
 Period from 2/25/2002 to 10/31/2002         21.15            .04            (2.40)      (2.36)                 -          18.79
Class 529-E:
 Period from 3/22/2002 to 10/31/2002         22.57            .10            (3.81)      (3.71)                 -          18.86
Class 529-F:
 Period from 9/17/2002 to 10/31/2002         19.44           - (3)            (.54)       (.54)                 -          18.90
Class R-1:
 Period from 6/11/2002 to 10/31/2002         22.44            .01            (3.60)      (3.59)                 -          18.85
Class R-2:
 Period from 6/7/2002 to 10/31/2002          22.37           (.02)           (3.49)      (3.51)                 -          18.86
Class R-3:
 Period from 6/6/2002 to 10/31/2002          22.41            .03            (3.48)      (3.45)                 -          18.96
Class R-4:
 Period from 10/7/2002 to 10/31/2002         18.21           - (3)             .69         .69                  -          18.90
Class R-5:
 Period from 5/15/2002 to 10/31/2002         23.05            .12            (4.24)      (4.12)                 -          18.93


                                                                                               Ratio of
                                                                         Ratio of            net income
                                           Net asset      Net assets,     expenses           (loss)
                                               Total    end of period        to average       to average
                                            return(4)    (in millions)       net assets       net assets
Class A:
 Year ended 10/31/2002                        1.95%           $1,071        1.34%           1.65%
 Year ended 10/31/2001                       (15.13)           1,053         1.29            2.15
 Year ended 10/31/2000                        (2.91)           1,279         1.35            1.61
 Period from 6/17/1999 to 10/31/1999            .47              739         1.46   (6)      1.83    (6)
Class B:
 Year ended 10/31/2002                         1.17               29         2.15             .78
 Year ended 10/31/2001                       (15.91)              20         2.13            1.32
 Period from 3/15/2000 to 10/31/2000         (21.93)              16         2.03   (6)       .93    (6)
Class C:
 Year ended 10/31/2002                         1.15               13         2.14             .61
 Period from 3/15/2001 to 10/31/2001         (12.50)               3         2.19   (6)       .69    (6)
Class F:
 Year ended 10/31/2002                         1.95               23         1.38            1.35
 Period from 3/16/2001 to 10/31/2001         (11.39)               3         1.40   (6)      1.62    (6)
Class 529-A:
 Period from 2/19/2002 to 10/31/2002         (10.85)               5         1.47   (6)       .99    (6)
Class 529-B:
 Period from 2/26/2002 to 10/31/2002         (11.37)               1         2.25   (6)       .14    (6)
Class 529-C:
 Period from 2/25/2002 to 10/31/2002         (11.16)               1         2.21   (6)       .26    (6)
Class 529-E:
 Period from 3/22/2002 to 10/31/2002         (16.44)               -         1.66   (6)       .78    (6)
Class 529-F:
 Period from 9/17/2002 to 10/31/2002          (2.78)            - (5)         .17               -    (8)
Class R-1:
 Period from 6/11/2002 to 10/31/2002         (16.00)            - (5)         .81   (7)       .06
Class R-2:
 Period from 6/7/2002 to 10/31/2002          (15.69)               1          .83   (7)      (.11)
Class R-3:
 Period from 6/6/2002 to 10/31/2002          (15.39)               1          .68   (7)       .13
Class R-4:
 Period from 10/7/2002 to 10/31/2002           3.79             - (5)         .09   (7)         -    (8)
Class R-5:
 Period from 5/15/2002 to 10/31/2002         (17.87)              27          .46             .62


Year ended October 31                                                                                     June 17 to
                                                             2002             2001        2000          October 31, 1999

Portfolio turnover rate for all classes of shares             32%              40%         30%                  1%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Period from June 17, 1999 to October 31, 1999 is based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(3) Amount less than one cent.
(4) Total returns exclude all sales charges, including contingent deferred sales charges.
(5) Amount less than 1 million.
(6) Annualized.
(7) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agency services. Had CRMC not paid such fees, expense ratios would have been 3.49%, 1.04%, .77% and .13% for Class R-1, Class R-2, Class R-3 and Class R-4, respectively. Such expense ratios are the result of higher expenses during the start-up period and are not indicative of expense ratios expected in the future.
(8) Amount less than .01 percent.



Independent auditors' report

To the Board of Directors and Shareholders of New World Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of New World Fund, Inc. (the "Fund"), including the investment portfolio, as of October 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the period June 17, 1999, commencement of operations, to October 31, 1999 and each of the three years in the period ended October 31, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of New World Fund, Inc. as of October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the period June 17, 1999, commencement of operations, to October 31, 1999 and each of the three years in the period ended October 31, 2002, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP
Los Angeles, California
December 3, 2002




Tax Information (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year.

The fund makes an election under the Internal Revenue Code Section 853 to pass through certain non-U.S. taxes paid by the fund to its shareholders as a foreign tax credit. The amount of foreign tax credit passed through to shareholders for the fiscal year ended October 31, 2002 is $2,836,000. Foreign source income earned by the fund for the fiscal year ended October 31, 2002 was $36,196,000. Shareholders are entitled to a foreign tax credit or an itemized deduction, at their discretion. Generally, it is more advantageous to claim a credit than to take a deduction.

Corporate shareholders may exclude up to 70% of qualifying dividends received during the year. For purposes of computing this exclusion, 9.5% of the dividends paid by the fund from net investment income represent qualifying dividends.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2003 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2002 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.

                                     PART C
                                OTHER INFORMATION

                              NEW WORLD FUND, INC.


Item 23.          Exhibits
(a) Articles of Incorporation - previously filed (see Pre-Effective Amendment No. 1 filed 3/3/99; Articles Supplementary - previously filed (see Post-Effective ("P/E") Amendment No. 3 filed 3/10/00; No. 5 filed 3/12/01; and No. 6 filed 2/14/02).

(b)      By-laws - previously filed (see P/E Amendment No. 5 filed 3/12/01)

(c) Form of share certificate - previously filed (see P/E Amendment No. 5 filed 3/12/01)

(d) Form of Amended Investment Advisory and Service Agreement - previously filed (see P/E Amendment No. 2 filed 1/6/00)

(e) Form of Amended and Restated Principal Underwriting Agreement - previously filed (see P/E Amendment No. 6 filed 2/14/02); and Form of Selling Group Agreement; form of Banking Selling Group Agreement; form of Omnibus addendum to the Selling Group Agreement (for retirement plan share classes (R shares) only); and form of Institutional Selling Group Agreement (see P/E Amendment No. 7 filed 5/13/02)

(f)      None

(g) Form of Global Custody Agreement - previously filed (see P/E Amendment No. 7 filed 5/13/02)

(h-1) Form of Amended and Restated Administrative Services Agreement - previously filed (see P/E Amendment No. 6 filed 2/14/02)

(h-2)    Amendment of Shareholder Services Agreement

(i)      Legal opinion - previously filed (see P/E Amendment No. 7 filed
         5/13/02)

(j)      Consent of Independent Auditors

(k)      None

(l) Initial capital agreements - previously filed (see Pre-Effective Amendment No. 3 filed 4/16/99)

(m) Forms of Plans of Distribution - previously filed (see Pre-Effective Amendment No. 3 filed 4/16/99; P/E No. 3 filed 3/10/00; No. 5 filed 3/12/01; No. 6 filed 2/14/02; and No. 7 filed 5/13/02)

(n) Form of Amended and Restated Multiple Class Plan - previously filed (see P/E Amendment No. 6 filed 2/14/02)

(o)      None

(p)      Code of Ethics - previously filed (see P/E Amendment No. 6 filed
         2/14/02)


                         New World Fund, Inc. -- Pg C-1

Item 24.          Persons Controlled by or under Common Control with the Fund

                  None

Item 25.          Indemnification

                  Registrant, upon the effective date of this Registration Statement, will become a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies written by ICI Mutual Insurance Company which will insure its officers and directors against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

                  Subsection (b) of Section 2-418 of the General Corporation Law of Maryland empowers a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys' fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is established that: (i) the act or omission of the person was material to the matter giving rise to the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

                  Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors of a committee of the Board by vote as set forth in subparagraph (i), or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by any party to the specific proceeding may not be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection
(b).

                  Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; that the scope of indemnification extends to directors, officers, employees or agents of a constituent corporation absorbed in a consolidation or merger and persons serving in that capacity at the request of the constituent corporation for another; and empowers the corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such

                         New World Fund, Inc. -- Pg C-2
person's status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

                  Article VIII (h) of the Articles of Incorporation of New World Fund, Inc. (the "Fund" or the "Corporation") provides that "The Corporation shall indemnify (1) its directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (2) its other employees and agents to such extent as shall be authorized by the Board of Directors or the Corporation's By-Laws and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such by-laws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of this Charter of the Corporation shall limit or eliminate the right to indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal. Nothing contained herein shall be construed to authorize the Corporation to indemnify any director or officer of the Corporation against any liability to the Corporation or to any holders of securities of the Corporation to which he is subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. Any indemnification by the Corporation shall be consistent with the requirements of law, including the Investment Company Act of 1940."

                  Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940 (the "1940 Act") and Releases No. 7221 (June 9, 1972) and No. 11330 (September 4, 1980). In addition, indemnification by the Registrant shall be consistent with the requirements of rule 484 under the Securities Act of 1933.


Item 26.          Business and Other Connections of the Investment Adviser

                  None


Item 27.          Principal Underwriters

                  (a) American Funds Distributors, Inc. is the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.




                         New World Fund, Inc. -- Pg C-3


(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant

       David L. Abzug                           Vice President                                        None
       P.O. Box 2248
       Agoura Hills, CA 91376

       John A. Agar                             Vice President                                        None
       P.O. Box 7326
       Little Rock, AR 72217

       Dana W. Anderson                         Regional Vice Persident                               None
       200 E. Big Beaver Road
       Suite 116
       Troy, MI 48083

       Robert B. Aprison                        Vice President                                        None
       2983 Bryn Wood Drive
       Madison, WI  53711

L      William W. Bagnard                       Vice President                                        None

       Shakeel A. Barkat                        Regional Vice President                               None
       1249 Pine Hill Drive
       Annapolis, MD 21401

       Steven L. Barnes                         Senior Vice President                                 None
       7490 Clubhouse Road
       Suite 100
       Boulder, CO  80301

L      Nancy J. Batlin                          Vice President                                        None

B      Carl R. Bauer                            Vice President                                        None


       Michelle A. Bergeron                     Senior Vice President                                 None

       4160 Gateswalk Drive
       Smyrna, GA 30080

       J. Walter Best, Jr.                      Regional Vice President                               None
       9013 Brentmeade Blvd.
       Brentwood, TN 37027

       Joseph T. Blair                          Senior Vice President                                 None
       P.O. Box 3529
       148 E. Shore Avenue
       Groton Long Point, CT 06340



                         New World Fund, Inc. -- Pg C-4





(b)    (1) (2) (3) John A. Blanchard            Vice President                                        None
       576 Somerset Lane
       Northfield, IL 60093

       Ian B. Bodell                            Senior Vice President                                 None
       P.O. Box 1665
       Brentwood, TN  37024-1665

       Mick L. Brethower                        Senior Vice President                                 None
       601 E. Whitestone Blvd.
       Building 6, Suite 115
       Cedar Park, TX 78613

       C. Alan Brown                            Vice President                                        None
       4129 Laclede Avenue
       St. Louis, MO 63108

L      Sheryl M. Burford                        Assistant Vice President                              None

B      J. Peter Burns                           Vice President                                        None

       Cody Callaway                            Regional Vice President                               None
       803 South Desert Palm Place
       Broken Arrow, OK 74012

       Matthew C. Carlisle                      Regional Vice President                               None
       4500 Fairvista Drive
       Charlotte, NC 28269

       Damian F. Carroll                        Regional Vice President                               None
       40 Ten Acre Road
       New Britain, CT 06052

       Brian C. Casey                           Vice President                                        None
       8002 Greentree Road
       Bethesda, MD  20817

       Victor C. Cassato                        Senior Vice President                                 None
       609 W. Littleton Blvd., Suite 310
       Littleton, CO  80120

       Christopher J. Cassin                    Senior Vice President                                 None
       19 North Grant Street
       Hinsdale, IL  60521



                         New World Fund, Inc. -- Pg C-5





(b)    (1) (2) (3) Denise M. Cassin             Vice President                                        None
       1301 Stoney Creek Drive
       San Ramon, CA  94583

L      David D. Charlton                        Senior Vice President                                 None

L      Larry P. Clemmensen                      Director                                              None

L      Kevin G. Clifford                        Director, President and Co-Chief                      None
                                                Executive Officer

H      Cheri Coleman                            Vice President                                        None

       Ruth M. Collier                          Senior Vice President                                 None
       106 Central Park South, #10K
       New York, NY 10019

S      David Coolbaugh                          Vice President                                        None

       Carlo O. Cordasco                        Regional Vice President                               None
       101 Five Forks Lane
       Hampton, VA 23669

B      Josie Cortez                             Assistant Vice President                              None

       Thomas E. Cournoyer                      Vice President                                        None
       2333 Granada Boulevard
       Coral Gables, FL  33134

L      Michael D. Cravotta                      Assistant Vice President                              None

       Joseph G. Cronin                         Regional Vice President                               None
       1281 Fiore Drive
       Lake Forest, IL 60045

       William F. Daugherty                     Regional Vice President                               None
       1213 Redwood Hills Circle
       Carlisle, PA 17013

       Guy E. Decker                            Regional Vice President                               None
       2990 Topaz Lane
       Carmel, IN 46032



                         New World Fund, Inc. -- Pg C-6





(b)    (1) (2) (3) Daniel J. Delianedis         Vice President                                       None
       Edina Executive Plaza
       5200 Willson Road, Suite 150
       Edina, MN  55424

       James A. DePerno, Jr.                    Regional Vice President                               None
       91 Church Street
       East Aurora, NY 14052

L      Bruce L. DePriester                      Senior Vice President                                 None

L      Dianne M. Dexter                         Assistant Vice President                              None

       Thomas J. Dickson                        Regional Vice President                               None
       108 Wilmington Court
       Southlake, TX 76092

       Michael A. DiLella                       Vice President                                        None
       P. O. Box 661
       Ramsey, NJ  07446

       G. Michael Dill                          Senior Vice President                                 None
       505 E. Main Street
       Jenks, OK  74037

       Kirk D. Dodge                            Senior Vice President                                 None
       2627 Mission Street
       San Marino, CA  91108

       Peter J. Doran                           Director, Executive Vice President                    None
       100 Merrick Road, Suite 216W
       Rockville Centre, NY 11570

L      Michael J. Downer                        Secretary                                             None

       Michael J. Dullaghan                     Regional Vice President                               None
       5040 Plantation Grove Lane
       Roanoke, VA 24012

S      J. Steven Duncan                         Senior Vice President                                 None

       Robert W. Durbin                         Vice President                                        None
       74 Sunny Lane
       Tiffin, OH  44883



                         New World Fund, Inc. -- Pg C-7





(b) (1) (2) (3) I Lloyd G. Edwards              Senior Vice President                                 None

       Timothy L. Ellis                         Regional Vice President                               None
       1441 Canton Mart Road, Suite 9
       Jackson, MS 39211

       John R. Fodor                            Senior Vice President                                 None
       15 Latisquama Road
       Southborough, MA  01772

L      Charles L. Freadhoff                     Vice President                                        None

       Daniel B. Frick                          Regional Vice President                               None
       845 Western Avenue
       Glen Ellyn, IL 60137

       Clyde E. Gardner                         Senior Vice President                                 None
       Route 2, Box 3162
       Osage Beach, MO  65065

L      Linda S. Gardner                         Vice President                                        None

B      Lori Giacomini                           Assistant Vice President                              None

       B Evelyn K. Glassford                    Vice President                                        None

       Jack E. Goldin                           Regional Vice President                               None
       7995 Northwest 20th Street
       Pembroke Pines, FL 33024

       Jeffrey J. Greiner                       Vice President                                        None
       12210 Taylor Road
       Plain City, OH  43064


L      Paul G. Haaga, Jr.                       Director                                              None

B      Mariellen Hamann                         Vice President                                        None

       Derek S. Hansen                          Regional Vice President                               None
       13033 Ridgedale Drive, #147
       Minnetonka, MN 55305



                         New World Fund, Inc. -- Pg C-8





(b)                 (1)                                       (2)                                      (3)
       David E. Harper                          Senior Vice President                                 None
       150 Old Franklin School Road
       Pittstown, NJ 08867

H      Mary Pat Harris                          Vice President                                        None

       Robert J. Hartig, Jr.                    Regional Vice President                               None
       13563 Marjac Way
       McCordsville, IN 46055

       Steven J. Hipsley                        Regional Vice President                               None
       44 Tyler Drive
       Saratoga Springs, NY 12866

L      Russell K. Holliday                      Vice President                                        None

L      Kevin B. Hughes                          Assistant Vice President                              None

       Ronald R. Hulsey                         Senior Vice President                                 None
       6202 Llano
       Dallas, TX  75214

       Robert S. Irish                          Vice President                                        None
       1225 Vista Del Mar Drive
       Delray Beach, FL  33483

       Michael J. Johnston                      Director                                              None
       630 Fifth Avenue, 36th Floor
       New York, NY  10111

B      Damien M. Jordan                         Senior Vice President                                 None

       John P. Keating                          Regional Vice President                               None
       2285 Eagle Harbor Parkway
       Orange Park, FL 30073

L      Benjamin M. Kemper                       Vice President                                        None

L      Maria K. Khader                          Assistant Vice President                              None

       Dorothy Klock                            Vice President                                        None
       555 Madison Avenue, 29th Floor
       New York, NY 10022



                         New World Fund, Inc. -- Pg C-9





(b) (1) (2) (3) L Edward K. Klodt               Vice President                                        None

       Dianne L. Koske                          Assistant Vice President                              None
       122 Clydesdale Court
       Hampton, VA 23666

B      Elizabeth K. Koster                      Assistant Vice President                              None

       R. Andrew LeBlanc                        Regional Vice President                               None
       78 Eton Road
       Garden City, NY 11530

B      Karl A. Lewis                            Vice President                                        None

       T. Blake Liberty                         Vice President                                        None
       5506 East Mineral Lane
       Littleton, CO  80122

       Mark J. Lien                             Regional Vice President                               None
       1103 Tulip Tree Lane
       West Des Moines, IA 50266

L      Lorin E. Liesy                           Vice President                                        None

I      Kelle Lindenberg                         Assistant Vice President                              None

       Louis K. Linquata                        Regional Vice President                               None
       5214 Cass Street
       Omaha, NE 68132

LW     Robert W. Lovelace                       Director                                     President and Director

       Brendan T. Mahoney                       Regional Vice President                               None
       29 Harvard Drive
       Sudbury, MA 01776

       Stephen A. Malbasa                       Director, Senior Vice President                       None
       13405 Lake Shore Blvd.
       Cleveland, OH  44110

       Steven M. Markel                         Senior Vice President                                 None
       5241 South Race Street
       Greenwood Village, CO  80121



                         New World Fund, Inc. -- Pg C-10





(b) (1) (2) (3) L J. Clifton Massar             Director, Senior Vice President                       None

L      Christopher McCarthy                     Assistant Vice President                              None

       James R. McCrary                         Regional Vice President                               None
       28812 Crestridge
       Rancho Palos Verdes, CA 90275

L      Scott F. McIntyre                        Senior Vice President                                 None

S      John V. McLaughlin                       Senior Vice President                                 None

L      Dan R. McMaster                          Assistant Vice President                              None

       Terry W. McNabb                          Vice President                                        None
       2002 Barrett Station Road
       St. Louis, MO  63131

       Scott M. Meade                           Regional Vice President                               None
       P.O. Box 122
       Rye Beach, NH 03871

       Monty L. Moncrief                        Regional Vice President                               None
       55 Chandler Creek Court
       The Woodlands, TX 77381

       William E. Noe                           Vice President                                        None
       304 River Oaks Road
       Brentwood, TN  37027

L      Heidi J. Novaes                          Vice President                                        None

       Peter A. Nyhus                           Vice President                                        None
       3084 Wilds Ridge Court
       Prior Lake, MN  55372

       Eric P. Olson                            Vice President                                        None
       62 Park Drive
       Glenview, IL  60025

       Jeffrey A. Olson                         Regional Vice President                               None
       930 S. Cowley Street, #305
       Spokane, WA 99202



                         New World Fund, Inc. -- Pg C-11





(b)    (1) (2) (3) Gary A. Peace                Regional Vice President                               None
       291 Kaanapali Drive
       Napa, CA 94558

       Samuel W. Perry                          Regional Vice President                               None
       4340 East Indian School Road
       Suite 21
       Phoenix, AZ 85018

       David K. Petzke                          Regional Vice President                               None
       4016 Saint Lucia Street
       Boulder, CO 80301

       Fredric Phillips                         Senior Vice President                                 None
       175 Highland Avenue, 4th Floor
       Needham, MA  02494

B      Candance D. Pilgrim                      Assistant Vice President                              None

       Carl S. Platou                           Vice President                                        None
       7455 80th Place, S.E.
       Mercer Island, WA  98040

       Gregory S. Porter                        Assistant Vice President                              None
       630 Fifth Avenue, 36th Floor
       New York, NY  10111

S      Richard P. Prior                         Vice President                                        None

       Mark S. Reischmann                       Regional Vice President                               None
       5485 East Mineral Lane
       Centennial, CO 80122

       Steven J. Reitman                        Senior Vice President                                 None
       212 The Lane
       Hinsdale, IL  60521

       Brian A. Roberts                         Vice President                                        None
       214-A 50th Street
       Virginia Beach, VA 23451

L      Julie D. Roth                            Vice President                                        None

L      James F. Rothenberg                      Director                                              None



                         New World Fund, Inc. -- Pg C-12





(b)    (1) (2) (3) Romolo D. Rottura            Regional Vice President                               None
       441 Nicholas Drive
       Southampton, PA 18966

       Douglas F. Rowe                          Vice President                                        None
       414 Logan Ranch Road
       Georgetown, TX  78628

       Christopher S. Rowey                     Vice President                                        None
       10538 Cheviot Drive
       Los Angeles, CA  90064

H      Steve L. Rubin                           Vice President                                        None

       Dean B. Rydquist                         Senior Vice President                                 None
       1080 Bay Pointe Crossing
       Alpharetta, GA  30005

       Richard R. Samson                        Senior Vice President                                 None
       4604 Glencoe Avenue, #4
       Marina del Rey, CA  90292

       Paul V. Santoro                          Regional Vice President                               None
       17 Willow Street
       Boston, MA 02108

       Joseph D. Scarpitti                      Vice President                                        None
       31465 St. Andrews
       Westlake, OH  44145

       Shane D. Schofield                       Regional Vice President                               None
       201 McIver Street
       Greenville, SC 29601

S      Sherrie L. Senft                         Vice President                                        None

L      R. Michael Shanahan                      Director                                              None

L      Michael J. Sheldon                       Assistant Vice President                              None

       Daniel S. Shore                          Regional Vice President                               None
       1715 North Vine Street
       Chicago, IL 60614



                         New World Fund, Inc. -- Pg C-13





(b)                 (1)                                       (2)                                      (3)
       Brad Short                               Regional Vice President                               None
       1601 Seal Way
       Seal Beach, CA 90740

       David W. Short                           Chairman of the Board and                             None
       1000 RIDC Plaza, Suite 212               Co-Chief Executive Officer
       Pittsburgh, PA 15238

       William P. Simon, Jr.                    Senior Vice President                                 None
       P.O. Box 426
       Devon, PA 19333

L      Connie F. Sjursen                        Vice President                                        None

       Jerry L. Slater                          Regional Vice President                               None
       4152 42nd Avenue, NE
       Seattle, WA 98105

       Rodney G. Smith                          Senior Vice President                                 None
       5520 Frankford Court
       Dallas, TX 75252

       Anthony L. Soave                         Regional Vice President                               None
       5397 W. Rosebud Court, S.E.
       Kentwood, MI 49512

L      Therese L. Soullier                      Vice President                                        None

       Nicholas D. Spadaccini                   Vice President                                        None
       855 Markley Woods Way
       Cincinnati, OH  45230

L      Kristen J. Spazafumo                     Assistant Vice President                              None

       Daniel S. Spradling                      Senior Vice President                                 None
       181 Second Avenue
       Suite 228
       San Mateo, CA  94401

B      Raymond Stein                            Assistant Vice President                              None

LW     Eric H. Stern                            Director                                              None



                         New World Fund, Inc. -- Pg C-14





(b)                 (1)                                       (2)                                      (3)
       Brad Stillwagon                          Regional Vice President                               None
       2438 Broadmeade Road
       Louisville, KY 40205

B      Max D. Stites                            Vice President                                        None

L      David K. Stone                           Assistant Vice President                              None

       Thomas A. Stout                          Vice President                                        None
       1004 Ditchley Road
       Virginia Beach, VA 23451

       Craig R. Strauser                        Vice President                                        None
       3 Dover Way
       Lake Oswego, OR  97034

       Francis N. Strazzeri                     Senior Vice President                                 None
       3021 Kensington Trace
       Tarpon Springs, FL 34689

L      Lisa F. Swaiman                          Senior Vice President                                 None

L      Libby J. Syth                            Assistant Vice President                              None

L      Drew W. Taylor                           Vice President                                        None

       Gary J. Thoma                            Regional Vice President                               None
       401 Desnoyer
       Kaukauna, WI 54130

       Cynthia M. Thompson                      Regional Vice President                               None
       4 Franklin Way
       Ladera Ranch, CA 92694

L      James P. Toomey                          Vice President                                        None

I      Christopher E. Trede                     Vice President                                        None

       George F. Truesdail                      Senior Vice President                                 None
       400 Abbotsford Court
       Charlotte, NC  28270



                         New World Fund, Inc. -- Pg C-15





(b)    (1) (2) (3) Scott W. Ursin-Smith         Vice President                                        None
       60 Reedland Woods Way
       Tiburon, CA  94920

       J. David Viale                           Regional Vice President                               None
       39 Old Course Drive
       Newport Beach, CA 92660

L      Patricia A. Vogt                         Assistant Vice President                              None

       Gerald J. Voss                           Regional Vice President                               None
       The Pines at Four Hills
       3900 S. Southeastern Ave., #304
       Sioux Falls, SD 57103

L      Wendy A. Wainwright                      Assistant Vice President                              None

       Thomas E. Warren                         Vice President                                        None
       7347 Turnstone Road
       Sarasota, FL  34242

L      Debbie L. Wasilak                        Assistant Vice President                              None

L      J. Kelly Webb                            Senior Vice President,                                None
                                                Treasurer and Controller

       Gregory J. Weimer                        Vice President                                        None
       206 Hardwood Drive
       Venetia, PA  15367

B      Timothy W. Weiss                         Director                                              None

SF     Gregory W. Wendt                         Director                                              None

       George J. Wenzel                         Regional Vice President                               None
       251 Barden Road
       Bloomfield Hills, MI 48304

H      J. D. Wiedmaier                          Assistant Vice President                              None

SF     N. Dexter Williams, Jr.                  Senior Vice President                                 None

       Andrew L. Wilson                         Regional Vice President                               None
       11163 Rich Meadow Drive
       Great Falls, VA 22066


                         New World Fund, Inc. -- Pg C-16





(b)                 (1)                                       (2)                                      (3)

       Timothy J. Wilson                        Vice President                                        None
       113 Farmview Place
       Venetia, PA  15367

B      Laura L. Wimberly                        Vice President                                        None

H      Marshall D. Wingo                        Director, Senior Vice President                       None

L      Robert L. Winston                        Director, Senior Vice President                       None

       Kurt A. Wuestenberg                      Regional Vice President                               None
       975 Arboretum Drive
       Saline, MI 48176

       William R. Yost                          Senior Vice President                                 None
       9320 Overlook Trail
       Eden Prairie, MN  55347

       Jason P. Young                           Regional Vice President                               None
       11141 Whitetail Lane
       Olathe, KS 66061

       Jonathan A. Young                        Regional Vice President                               None
       329 Downing Drive
       Chesapeake, VA 23322

       Scott D. Zambon                          Regional Vice President                               None
       2178 Piper Lane
       Tustin Ranch, CA 92782


----------
L    Business Address, 333 South Hope Street, Los Angeles, CA 90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B    Business Address, 135 South State College Boulevard, Brea, CA 92821
S    Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251
SF Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016
H    Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I    Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

         (c)      None



                         New World Fund, Inc. -- Pg C-17

Item 28.          Location of Accounts and Records.

                  Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant's investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, and/or 135 South State College Boulevard, Brea, California 92821.

                  Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92821; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, VA 23513.

                  Registrant's records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017-2070.


Item 29.          Management Services

                  None


Item 30.          Undertakings

                  None


                                         New World Fund, Inc. -- Pg C-18

                                              SIGNATURE OF REGISTRANT

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 26th day of December, 2002.


              NEW WORLD FUND, INC.

              By /s/ Gina H. Despres
                 (Gina H. Despres, Chairman of the Board)

Pursuant to the requirements of the Securities Act of 1933, this amendment to Registration Statement has been signed below on December 26, 2002, by the following persons in the capacities indicated.


          Signature                                        Title

(1) Principal Executive Officer:

           /s/ Robert W. Lovelace                        President and Director
          ---------------------------------
          (Robert W. Lovelace)

(2)       Principal Financial Officer and Principal Accounting Officer:

          /s/ R. Marcia Gould                            Treasurer
          -----------------------------------
          (R. Marcia Gould)

(3) Directors:

          Elisabeth Allison*                             Director
           /s/ Gina H. Despres                           Chairman of the Board
          -----------------------------------
          (Gina H. Despres)
          Robert A. Fox*                                 Director
          Alan Greenway*                                 Director
          Koichi Itoh*                                   Director
          William H. Kling*                              Director
           /s/ Robert W. Lovelace                        President and Director
          ---------------------------------
          (Robert W. Lovelace)
          John G. McDonald*                              Director
          William I. Miller*                             Director
          Alessandro Ovi*                                Director
          Kirk P. Pendleton                              Director

          *By   /s/ Vincent P. Corti
                --------------------
                  (Vincent P. Corti, Attorney-in-Fact)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).


                                        /s/ Kristine M. Nishiyama
                                        (Kristine M. Nishiyama)


                         New World Fund, Inc. -- Pg C-19